UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21475
                                   -----------------

                              Tamarack Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          100 S. Fifth Street, Suite 2300, Minneapolis, MN 55402-1240
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (614) 470-8000
                                                    ----------------------

Date of fiscal year end:            09/30/06
                         ------------------------------

Date of reporting period:           06/30/06
                         ------------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

TAMARACK LARGE CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
COMMON STOCKS  (98.19%):
Consumer Discretionary  (15.70%):
                  70,380   Chico's FAS, Inc. (b)                                                        $      1,898,852
                  44,110   E.W. Scripps Co. (The), Class A                                                     1,902,905
                  65,140   Home Depot, Inc.                                                                    2,331,361
                  37,000   Johnson Controls, Inc.                                                              3,042,140
                  35,780   Kohl's Corp. (b)                                                                    2,115,314
                  51,920   McGraw-Hill Cos., Inc. (The)                                                        2,607,942
                  31,700   Omnicom Group, Inc. (c)                                                             2,824,153
                  85,670   Staples, Inc. (c)                                                                   2,083,494
                  55,280   Starbucks Corp. (b)                                                                 2,087,373
                                                                                                        ----------------
                                                                                                              20,893,534
                                                                                                        ----------------
Consumer Staples  (10.93%):
                  94,290   PepsiCo, Inc.                                                                       5,661,172
                  71,790   Procter & Gamble Co. (The)                                                          3,991,524
                  66,010   Walgreen Co.                                                                        2,959,888
                  29,910   Whole Foods Market, Inc.                                                            1,933,382
                                                                                                        ----------------
                                                                                                              14,545,966
                                                                                                        ----------------
Energy  (8.43%):
                  61,360   Apache Corp.                                                                        4,187,820
                  42,150   EOG Resources, Inc.                                                                 2,922,681
                  92,470   Smith International, Inc.                                                           4,112,141
                                                                                                        ----------------
                                                                                                              11,222,642
                                                                                                        ----------------
Financials  (11.16%):
                  81,650   AFLAC, Inc.                                                                         3,784,478
                  10,220   Chicago Mercantile Exchange                                                         5,019,553
                           Holdings, Inc.
                  77,900   SLM Corp.                                                                           4,122,468
                  33,300   State Street Corp.                                                                  1,934,397
                                                                                                        ----------------
                                                                                                              14,860,896
                                                                                                        ----------------
Healthcare  (17.06%):
                  39,660   Amgen, Inc. (b)                                                                     2,587,022
                  31,910   Express Scripts, Inc. (b)                                                           2,289,223
                  48,820   Genzyme Corp. (b)                                                                   2,980,461
                  62,960   Medtronic, Inc.                                                                     2,954,083
                  78,190   Quest Diagnostics, Inc. (c)                                                         4,685,145
                  54,110   Stryker Corp.                                                                       2,278,572
                  28,070   WellPoint, Inc. (b)                                                                 2,042,654
                  51,060   Zimmer Holdings, Inc. (b)                                                           2,896,123
                                                                                                        ----------------
                                                                                                              22,713,283
                                                                                                        ----------------
Industrials  (15.13%):
                  74,190   Danaher Corp. (c)                                                                   4,771,901
                 134,810   General Electric Co.                                                                4,443,338
                  74,940   United Parcel Service, Inc., Class B                                                6,169,810
                  75,060   United Technologies Corp.                                                           4,760,305
                                                                                                        ----------------
                                                                                                              20,145,354
                                                                                                        ----------------
Information Technology  (17.14%):
                 117,050   Adobe Systems, Inc. (b)                                                             3,553,638
                 278,540   Cisco Systems, Inc. (b)                                                             5,439,885
                  79,950   eBay, Inc. (b)                                                                      2,341,736
                 109,990   Jabil Circuit, Inc.                                                                 2,815,744
                 105,740   Paychex, Inc.                                                                       4,121,745
                 113,030   QUALCOMM, Inc.                                                                      4,529,112
                                                                                                        ----------------
                                                                                                              22,801,860
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Materials  (2.64%):
                  86,620   Ecolab, Inc.                                                                        3,515,040
                                                                                                        ----------------

TOTAL COMMON STOCKS (COST $120,956,883)                                                                      130,698,575
                                                                                                        ----------------

INVESTMENT COMPANIES  (0.39%):
                 521,909   Wells Fargo Prime Investment                                                          521,909
                           Money Market Fund                                                            ----------------

TOTAL INVESTMENT COMPANIES (COST $521,909)                                                                       521,909
                                                                                                        ----------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (10.14%):
              13,491,962   Various Securities (see Notes to                                                   13,491,962
                           Schedules of Portfolio Investments                                           ----------------
                           for collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $13,491,962)                                 13,491,962
                                                                                                        ----------------

REPURCHASE AGREEMENTS  (1.50%):
               2,000,000   Banc of America dated 6/30/06: due                                                  2,000,000
                           7/3/06 at 5.20% with maturity value of                                       ----------------
                           $2,000,867 (fully collateralized by
                           U.S. Government Agency Obligations)

TOTAL REPURCHASE AGREEMENTS (COST $2,000,000)                                                                  2,000,000
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $136,970,754) (a)   -   110.22%                                                      146,712,446
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (10.22)%                                                        (13,600,184)
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $    133,112,262
                                                                                                        ================

____________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of June 30, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK MID CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
COMMON STOCKS  (97.64%):
Consumer Discretionary  (22.50%):
                  65,000   Aeropostale, Inc. (b)                                                        $      1,877,850
                  55,000   CDW Corp.                                                                           3,005,750
                  73,000   Cheesecake Factory, Inc. (b)                                                        1,967,350
                  67,000   Chico's FAS, Inc. (b)                                                               1,807,660
                 119,000   Coldwater Creek, Inc. (b) (c)                                                       3,184,440
                  47,000   Dick's Sporting Goods, Inc. (b)                                                     1,861,200
                  34,000   Guitar Center, Inc. (b) (c)                                                         1,511,980
                 103,000   O'Reilly Automotive, Inc. (b)                                                       3,212,570
                 103,000   Petsmart, Inc. (c)                                                                  2,636,800
                 106,000   Pool Corp.                                                                          4,624,780
                  46,000   Tractor Supply Co. (b)                                                              2,542,420
                                                                                                        ----------------
                                                                                                              28,232,800
                                                                                                        ----------------
Consumer Staples  (1.49%):
                  29,000   Whole Foods Market, Inc.                                                            1,874,560
                                                                                                        ----------------
Energy  (5.54%):
                  90,000   BJ Services Co. (c)                                                                 3,353,400
                  81,000   Smith International, Inc.                                                           3,602,070
                                                                                                        ----------------
                                                                                                               6,955,470
                                                                                                        ----------------
Financials  (10.56%):
                   7,000   Chicago Mercantile Exchange                                                         3,438,050
                           Holdings, Inc.
                 107,000   Commerce Bancorp, Inc. (c)                                                          3,816,690
                  79,000   East West Bancorp, Inc.                                                             2,994,890
                  14,500   Legg Mason, Inc.                                                                    1,443,040
                  20,000   Zions Bancorp.                                                                      1,558,800
                                                                                                        ----------------
                                                                                                              13,251,470
                                                                                                        ----------------
Healthcare  (16.82%):
                  52,000   Biomet, Inc.                                                                        1,627,080
                  22,000   Express Scripts, Inc. (b)                                                           1,578,280
                  33,080   Fisher Scientific International, Inc.                                               2,416,494
                           (b) (c)
                  87,000   Omnicare, Inc. (c)                                                                  4,125,540
                  45,000   Quest Diagnostics, Inc. (c)                                                         2,696,400
                  75,000   Varian Medical Systems, Inc. (b)                                                    3,551,250
                 160,000   VCA Antech, Inc. (b)                                                                5,108,800
                                                                                                        ----------------
                                                                                                              21,103,844
                                                                                                        ----------------
Industrials  (25.06%):
                  59,000   ChoicePoint, Inc. (b) (c)                                                           2,464,430
                  75,000   Donaldson Co., Inc.                                                                 2,540,250
                 106,000   Expeditors International of                                                         5,937,060
                           Washington, Inc. (c)
                 106,000   Fastenal Co.                                                                        4,270,740
                  54,000   Florida Rock Industries, Inc.                                                       2,682,180
                  47,000   Graco, Inc.                                                                         2,161,060
                 149,500   Knight Transportation, Inc. (c)                                                     3,019,900
                 108,000   Roper Industries, Inc.                                                              5,049,000
                  51,000   Stericycle, Inc. (b)                                                                3,320,100
                                                                                                        ----------------
                                                                                                              31,444,720
                                                                                                        ----------------
Information Technology  (15.67%):
                  63,000   Amdocs Ltd. (b)                                                                     2,305,800
                  47,000   ANSYS, Inc. (b)                                                                     2,247,540
                  86,000   Cognos, Inc. (b)                                                                    2,446,700
                  33,000   DST Systems, Inc. (b)                                                               1,963,500
                  74,000   FactSet Research Systems, Inc.                                                      3,500,200
                  91,000   Jabil Circuit, Inc.                                                                 2,329,600
                 105,000   Microchip Technology, Inc. (c)                                                      3,522,750
                  61,000   Plantronics, Inc. (c)                                                               1,354,810
                                                                                                        ----------------
                                                                                                              19,670,900
                                                                                                        ----------------

TOTAL COMMON STOCKS (COST $102,168,038)                                                                      122,533,764
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
INVESTMENT COMPANIES  (0.33%):
                 419,263   Wells Fargo Prime Investment                                                          419,263
                           Money Market Fund                                                            ----------------

TOTAL INVESTMENT COMPANIES (COST $419,263)                                                                       419,263
                                                                                                        ----------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (15.42%):
              19,351,823   Various Securities (see Notes to                                                   19,351,823
                           Schedules of Portfolio Investments                                           ----------------
                           for collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $19,351,823)                                 19,351,823
                                                                                                        ----------------

REPURCHASE AGREEMENTS  (1.99%):
               2,500,000   Banc of America dated 6/30/06; due                                                  2,500,000
                           7/3/06 at 5.20% with maturity value of                                       ----------------
                           $2,501,083 (fully collateralized by
                           U.S. Government Agency Obligations)

TOTAL REPURCHASE AGREEMENTS (COST $2,500,000)                                                                  2,500,000
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $124,439,124) (a)   -   115.38%                                                      144,804,850
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (15.38)%                                                        (19,306,379)
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $    125,498,471
                                                                                                        ================

____________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of June 30, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
COMMON STOCKS  (98.96%):
Consumer Discretionary  (14.30%):
                   5,500   A.C. Moore Arts & Crafts, Inc. (b)                                           $         89,705
                   4,600   Catalina Marketing Corp.                                                              130,916
                   7,750   Fred's, Inc.                                                                          103,463
                   9,800   Gentex Corp.                                                                          137,200
                   5,800   Hot Topic, Inc. (b)                                                                    66,758
                   3,900   K-Swiss, Inc.                                                                         104,130
                   3,600   P.F. Chang's China Bistro, Inc. (b)                                                   136,872
                  10,700   Progressive Gaming International Corp. (b)                                             83,460
                   7,900   RARE Hospitality International, Inc. (b)                                              227,204
                   8,300   Shuffle Master, Inc. (b)                                                              272,073
                   8,850   Sonic Corp. (b)                                                                       183,992
                   2,800   Tractor Supply Co. (b)                                                                154,756
                                                                                                        ----------------
                                                                                                               1,690,529
                                                                                                        ----------------
Consumer Staples  (3.54%):
                   3,600   Peet's Coffee & Tea, Inc. (b)                                                         108,684
                   9,400   United Natural Foods, Inc. (b)                                                        310,388
                                                                                                        ----------------
                                                                                                                 419,072
                                                                                                        ----------------
Energy  (4.19%):
                   5,000   Berry Petroleum Co., Class A                                                          165,750
                   7,200   Oceaneering International, Inc. (b)                                                   330,120
                                                                                                        ----------------
                                                                                                                 495,870
                                                                                                        ----------------
Financials  (13.46%):
                   7,700   HCC Insurance Holdings, Inc.                                                          226,688
                   5,600   Hilb, Rogal & Hamilton Co.                                                            208,712
                   5,100   Investment Technology Group, Inc. (b)                                                 259,386
                   4,000   Investors Financial Services Corp.                                                    179,600
                   4,700   Philadelphia Consolidated Holding Corp. (b)                                           142,692
                  10,600   Raymond James Financial, Inc.                                                         320,862
                   3,100   SEI Investments Co.                                                                   151,528
                   2,000   Wintrust Financial Corp.                                                              101,700
                                                                                                        ----------------
                                                                                                               1,591,168
                                                                                                        ----------------
Healthcare  (21.53%):
                   4,400   ArthroCare Corp. (b)                                                                  184,844
                   2,800   Biosite, Inc. (b)                                                                     127,848
                   3,500   Cooper Cos., Inc. (The)                                                               155,015
                  10,300   HealthExtras, Inc. (b)                                                                311,266
                   2,700   IDEXX Laboratories, Inc. (b)                                                          202,851
                  11,750   K-V Pharmaceutical Co., Class A (b)                                                   219,255
                   6,400   Kensey Nash Corp. (b)                                                                 188,800
                   6,000   Kyphon, Inc. (b)                                                                      230,160
                   6,300   Pharmaceutical Product Development, Inc.                                              221,256
                   2,900   SonoSite, Inc. (b)                                                                    113,216
                   4,000   Sunrise Senior Living, Inc. (b)                                                       110,600
                   3,500   SurModics, Inc. (b)                                                                   126,385
                   6,800   VistaCare, Inc. (b)                                                                    82,280
                   4,100   West Pharmaceutical Services, Inc.                                                    148,748
                   3,500   Young Innovations, Inc.                                                               123,305
                                                                                                        ----------------
                                                                                                               2,545,829
                                                                                                        ----------------
Industrials  (17.50%):
                   3,400   Actuant Corp., Class A                                                                169,830
                   6,100   DRS Technologies, Inc.                                                                297,375
                   6,700   EGL, Inc. (b)                                                                         336,340
                  13,925   Knight Transportation, Inc.                                                           281,285
                   5,900   Mercury Computer Systems, Inc. (b)                                                     90,801
                   4,200   NuCo2, Inc. (b)                                                                       100,968
                   7,000   Simpson Manufacturing Co., Inc.                                                       252,350
                   3,300   Stericycle, Inc. (b)                                                                  214,830
                   4,000   Teleflex, Inc.                                                                        216,080
                   6,200   Tetra Tech, Inc. (b)                                                                  109,988
                                                                                                        ----------------
                                                                                                               2,069,847
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Information Technology  (21.96%):
                   4,900   Actel Corp. (b)                                                                        70,315
                   3,800   Acxiom Corp.                                                                           95,000
                   7,100   ANSYS, Inc. (b)                                                                       339,522
                   8,000   BISYS Group, Inc. (The) (b)                                                           109,600
                   1,900   Black Box Corp.                                                                        72,827
                   5,100   Cymer, Inc. (b)                                                                       236,946
                   5,100   Digital River, Inc. (b)                                                               205,989
                   2,700   F5 Networks, Inc. (b)                                                                 144,396
                   5,700   Global Payments, Inc.                                                                 276,735
                   4,900   Kronos, Inc. (b)                                                                      177,429
                   4,800   Open Text Corp. (b)                                                                    69,312
                   6,300   Photronics, Inc. (b)                                                                   93,240
                   7,200   ScanSource, Inc. (b)                                                                  211,104
                   7,500   TriQuint Semiconductor, Inc. (b)                                                       33,450
                   5,700   WebEx Communications, Inc. (b)                                                        202,578
                   8,000   Wind River Systems, Inc. (b)                                                           71,200
                   5,450   Zebra Technologies Corp., Class A (b)                                                 186,172
                                                                                                        ----------------
                                                                                                               2,595,815
                                                                                                        ----------------
Materials  (2.48%):
                   6,200   Spartech Corp.                                                                        140,120
                   5,800   Valspar Corp.                                                                         153,178
                                                                                                        ----------------
                                                                                                                 293,298
                                                                                                        ----------------

TOTAL COMMON STOCKS (COST $9,377,262)                                                                         11,701,428
                                                                                                        ----------------

INVESTMENT COMPANIES  (1.35%):
                 160,219   Wells Fargo Prime Investment                                                          160,219
                           Money Market Fund                                                            ----------------

TOTAL INVESTMENT COMPANIES (COST $160,219)                                                                       160,219
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $9,537,481) (a)   -   100.31%                                                         11,861,647
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.31)%                                                             (36,655)
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $     11,824,992
                                                                                                        ================

____________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK ENTERPRISE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
COMMON STOCKS  (93.66%):
Consumer Discretionary  (14.52%):
                 229,400   Carmike Cinemas, Inc. (c)                                                    $      4,835,752
                 644,000   Casual Male Retail Group, Inc. (b) (c)                                              6,472,200
                 219,800   Dixie Group, Inc. (The) (b)                                                         2,921,142
                 630,100   Hancock Fabrics, Inc. (c)                                                           2,104,534
                 145,100   Libbey, Inc.                                                                        1,066,485
                 248,000   Mac-Gray Corp. (b)                                                                  3,062,800
                 525,400   Movado Group, Inc.                                                                 12,057,930
               1,235,900   Regent Communications, Inc. (b)                                                     5,054,831
                 397,700   Remedytemp, Inc. (b)                                                                6,756,923
                 317,700   Steinway Musical Instruments, Inc. (b)                                              7,790,004
                 343,400   Topps Co., Inc. (The) (c)                                                           2,822,748
                                                                                                        ----------------
                                                                                                              54,945,349
                                                                                                        ----------------
Consumer Staples  (1.00%):
                 114,600   United Natural Foods, Inc. (b) (c)                                                  3,784,092
                                                                                                        ----------------
Energy  (4.69%):
                 141,300   Goodrich Petroleum Corp. (b) (c)                                                    4,011,507
                 247,000   Gulf Island Fabrication, Inc.                                                       4,949,880
                 289,800   Tetra Technologies, Inc. (b)                                                        8,778,042
                                                                                                        ----------------
                                                                                                              17,739,429
                                                                                                        ----------------
Financials  (16.58%):
                 236,300   ASTA Funding, Inc. (c)                                                              8,849,434
                  76,400   Bank of the Ozarks, Inc. (c)                                                        2,544,120
                 120,100   Boston Private Financial Holdings, Inc.                                             3,350,790
                 120,009   Capital Corp of the West                                                            3,840,288
                  96,259   Cobiz, Inc. (c)                                                                     2,167,753
                 136,945   Dearborn Bancorp, Inc. (b)                                                          3,040,179
                 168,800   FirstCity Financial Corp. (b)                                                       1,763,960
                 189,096   Hanmi Financial Corp.                                                               3,676,026
                 186,200   Harrington West Financial Group, Inc.                                               2,960,580
                  57,100   LaSalle Hotel Properties                                                            2,643,730
                  90,516   Mercantile Bank Corp. (c)                                                           3,607,063
                 105,193   MetroCorp Bancshares, Inc.                                                          3,080,051
                  54,900   National Interstate Corp.                                                           1,488,888
                 134,960   Northrim Bancorp, Inc.                                                              3,387,496
                 344,666   Sanders Morris Harris Group, Inc. (c)                                               5,207,903
                 127,554   Sterling Financial Corp.                                                            3,891,673
                 163,600   SWS Group, Inc.                                                                     3,946,032
                  81,012   Taylor Capital Group, Inc.                                                          3,306,100
                                                                                                        ----------------
                                                                                                              62,752,066
                                                                                                        ----------------
Healthcare  (3.64%):
                 394,275   Penwest Pharmaceuticals Co. (b) (c)                                                 8,607,023
                 146,624   Young Innovations, Inc.                                                             5,165,564
                                                                                                        ----------------
                                                                                                              13,772,587
                                                                                                        ----------------
Industrials  (23.45%):
                 496,200   ABM Industries, Inc.                                                                8,485,020
                 365,900   Allied Defense Group, Inc. (b) (c)                                                  8,046,141
                 315,000   C&D Technologies, Inc. (c)                                                          2,368,800
                 256,800   CDI Corp.                                                                           7,447,200
                 240,525   Columbus McKinnon Corp. (b)                                                         5,229,014
                 357,000   EDO Corp. (c)                                                                       8,689,379
                 261,200   Ennis Business Forms, Inc.                                                          5,140,416
                  79,500   ESCO Technologies, Inc. (b)                                                         4,249,275
                  17,000   Freightcar America, Inc. (c)                                                          943,670
                  55,500   Gehl Co. (b)                                                                        1,416,915
                 144,500   Herley Industries, Inc. (b) (c)                                                     1,619,845
                 398,837   LSI Industries, Inc.                                                                6,776,241
                 454,763   Modtech Holdings, Inc. (b) (c)                                                      3,078,746
                 132,200   Old Dominion Freight Line, Inc. (b)                                                 4,969,398
                 304,610   Quixote Corp. (c)                                                                   5,489,072
                 370,393   Rush Enterprises, Inc., Class A (b)                                                 6,730,041
                 170,300   SCS Transportation, Inc. (b)                                                        4,688,359
                 123,789   Standard Parking Corp. (b)                                                          3,352,206
                                                                                                        ----------------
                                                                                                              88,719,738
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Information Technology  (14.71%):
                 306,600   Covansys Corp. (b)                                                                  3,853,962
                 395,300   Fargo Electronics, Inc. (b)                                                        10,036,666
                 677,732   HMS Holdings Corp. (b)                                                              7,265,287
                 576,300   Hypercom Corp. (b)                                                                  5,388,405
                 435,500   LaBarge, Inc. (b)                                                                   5,779,085
                 120,900   Landauer, Inc.                                                                      5,791,110
                   6,490   Nu Horizons Electronics Corp. (b)                                                      62,629
                 292,133   Printronix, Inc.                                                                    3,914,582
                 187,800   Spectrum Control, Inc. (b)                                                          1,737,150
                 818,081   Stellent, Inc.                                                                      7,812,674
                 359,800   Tyler Technologies, Inc. (b)                                                        4,029,760
                                                                                                        ----------------
                                                                                                              55,671,310
                                                                                                        ----------------
Materials  (10.24%):
                 545,600   Birch Mountain Resources Ltd. (b) (c)                                               2,717,088
                 776,600   Intertape Polymer Group, Inc. (b)                                                   5,288,646
                 432,300   NN, Inc.                                                                            5,338,905
                 519,500   Omnova Solutions, Inc. (b)                                                          2,950,760
                 412,250   Penford Corp.                                                                       6,967,025
                 693,300   U.S. Concrete, Inc. (b)                                                             7,660,965
                 267,588   Universal Stainless & Alloy                                                         7,832,301
                           Products, Inc. (b)                                                           ----------------
                                                                                                              38,755,690
                                                                                                        ----------------
Telecommunication Services  (3.47%):
                 213,700   Comtech Telecommunications Corp. (b)                                                6,254,999
                 382,500   EMS Technologies, Inc. (b)                                                          6,873,525
                                                                                                        ----------------
                                                                                                              13,128,524
                                                                                                        ----------------
Utilities  (1.36%):
                 142,900   Central Vermont Public Service Corp.                                                2,640,792
                 104,800   Unitil Corp.                                                                        2,521,488
                                                                                                        ----------------
                                                                                                               5,162,280
                                                                                                        ----------------

TOTAL COMMON STOCKS (COST $253,588,838)                                                                      354,431,065
                                                                                                        ----------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (15.46%):
              58,522,702   Various Securities (see Notes to                                                   58,522,702
                           Schedules of Portfolio Investments for                                       ----------------
                           collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $58,522,702)                                 58,522,702
                                                                                                        ----------------

REPURCHASE AGREEMENT  (6.61%):
              25,000,000   Banc of America dated 6/30/06; due                                                 25,000,000
                           7/3/06 at 5.20% with maturity value of                                       ----------------
                           $25,010,833 (fully collateralized by
                           U.S. Government Agency Obligations)

TOTAL REPURCHASE AGREEMENT (COST $25,000,000)                                                                 25,000,000
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $337,111,540) (a)   -   115.73%                                                      437,953,767
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (15.73)%                                                        (59,523,114)
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $    378,430,653
                                                                                                        ================

____________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of June 30, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK ENTERPRISE SMALL CAP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
COMMON STOCKS  (96.20%):
Consumer Discretionary  (21.51%):
                  40,550   ADVO, Inc.                                                                   $        997,936
                  29,700   Big 5 Sporting Goods Corp.                                                            579,150
                  24,600   BJ's Wholesale Club, Inc. (b)                                                         697,410
                 123,200   Casual Male Retail Group, Inc. (b) (c)                                              1,238,160
                  75,500   Comstock Homebuilding Cos., Inc.,                                                     477,915
                           Class A (b) (c)
                 155,100   Enesco Group, Inc. (b)                                                                 88,407
                 100,100   Hancock Fabrics, Inc. (c)                                                             334,334
                  50,250   Men's Wearhouse, Inc. (c)                                                           1,522,575
                 122,400   Movado Group, Inc.                                                                  2,809,079
                  21,425   Pool Corp.                                                                            934,773
                   4,100   Red Robin Gourmet Burgers, Inc. (b) (c)                                               174,496
                  22,700   Salem Communications Corp. (b)                                                        295,327
                  51,100   Source Interlink Cos., Inc. (b) (c)                                                   608,090
                  79,800   Stein Mart, Inc.                                                                    1,181,040
                  65,800   Steinway Musical Instruments, Inc. (b)                                              1,613,416
                  70,500   Stride Rite Corp.                                                                     929,895
                                                                                                        ----------------
                                                                                                              14,482,003
                                                                                                        ----------------
Consumer Staples  (3.36%):
                  17,700   Alberto-Culver Co., Class B                                                           862,344
                  15,200   Nash-Finch Co. (c)                                                                    323,608
                  63,900   Smart & Final, Inc. (b) (c)                                                         1,076,076
                                                                                                        ----------------
                                                                                                               2,262,028
                                                                                                        ----------------
Energy  (2.04%):
                  35,400   Basic Energy Services, Inc. (b)                                                     1,082,178
                  38,200   Grey Wolf, Inc. (b)                                                                   294,140
                                                                                                        ----------------
                                                                                                               1,376,318
                                                                                                        ----------------
Financials  (15.02%):
                 139,300   Ashford Hospitality Trust, Inc.                                                     1,757,966
                  33,200   ASTA Funding, Inc. (c)                                                              1,243,340
                  14,100   Cadence Financial Corp.                                                               314,007
                  46,108   Cash America International, Inc.                                                    1,475,456
                  27,468   Commerce Bancorp, Inc. (c)                                                            979,784
                  29,525   Delphi Financial Group, Inc., Class A                                               1,073,529
                  12,100   GB&T Bancshares, Inc. (c)                                                             263,296
                  16,700   Pro-Assurance Corp. (b)                                                               804,606
                   5,300   SL Green Realty Corp.                                                                 580,191
                  31,400   Thomas Weisel Partners Group, Inc. (b) (c)                                            596,914
                  14,072   TriCo Bancshares                                                                      385,291
                  26,200   UCBH Holdings, Inc. (c)                                                               433,348
                   4,800   Union Bankshares Corp.                                                                207,072
                                                                                                        ----------------
                                                                                                              10,114,800
                                                                                                        ----------------
Healthcare  (9.69%):
                  74,900   Angiotech Pharmaceuticals, Inc. (b)                                                   880,075
                  43,500   Inverness Medical Innovations, Inc. (b) (c)                                         1,228,005
                  52,502   Polymedica Corp.                                                                    1,887,972
                 105,475   PSS World Medical, Inc. (b)                                                         1,861,634
                  19,500   Respironics, Inc. (b)                                                                 667,290
                                                                                                        ----------------
                                                                                                               6,524,976
                                                                                                        ----------------
Industrials  (21.56%):
                  19,900   Arkansas Best Corp. (c)                                                               999,179
                  56,300   Blount International, Inc. (b)                                                        676,726
                  94,000   C&D Technologies, Inc. (c)                                                            706,880
                  37,900   Carlisle Co.                                                                        3,005,470
                  40,300   CDI Corp.                                                                           1,168,700
                  34,000   DynCorp International, Inc., Class A (b)                                              352,920
                  13,000   Franklin Electric Co., Inc.                                                           671,320
                  68,400   Gardner Denver, Inc. (b)                                                            2,633,400
                  16,700   Gehl Co. (b)                                                                          426,351
                  29,200   Manitowoc Co., Inc. (The)                                                           1,299,400
                  31,100   Wabtec Corp.                                                                        1,163,140
                  42,400   Watts Water Technologies, Inc.,                                                     1,422,520
                           Class A                                                                      ----------------
                                                                                                              14,526,006
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Information Technology  (7.41%):
                  61,600   Aeroflex, Inc. (b)                                                                    718,872
                  58,100   Aspen Technology, Inc. (b)                                                            762,272
                  37,650   Benchmark Electronics, Inc. (b)                                                       908,118
                  24,900   Keithley Instruments, Inc.                                                            316,977
                  57,700   Paxar Corp. (b)                                                                     1,186,889
                  18,800   ScanSource, Inc. (b)                                                                  551,216
                  98,600   Skyworks Solutions, Inc. (b)                                                          543,286
                                                                                                        ----------------
                                                                                                               4,987,630
                                                                                                        ----------------
Materials  (13.17%):
                 114,700   Birch Mountain Resources Ltd. (b) (c)                                                 571,206
                  54,100   ElkCorp                                                                             1,502,357
                  90,100   Hercules, Inc. (b)                                                                  1,374,926
                 167,900   Interface, Inc. (b)                                                                 1,922,455
                 170,300   Intertape Polymer Group, Inc. (b)                                                   1,159,743
                  40,100   Koppers Holdings, Inc.                                                                801,599
                   3,694   Mohawk Industries Co. (b) (c)                                                         259,873
                  56,400   Spartech Corp.                                                                      1,274,640
                                                                                                        ----------------
                                                                                                               8,866,799
                                                                                                        ----------------
Telecommunication Services  (0.91%):
                  81,000   Premiere Global Services, Inc. (b)                                                    611,550
                                                                                                        ----------------
Utilities  (1.53%):
                  26,800   Energen Corp.                                                                       1,029,388
                                                                                                        ----------------

TOTAL COMMON STOCKS (COST $43,773,051)                                                                        64,781,498
                                                                                                        ----------------

INVESTMENT COMPANIES  (0.53%):
                 355,012   Wells Fargo Prime Investment                                                          355,012
                           Money Market Fund                                                            ----------------

TOTAL INVESTMENT COMPANIES (COST $355,012)                                                                       355,012
                                                                                                        ----------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (13.33%):
               8,978,969   Various Securities (see Notes to                                                    8,978,969
                           Schedules of Portfolio Investments for                                       ----------------
                           collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $8,978,969)                                   8,978,969
                                                                                                        ----------------

REPURCHASE AGREEMENT  (2.97%):
               2,000,000   Banc of America dated 6/30/06; due                                                  2,000,000
                           7/3/06 at 5.20% with maturity value of                                       ----------------
                           $2,000,867 (fully collateralized by
                           U.S. Government Agency Obligations)

TOTAL REPURCHASE AGREEMENT (COST $2,000,000)                                                                   2,000,000
                                                                                                        ----------------



TOTAL INVESTMENTS (COST $55,107,032) (a)   -   113.03%                                                        76,115,479
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (13.03)%                                                         (8,777,192)
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $     67,338,287
                                                                                                        ================

____________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of June 30, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
COMMON STOCKS  (99.71%):
Consumer Discretionary  (11.90%):
                  41,320   Altria Group, Inc.                                                           $      3,034,128
                  61,000   Best Buy Co., Inc. (c)                                                              3,345,240
                 168,480   CBS Corp., Class B                                                                  4,557,384
                 100,000   Johnson Controls, Inc.                                                              8,221,999
                 270,640   Limited Brands, Inc.                                                                6,925,678
                 118,970   Viacom, Inc., Class B (b)                                                           4,263,885
                 146,580   Walt Disney Co. (The)                                                               4,397,400
                                                                                                        ----------------
                                                                                                              34,745,714
                                                                                                        ----------------
Consumer Staples  (6.46%):
                 104,590   Colgate-Palmolive Co.                                                               6,264,941
                 102,500   CVS Corp.                                                                           3,146,750
                  94,390   Diageo PLC ADR                                                                      6,376,044
                  63,130   Kellogg Co.                                                                         3,057,386
                                                                                                        ----------------
                                                                                                              18,845,121
                                                                                                        ----------------
Energy  (12.41%):
                 109,132   BP PLC ADR                                                                          7,596,679
                 100,860   Chevron Corp.                                                                       6,259,372
                 169,500   Exxon Mobil Corp.                                                                  10,398,824
                 140,000   Nabors Industries Ltd. (b) (c)                                                      4,730,600
                  70,440   Occidental Petroleum Corp.                                                          7,223,622
                                                                                                        ----------------
                                                                                                              36,209,097
                                                                                                        ----------------
Financials  (31.54%):
                  91,800   AFLAC, Inc.                                                                         4,254,930
                  96,500   Allstate Corp.                                                                      5,281,445
                 159,700   American Express Co. (c)                                                            8,499,234
                 168,840   American International Group, Inc.                                                  9,970,002
                 245,770   Bank of America Corp.                                                              11,821,537
                 219,186   Citigroup, Inc.                                                                    10,573,533
                  49,330   Freddie Mac                                                                         2,812,303
                 170,900   Morgan Stanley                                                                     10,802,589
                 129,100   SLM Corp.                                                                           6,831,972
                 250,000   U.S. Bancorp (c)                                                                    7,720,000
                 107,122   Wachovia Corp. (c)                                                                  5,793,158
                 114,650   Wells Fargo & Co.                                                                   7,690,722
                                                                                                        ----------------
                                                                                                              92,051,425
                                                                                                        ----------------
Healthcare  (7.80%):
                  66,740   Caremark Rx, Inc.                                                                   3,328,324
                  90,230   Omnicare, Inc. (c)                                                                  4,278,707
                 438,190   Pfizer, Inc.                                                                       10,284,318
                 154,640   Teva Pharmaceutical Industries Ltd.                                                 4,885,078
                           ADR                                                                          ----------------
                                                                                                              22,776,427
                                                                                                        ----------------
Industrials  (11.27%):
                  57,310   Burlington Northern Santa Fe Corp.                                                  4,541,818
                 269,550   General Electric Co.                                                                8,884,368
                 108,630   Rockwell Collins, Inc.                                                              6,069,158
                  94,490   United Parcel Service, Inc., Class B                                                7,779,362
                 156,940   Waste Management, Inc.                                                              5,631,007
                                                                                                        ----------------
                                                                                                              32,905,713
                                                                                                        ----------------
Information Technology  (9.87%):
                  71,400   Apple Computer, Inc. (b)                                                            4,078,368
                 200,400   Cisco Systems, Inc. (b)                                                             3,913,812
                 220,900   Hewlett-Packard Co.                                                                 6,998,112
                  75,860   International Business Machines                                                     5,827,565
                           Corp.
                 142,800   Microsoft Corp.                                                                     3,327,240
                 300,000   Symantec Corp. (b)                                                                  4,662,000
                                                                                                        ----------------
                                                                                                              28,807,097
                                                                                                        ----------------
Telecommunication Services  (4.42%):
                 191,690   BCE, Inc. (c)                                                                       4,533,469
                 250,300   Verizon Communications, Inc.                                                        8,382,547
                                                                                                        ----------------
                                                                                                              12,916,016
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Utilities  (4.04%):
                  47,500   Entergy Corp.                                                                       3,360,625
                 148,400   Exelon Corp.                                                                        8,433,572
                                                                                                        ----------------
                                                                                                              11,794,197
                                                                                                        ----------------

TOTAL COMMON STOCKS (COST $204,175,712)                                                                      291,050,807
                                                                                                        ----------------

INVESTMENT COMPANIES  (0.11%):
                 325,680   Wells Fargo Prime Investment                                                          325,680
                           Money Market Fund                                                            ----------------

TOTAL INVESTMENT COMPANIES (COST $325,680)                                                                       325,680
                                                                                                        ----------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (6.97%):
              20,355,099   Various Securities (see Notes to                                                   20,355,099
                           Schedules of Portfolio Investments for                                       ----------------
                           collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $20,355,099)                                 20,355,099
                                                                                                        ----------------

REPURCHASE AGREEMENT  (0.17%):
                 500,000   Banc of America dated 6/30/06; due                                                    500,000
                           7/3/06 at 5.20% with maturity value of                                       ----------------
                           $500,207 (fully collateralized by U.S.
                           Government Agency Obligations)

TOTAL REPURCHASE AGREEMENT (COST $500,000)                                                                       500,000
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $225,356,491) (a)   -   106.96%                                                      312,231,586
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (6.96)%                                                         (20,322,142)
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $    291,909,444
                                                                                                        ================

____________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c) All or part of this security has been loaned as of June 30, 2006. Abbreviations used are defined below:
ADR - American Depositary Receipt
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK MICRO CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
COMMON STOCKS  (95.20%):
Consumer Discretionary  (23.77%):
                  70,000   Aftermarket Technology Corp. (b)                                             $      1,739,500
                   2,800   Allen Organ Co., Class B                                                              221,200
                  29,800   Ambassadors International, Inc.                                                       692,850
                  34,500   America's Car Mart, Inc. (b)                                                          700,695
                  15,000   AMREP Corp.                                                                           814,800
                  42,800   Andersons, Inc. (The)                                                               1,780,908
                  60,000   Asbury Automotive Group, Inc. (b)                                                   1,256,400
                  40,000   Ashworth, Inc. (b)                                                                    360,000
                  15,000   Bandag, Inc., Class A                                                                 465,000
                  29,000   Bassett Furniture Industries, Inc.                                                    536,790
                  25,000   Benihana, Inc., Class A (b)                                                           678,500
                  22,000   Big Dog Holdings, Inc. (b)                                                            274,560
                  69,000   Bluegreen Corp. (b)                                                                   790,740
                  45,000   Bon-Ton Stores, Inc. (The)                                                            984,600
                  46,000   Books-A-Million, Inc.                                                                 767,280
                  15,127   Bowl America, Inc., Class A                                                           219,342
                  23,000   Carmike Cinemas, Inc.                                                                 484,840
                  61,000   Charlotte Russe Holding, Inc. (b)                                                   1,460,340
                  39,000   Consolidated Graphics, Inc. (b)                                                     2,030,339
                  37,000   Cornell Cos., Inc. (b)                                                                568,320
                  34,000   Cost Plus, Inc. (b)                                                                   498,440
                  95,000   CSK Auto Corp. (b)                                                                  1,137,150
                  32,000   CSS Industries, Inc.                                                                  920,000
                  32,000   Cutter & Buck, Inc.                                                                   367,040
                  40,000   Deb Shops, Inc.                                                                       964,400
                  22,000   Dominion Homes, Inc. (b)                                                              197,780
                  40,000   Dorman Products, Inc. (b)                                                             471,200
                  17,500   Duckwall-ALCO Stores, Inc. (b)                                                        525,175
                  83,000   Elizabeth Arden, Inc. (b)                                                           1,484,040
                  41,600   Exponent, Inc. (b)                                                                    703,040
                 117,000   Finish Line, Inc. (The), Class A                                                    1,384,110
                  48,000   Finlay Enterprises, Inc. (b)                                                          408,000
                  95,000   First Cash Financial Services, Inc. (b)                                             1,876,249
                  48,000   Friedman's, Inc., Class A (b)(e)                                                            0
                           (c)(e)
                   2,250   FRMO Corp. (b)                                                                          8,010
                  36,000   Gaiam, Inc. (b)                                                                       504,720
                  59,000   Gottschalks, Inc. (b)                                                                 384,680
                  26,000   Hampshire Group Ltd. (b)                                                              442,000
                  57,000   Handleman Co.                                                                         464,550
                  40,000   Hartmarx Corp. (b)                                                                    240,000
                  74,000   Hastings Entertainment, Inc. (b)                                                      577,200
                  34,750   Haverty Furniture Cos., Inc.                                                          545,228
                  31,000   Hooker Furniture Corp.                                                                519,870
                  75,000   Isle of Capri Casinos, Inc. (b)                                                     1,923,749
                  15,000   J. Alexander's Corp.                                                                  127,950
                  73,000   JAKKS Pacific, Inc. (b)                                                             1,466,570
                  29,000   Johnson Outdoors, Inc., Class A  (b)                                                  501,990
                  93,657   K2, Inc. (b)                                                                        1,024,608
                  12,807   Knape & Vogt Manufacturing Co.                                                        241,028
                  12,100   Lakeland Industries, Inc. (b)                                                         181,137
                  47,000   Lenox Group, Inc. (b)                                                                 333,230
                   7,600   Liberty Homes, Inc., Class A                                                           43,320
                  31,000   Lifetime Brands, Inc.                                                                 671,770
                  76,000   Lightbridge, Inc. (b)                                                                 984,200
                  37,800   M/I Homes, Inc.                                                                     1,326,024
                  36,000   Mac-Gray Corp. (b)                                                                    444,600
                  28,000   Marcus Corp.                                                                          584,640
                  43,000   MarineMax, Inc. (b)                                                                 1,127,890
                   7,500   McRae Industries, Inc., Class A                                                        93,750
                  84,000   Medical Staffing Network Holdings, Inc. (b)                                           419,160
                  39,000   Monaco Coach Corp.                                                                    495,300
                  37,500   Monro Muffler Brake, Inc.                                                           1,221,000
                  69,400   Movado Group, Inc.                                                                  1,592,730
                  22,000   National R.V. Holdings, Inc. (b)                                                      119,020
                  36,900   Navigant International, Inc. (b)                                                      591,507
                  18,300   Nobel Learning Communities, Inc.                                                      183,000
                  10,300   Nobility Homes, Inc.                                                                  279,851
                  32,000   O'Charley's, Inc. (b)                                                                 544,000
                  10,000   P & F Industries, Inc., Class A (b)                                                   122,500
                  60,000   Palm Harbor Homes, Inc. (b)                                                         1,055,400
                  82,000   PC Connection, Inc. (b)                                                               479,700
                  42,000   PDI, Inc. (b)                                                                         604,380
                  24,500   Perry Ellis International, Inc. (b)                                                   620,095

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
                  44,000   ProQuest Co. (b)                                                                      540,760
                  37,000   Red Lion Hotels Corp. (b)                                                             405,150
                  37,550   Rex Stores Corp. (b)                                                                  538,843
                  27,000   Russell Corp.                                                                         490,320
                  11,300   S&K Famous Brands, Inc.                                                               163,850
                  36,000   Shoe Carnival, Inc. (b)                                                               858,960
                  75,000   Source Interlink Cos., Inc. (b)                                                       892,500
                  31,500   Sport Chalet, Inc., Class A (b)                                                       258,300
                   4,500   Sport Chalet, Inc., Class B (b)                                                        35,100
                 111,000   Stein Mart, Inc.                                                                    1,642,800
                  26,000   Steinway Musical Instruments, Inc. (b)                                                637,520
                  66,000   Stoneridge, Inc. (b)                                                                  547,800
                  41,000   Superior Uniform Group, Inc.                                                          537,100
                  43,000   Syms Corp. (b)                                                                        791,200
                  72,000   Systemax, Inc. (b)                                                                    561,600
                  15,000   Tandy Brands Accessories, Inc.                                                        155,400
                  78,000   Velcro Industries NV                                                                1,091,220
                  33,400   Weyco Group, Inc.                                                                     775,548
                                                                                                        ----------------
                                                                                                              61,777,956
                                                                                                        ----------------
Consumer Staples  (4.03%):
                  73,000   American Italian Pasta Co. (b)                                                        624,880
                   9,300   Cagle's, Inc., Class A (b)                                                             68,820
                  36,000   Chiquita Brands International, Inc.                                                   496,080
                  13,700   CPAC, Inc.                                                                             77,095
                  42,000   Farmer Brothers Co.                                                                   910,560
                   2,700   Foodarama Supermarkets, Inc. (b)                                                      140,805
                  67,000   Ingles Markets, Inc., Class A                                                       1,139,000
                  53,000   M & F Worldwide Corp. (b)                                                             853,300
                  20,425   Marsh Supermarkets, Inc., Class A                                                     246,326
                  28,125   Marsh Supermarkets, Inc., Class B                                                     337,500
                  44,000   MGP Ingredients, Inc.                                                               1,021,680
                  35,000   Nash-Finch Co.                                                                        745,150
                  70,000   National Beverage Corp.                                                             1,004,500
                  69,000   Omega Protein Corp. (b)                                                               398,820
                  52,575   Sanderson Farms, Inc.                                                               1,471,574
                   2,700   Scope Industries                                                                      188,460
                  52,000   Spartan Stores, Inc.                                                                  760,760
                                                                                                        ----------------
                                                                                                              10,485,310
                                                                                                        ----------------
Energy  (2.69%):
                  40,000   Callon Petroleum Co. (b)                                                              773,600
                  34,474   Enbridge Energy Management, LLC (b)                                                 1,430,326
                  34,000   Gulf Island Fabrication, Inc.                                                         681,360
                  40,000   Lufkin Industries, Inc.                                                             2,377,200
                  43,000   NATCO Group, Inc., Class A (b)                                                      1,728,600
                                                                                                        ----------------
                                                                                                               6,991,086
                                                                                                        ----------------
Financials  (21.07%):
                 105,000   American Equity Investment Life                                                     1,119,300
                           Holding Co.
                  19,000   American Safety Insurance Holdings Ltd. (b)                                           313,500
                  30,000   Ameris Bancorp                                                                        694,200
                  21,000   Baldwin & Lyons, Inc., Class B                                                        535,500
                  14,500   Bancinsurance Corp. (b)                                                                87,000
                  31,000   Banner Corp.                                                                        1,194,740
                  11,300   Brantley Capital Corp. (b)                                                             24,295
                  31,000   California First National Bancorp                                                     440,200
                  21,000   Camco Financial Corp.                                                                 290,850
                  17,000   Capital Crossing Bank (b)                                                             418,200
                   5,200   Capital Southwest Corp.                                                               543,140
                  38,000   Capitol Bancorp Ltd.                                                                1,480,100
                  99,000   Ceres Group, Inc. (b)                                                                 615,780
                  25,000   Citizens South Banking Corp.                                                          317,500
                  48,150   Citizens, Inc. (b)                                                                    241,232
                  38,000   Clark, Inc.                                                                           501,600
                 123,000   Credit Acceptance Corp. (b)                                                         3,338,219
                  65,777   Donegal Group, Inc., Class A                                                        1,276,732
                  12,444   Donegal Group, Inc., Class B                                                          207,193
                  33,000   DVI, Inc. (b) (c)                                                                          33
                  70,000   Electro Rent Corp. (b)                                                              1,121,400
                  20,000   EMC Insurance Group, Inc.                                                             575,200
                  32,725   First Albany Cos., Inc. (b)                                                           147,263
                  40,000   First Financial Corp.                                                               1,200,400
                  39,181   First Indiana Corp.                                                                 1,019,881
                  54,000   First Merchants Corp.                                                               1,312,740
                  14,000   First PacTrust Bancorp, Inc.                                                          400,260
                  38,000   First Place Financial Corp.                                                           874,380
                  42,000   First State Bancorp                                                                   998,760
                  25,000   FirstCity Financial Corp. (b)                                                         261,250
                  27,000   FPIC Insurance Group, Inc. (b)                                                      1,046,250

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
                  13,000   Home Federal Bancorp                                                                  364,000
                  79,000   Hub International Ltd.                                                              2,070,590
                   8,300   Investors Title Co.                                                                   367,109
                  24,000   Jefferson Bancshares, Inc.                                                            309,600
                  11,000   Kansas City Life Insurance Co.                                                        463,870
                  37,000   KHD Humboldt Wedag International Ltd. (b)                                             994,190
                  11,000   LSB Corp.                                                                             187,000
                  37,000   Mass Financial Corp., Class A (b)                                                      65,490
                  19,000   Matrix Bancorp, Inc. (b)                                                              444,600
                  69,000   Meadowbrook Insurance Group, Inc. (b)                                                 574,080
                   9,000   Mego Financial Corp. (b)                                                                    1
                   5,000   Merchants Group, Inc.                                                                 152,700
                 174,000   MFA Mortgage Investments, Inc.                                                      1,197,120
                  49,800   Midland Co.                                                                         1,891,404
                  12,000   MutualFirst Financial, Inc.                                                           237,600
                   5,300   National Security Group, Inc. (The)                                                    84,800
                   6,000   National Western Life Insurance                                                     1,437,900
                           Co., Class A
                  36,400   Navigators Group, Inc. (The) (b)                                                    1,595,048
                  16,000   NYMAGIC, Inc.                                                                         464,800
                  18,000   Pacific Mercantile Bancorp (b)                                                        313,020
                  85,000   Partners Trust Financial Group, Inc.                                                  969,850
                  38,000   PennFed Financial Services, Inc.                                                      708,700
                  29,000   Peoples Bancorp, Inc.                                                                 865,360
                  65,000   PMA Capital Corp., Class A (b)                                                        669,500
                  21,000   Presidential Life Corp.                                                               516,180
                  19,000   Provident Financial Holdings, Inc.                                                    570,000
                  38,500   PXRE Group Ltd.                                                                       143,220
                  13,000   RTW, Inc. (b)                                                                         136,630
                  50,000   Sanders Morris Harris Group, Inc.                                                     755,500
                  22,000   SCPIE Holdings, Inc. (b)                                                              511,500
                  37,000   Simmons First National Corp., Class A                                               1,073,370
                  36,100   Sizeler Property Investors, Inc.                                                      579,766
                  32,000   Southern Community Financial                                                          310,400
                           Corp.
                  47,000   Stewart Information Services Corp.                                                  1,706,570
                  30,666   Stifel Financial Corp. (b)                                                          1,082,816
                  49,000   SWS Group, Inc.                                                                     1,181,880
                  54,000   TierOne Corp.                                                                       1,823,580
                  24,000   Triad Guaranty, Inc. (b)                                                            1,173,120
                  32,381   United America Indemnity Ltd. (b)                                                     674,820
                  21,000   United Capital Corp. (b)                                                              556,500
                  97,000   United Community Financial Corp.                                                    1,164,000
                  56,500   United Fire & Casualty Co.                                                          1,702,345
                   4,600   Ziegler Cos., Inc.                                                                    105,800
                                                                                                        ----------------
                                                                                                              54,793,427
                                                                                                        ----------------
Healthcare  (4.91%):
                  31,000   Air Methods Corp. (b)                                                                 811,580
                 128,000   Allied Healthcare International, Inc. (b)                                             343,040
                  17,000   Allou Health Care, Inc., Class A (b) (c)                                                    2
                  11,000   American Shared Hospital Services                                                      67,210
                  92,000   BioScrip, Inc. (b)                                                                    494,040
                  44,000   Carriage Services, Inc. (b)                                                           201,960
                  39,000   Cholestech Corp. (b)                                                                  495,300
                  26,000   CONMED Corp. (b)                                                                      538,200
                  52,000   DJ Orthopedics, Inc. (b)                                                            1,915,159
                  28,000   E-Z-EM, Inc. (b)                                                                      380,800
                  57,422   Encore Medical Corp. (b)                                                              276,200
                  74,250   Healthcare Services Group, Inc.                                                     1,555,538
                  82,000   HealthTronics Surgical Services, Inc. (b)                                             627,300
                  16,250   IntegraMed America, Inc. (b)                                                          161,688
                   7,100   Kewaunee Scientific Corp.                                                              62,977
                  30,000   Lannett Co., Inc. (b)                                                                 170,700
                  43,500   Matria Healthcare, Inc. (b)                                                           931,770
                  90,000   Option Care, Inc.                                                                   1,078,200
                  20,000   Pediatric Services of America, Inc. (b)                                               249,600
                  59,000   Penn Treaty American Corp. (b)                                                        435,420
                  62,000   Res-Care, Inc. (b)                                                                  1,240,000
                  30,000   SFBC International, Inc. (b)                                                          454,800
                  29,000   Synovis Life Technologies, Inc. (b)                                                   285,070
                                                                                                        ----------------
                                                                                                              12,776,554
                                                                                                        ----------------
Industrials  (12.54%):
                  24,000   Alamo Group, Inc.                                                                     505,200
                  21,125   Astronics Corp. (b)                                                                   282,653
                  37,000   Blue Earth Refineries, Inc. (b)                                                        46,250
                  34,800   Cascade Corp.                                                                       1,376,340
                   2,800   Chicago Rivet & Machine Co.                                                            64,400

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
                  40,000   CompX International, Inc.                                                             716,000
                  42,000   Covenant Transport, Inc., Class A (b)                                                 639,240
                  18,000   Cronos Group (The)                                                                    206,460
                  29,000   Ducommun, Inc. (b)                                                                    537,080
                  50,400   EDO Corp.                                                                           1,226,736
                  62,000   Ennis Business Forms, Inc.                                                          1,220,160
                  62,000   Excel Maritime Carriers Ltd. (b)                                                      641,700
                  35,000   Frozen Food Express Industries, Inc. (b)                                              385,700
                  24,900   Gehl Co. (b)                                                                          635,697
                  25,750   Hardinge, Inc.                                                                        397,838
                  70,000   HEICO Corp.                                                                         1,984,499
                  80,900   HEICO Corp., Class A                                                                1,918,948
                  74,000   Huttig Building Products, Inc. (b)                                                    599,400
                  20,000   Industrial Distribution Group, Inc. (b)                                               176,600
                  17,000   International Shipholding Corp. (b)                                                   227,630
                  31,900   Interpool, Inc.                                                                       708,818
                  19,000   Jinpan International Ltd.                                                             149,150
                  12,000   Key Technology, Inc. (b)                                                              150,600
                  47,000   Knightsbridge Tankers Ltd.                                                          1,241,740
                  37,000   Ladish Co., Inc. (b)                                                                1,386,390
                  51,750   LSI Industries, Inc.                                                                  879,233
                  58,000   MAIR Holdings, Inc. (b)                                                               360,180
                  23,000   Maritrans, Inc.                                                                       572,700
                  58,875   Marten Transport Ltd. (b)                                                           1,279,943
                  33,088   Met-Pro Corp.                                                                         413,931
                  41,000   Modtech Holdings, Inc. (b)                                                            277,570
                  33,100   P.A.M. Transportation Services, Inc. (b)                                              956,259
                  14,600   PHI, Inc. (b)                                                                         455,374
                  30,000   Powell Industries, Inc. (b)                                                           717,900
                   8,000   Q.E.P. Co., Inc. (b)                                                                   62,800
                   4,600   Quipp, Inc.                                                                            37,996
                  96,000   RailAmerica, Inc. (b)                                                               1,004,160
                  42,000   Robbins & Myers, Inc.                                                               1,097,880
                  63,000   Spherion Corp. (b)                                                                    574,560
                  32,000   Standex International Corp.                                                           971,200
                   6,402   Stantec, Inc. (b)                                                                     120,998
                  34,000   Supreme Industries, Inc., Class A                                                     244,120
                  52,000   TRC Cos., Inc. (b)                                                                    547,560
                  34,000   Tredegar Corp.                                                                        537,880
                  48,000   Tsakos Energy Navigation Ltd.                                                       2,000,639
                  30,000   U.S. Xpress Enterprises, Inc., Class A (b)                                            810,600
                  28,000   USA Truck, Inc. (b)                                                                   498,960
                  34,000   Waste Industries USA, Inc.                                                            771,120
                                                                                                        ----------------
                                                                                                              32,618,792
                                                                                                        ----------------
Information Technology  (9.53%):
                 150,000   Advanced Digital Information Corp. (b)                                              1,765,500
                  30,000   Agilysys, Inc.                                                                        540,000
                  59,000   Anaren, Inc. (b)                                                                    1,208,910
                  65,000   Audiovox Corp., Class A (b)                                                           887,900
                  83,300   Bell Microproducts, Inc. (b)                                                          451,486
                  49,200   CalAmp Corp. (b)                                                                      437,388
                  77,000   CIBER, Inc. (b)                                                                       507,430
                  45,000   Cobra Electronics Corp.                                                               424,350
                  23,000   Communications Systems, Inc.                                                          235,520
                  37,000   ePlus, Inc. (b)                                                                       419,210
                  39,000   Exar Corp. (b)                                                                        517,530
                  24,000   GTSI Corp. (b)                                                                        154,800
                 103,000   Inforte Corp. (b)                                                                     488,220
                  35,000   Integral Systems, Inc.                                                                939,050
                  48,000   Keynote Systems, Inc. (b)                                                             494,880
                  21,000   Magal Security Systems Ltd. (b)                                                       199,710
                 102,700   McData Corp. (b)                                                                      419,016
                  65,000   MCSI, Inc. (b)(e) (c)(e)                                                                    0
                  19,000   Mediware Information Systems, Inc. (b)                                                183,350
                  36,000   MedQuist, Inc. (b)                                                                    460,800
                  38,000   Merge Technologies, Inc. (b)                                                          467,780
                 104,000   Methode Electronics, Inc.                                                           1,093,040
                  70,000   MIVA, Inc. (b)                                                                        283,500
                  60,000   Nu Horizons Electronics Corp. (b)                                                     579,000
                  40,000   OPNET Technologies, Inc. (b)                                                          518,400
                  37,000   PDF Solutions, Inc. (b)                                                               459,170
                  76,000   Pegasystems, Inc.                                                                     487,920
                  75,000   Pericom Semiconductor Corp. (b)                                                       622,500
                  62,000   PLATO Learning, Inc. (b)                                                              385,640
                  71,000   Pomeroy IT Solutions, Inc. (b)                                                        511,200
                  28,000   Retalix Ltd. (b)                                                                      624,680
                  47,000   Richardson Electronics Ltd.                                                           345,450
                  40,000   Rofin-Sinar Technologies, Inc. (b)                                                  2,298,800

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
                  29,000   Rudolph Technologies, Inc. (b)                                                        420,500
                  76,000   Semitool, Inc. (b)                                                                    685,520
                  13,800   SL Industries, Inc. (b)                                                               223,284
                  27,000   SYNNEX Corp. (b)                                                                      511,920
                  56,000   Sypris Solutions, Inc.                                                                529,200
                  14,000   TESSCO Technologies, Inc. (b)                                                         280,560
                  68,000   Tier Technologies, Inc., Class B (b)                                                  428,400
                  56,000   Tollgrade Communications, Inc. (b)                                                    543,200
                 120,000   Ulticom, Inc. (b)                                                                   1,256,400
                  97,000   White Electronic Designs Corp. (b)                                                    492,760
                                                                                                        ----------------
                                                                                                              24,783,874
                                                                                                        ----------------
Materials  (8.06%):
                  67,839   Aceto Corp.                                                                           469,446
                  85,000   AMCOL International Corp.                                                           2,239,750
                   7,300   American Biltrite, Inc. (b)                                                            76,066
                  70,200   American Pacific Corp. (b)                                                            547,560
                  14,000   AZZ, Inc. (b)                                                                         366,940
                 107,000   Buckeye Technologies, Inc. (b)                                                        817,480
                  38,000   Chesapeake Corp.                                                                      623,580
                  45,000   CIRCOR International, Inc.                                                          1,372,050
                   9,800   Eastern Co. (The)                                                                     202,370
                  11,315   Ecology and Environment, Inc.,                                                        112,924
                           Class A
                  60,000   Encore Wire Corp. (b)                                                               2,156,400
                  18,000   Friedman Industries, Inc.                                                             162,900
                  80,000   Gibraltar Industries, Inc.                                                          2,319,999
                  29,000   Hawkins, Inc.                                                                         406,145
                  21,300   Mestek, Inc. (b)                                                                      353,580
                  23,800   Michael Baker Corp. (b)                                                               516,460
                  10,562   MOD-PAC Corp. (b)                                                                     105,092
                  44,000   NewMarket Corp.                                                                     2,158,640
                 140,400   North American Palladium Ltd. (b)                                                   1,221,480
                  18,800   Northwest Pipe Co. (b)                                                                475,640
                  26,000   Novamerican Steel, Inc. (b)                                                         1,052,220
                  22,000   Penford Corp.                                                                         371,800
                  22,000   Schweitzer-Mauduit International, Inc.                                                476,300
                  26,000   Steel Technologies, Inc.                                                              505,440
                  26,000   Stepan Co.                                                                            821,080
                  12,300   Summa Industries, Inc.                                                                121,155
                  16,000   Universal Stainless & Alloy                                                           468,320
                           Products, Inc. (b)
                   3,350   VSE Corp.                                                                              99,730
                   3,200   Vulcan International Corp.                                                            192,000
                  37,000   Wolverine Tube, Inc. (b)                                                              135,790
                                                                                                        ----------------
                                                                                                              20,948,337
                                                                                                        ----------------
Telecommunication Services  (0.59%):
                  45,000   CT Communications, Inc.                                                             1,029,150
                  40,000   D & E Communications, Inc.                                                            433,600
                  10,562   OneSource Services, Inc. (b)                                                           81,856
                                                                                                        ----------------
                                                                                                               1,544,606
                                                                                                        ----------------
Utilities  (8.01%):
                  44,000   American States Water Co.                                                           1,568,600
                  47,054   California Water Service Group                                                      1,681,710
                  31,900   Cascade Natural Gas Corp.                                                             672,771
                  29,000   Central Vermont Public Service Corp.                                                  535,920
                  15,700   Chesapeake Utilities Corp.                                                            472,256
                  23,500   Connecticut Water Service, Inc.                                                       550,370
                   9,000   Delta Natural Gas Co., Inc.                                                           220,590
                  71,000   Empire District Electric Co. (The)                                                  1,459,050
                  24,000   EnergySouth, Inc.                                                                     749,520
                  18,000   Florida Public Utilities Co.                                                          226,620
                  21,000   Giant Industries, Inc. (b)                                                          1,397,550
                  14,500   Green Mountain Power Corp.                                                            492,855
                  98,000   Harvest Natural Resources, Inc. (b)                                                 1,326,920
                  35,000   Innospec, Inc.                                                                        889,700
                   4,900   Maine & Maritimes Corp.                                                                76,440
                  30,400   Middlesex Water Co.                                                                   575,168
                  49,000   Resource America, Inc., Class A                                                       933,450
                   6,500   RGC Resources, Inc.                                                                   160,940
                  91,000   SEMCO Energy, Inc. (b)                                                                505,960
                  52,800   SJW Corp.                                                                           1,343,760
                  70,400   South Jersey Industries, Inc.                                                       1,928,255
                  45,644   Southwest Water Co.                                                                   546,359
                  41,000   SureWest Communications                                                               792,120
                 118,000   TransMontaigne, Inc. (b)                                                            1,322,780
                  16,476   Unitil Corp.                                                                          396,413
                                                                                                        ----------------
                                                                                                              20,826,077
                                                                                                        ----------------

TOTAL COMMON STOCKS (COST $182,218,741)                                                                      247,546,019
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------

REPURCHASE AGREEMENT  (3.08%):
               8,000,000   Bank of America dated 6/30/06; due                                                  8,000,000
                           7/3/06 at 5.20% with maturity value of                                       ----------------
                           $ 8,003,467 (fully collateralized by
                           U.S. Government Agency Obligations)

TOTAL REPURCHASE AGREEMENT (COST $8,000,000)                                                                   8,000,000
                                                                                                        ----------------
EXCHANGE TRADED FUNDS  (1.45%):
                  70,000   iShares Russell Microcap Index                                                      3,770,200
                           Fund                                                                         ----------------

TOTAL EXCHANGE TRADES FUNDS (COST $4,078,481)                                                                  3,770,200
                                                                                                        ----------------

INVESTMENT COMPANIES  (0.18%):
                 471,297   Wells Fargo Government                                                                471,297
                           Institutional Money Market Fund                                              ----------------

TOTAL INVESTMENT COMPANIES (COST $471,297)                                                                       471,297
                                                                                                        ----------------

WARRANTS  (0.00%):
Healthcare  (0.00%):
                   2,967   Del Global Technologies Corp. (b)                                                       2,967
                                                                                                        ----------------
TOTAL WARRANTS (COST $0)                                                                                           2,967
                                                                                                        ----------------

CORPORATE BONDS  (0.00%):
                   1,625   Trenwick America Corp, 0.00%,                                                               0
                           9/26/05 (c)(d)
                   1,947   Trenwick America Corp, 0.00%,                                                               0
                           9/26/05 (c)(d)
                                                                                                        ----------------

TOTAL CORPORATE BONDS (COST $0)                                                                                        0
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $194,768,519) (a)   -   99.91%                                                       259,790,483
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.09%                                                                225,230
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $    260,015,713
                                                                                                        ================

____________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  Security delisted or issuer in bankruptcy.
(d)  Fair valued security.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK GOVERNMENT INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
MUNICIPAL BONDS  (1.89%):
California  (0.83%):
                  40,000   Rialto Redevelopment Agency Tax                                              $         39,189
                           Allocation, Series C, 4.60%, 9/1/08,                                         ----------------
                           (XLCA Insured)
Pennsylvania  (1.06%):
                  50,000   Pittsburgh Taxable Pension, Series                                                     50,166
                           A, 6.10%, 3/1/07                                                             ----------------

TOTAL MUNICIPAL BONDS (COST $90,483)                                                                              89,355
                                                                                                        ----------------

ASSET BACKED SECURITIES  (0.92%):
Banking & Financial Services  (0.92%):
                  43,514   Countrywide Home Equity Loan                                                           43,632
                           Trust, Series 2004-G, Class 2A,                                              ----------------
                           5.42%, 12/15/29 (b)

TOTAL ASSET BACKED SECURITIES (COST $43,437)                                                                      43,632
                                                                                                        ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS  (4.60%):
Banking & Financial Services  (4.60%):
                 147,513   Banc of America Funding Corp.,                                                        142,191
                           Series 2004-F, Class 2A7, 4.15%,
                           7/25/34 (b)
                  77,832   Countrywide Alternative Loan Trust,                                                    75,077
                           Series 2004-12CB, Class 1A1, 5.00%,                                          ----------------
                           7/25/19

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $226,008)                                                        217,268
                                                                                                        ----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (72.68%):
Fannie Mae (48.81%):
                 340,000   4.25%, 7/15/07                                                                        335,689
                 150,000   4.50%, 10/15/08                                                                       147,036
                  17,743   4.37%, 9/25/10                                                                         17,103
                  85,345   4.41%, 3/1/11 (b)                                                                      81,111
                 245,239   4.63%, 12/1/11 (b)                                                                    233,939
                 173,000   5.76%, 12/25/11                                                                       174,405
                 119,000   4.89%, 4/1/12 (b)                                                                     113,707
                  50,312   3.81%, 11/25/12                                                                        47,622
                  92,831   4.50%, 10/1/13                                                                         89,343
                  28,136   4.50%, 11/1/14                                                                         27,069
                  33,981   4.98%, 11/25/32 (b)                                                                    33,463
                 172,279   4.62%, 7/1/33 (b)                                                                     161,527
                 116,898   4.20%, 9/1/33 (b)                                                                     113,797
                  88,604   4.33%, 1/1/34 (b)                                                                      86,328
                 122,124   4.26%, 3/1/34 (b)                                                                     118,360
                 112,347   4.02%, 6/1/34 (b)                                                                     108,353
                  68,744   4.19%, 11/1/34(b)                                                                      67,594
                 150,063   5.06%, 12/1/34 (b)                                                                    145,516
                 147,058   4.17%, 1/1/35 (b)                                                                     141,835
                  65,000   5.41%, 5/25/35                                                                         60,514
                                                                                                        ----------------
                                                                                                               2,304,311
                                                                                                        ----------------
Federal Home Loan Bank  (9.48%):
                 100,000   3.63%, 11/14/08                                                                        96,004
                 110,000   3.00%, 4/15/09                                                                        103,407
                 110,000   3.88%, 1/15/10                                                                        104,584
                 150,150   4.84%, 2/1/13 (b)                                                                     143,731
                                                                                                        ----------------
                                                                                                                 447,726
                                                                                                        ----------------
Federal Home Loan Mortgage Corporation  (2.28%):
                  39,732   3.95%, 6/1/33                                                                          38,754
                  70,000   5.40%, 3/25/44 (b)                                                                     68,787
                                                                                                        ----------------
                                                                                                                 107,541
                                                                                                        ----------------
Small Business Administration  (12.11%):
                 127,327   4.88%, 9/10/13                                                                        121,067
                 103,112   4.64%, 2/10/15                                                                         97,174
                  58,773   4.86%, 1/1/25                                                                          55,436
                 113,430   4.63%, 2/1/25                                                                         105,169
                  39,486   4.84%, 5/1/25                                                                          37,082
                 116,190   5.40%, 5/25/30 (b)                                                                    116,781
                  38,830   5.36%, 7/25/30 (b)                                                                     38,980
                                                                                                        ----------------
                                                                                                                 571,689
                                                                                                        ----------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $3,564,084)                                                     3,431,267
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------

U.S. TREASURY INFLATION PROTECTION BONDS  (8.89%):
                 251,000   1.88%, 7/15/13 (c)                                                                    264,542
                 151,000   2.00%, 7/15/14 (c)                                                                    155,445
                                                                                                        ----------------

TOTAL U.S. TREASURY INFLATION PROTECTION BONDS (COST $435,796)                                                   419,987
                                                                                                        ----------------

U.S. TREASURY NOTES  (9.08%):
                 100,000   3.63%, 6/30/07 (c)                                                                     98,402
                 208,000   3.50%, 2/15/10 (c)                                                                    196,998
                  50,000   4.13%, 5/15/15                                                                         46,428
                  93,000   4.25%, 8/15/15                                                                         87,017
                                                                                                        ----------------

TOTAL U.S. TREASURY NOTES (COST $437,990)                                                                        428,845
                                                                                                        ----------------

INVESTMENT COMPANIES  (2.22%):
                 104,903   Wells Fargo 100% Treasury Money                                                       104,903
                           Market Fund                                                                  ----------------

TOTAL INVESTMENT COMPANIES (COST $104,903)                                                                       104,903
                                                                                                        ----------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (13.11%):
                 619,112   Various Securities (see Notes to                                                      619,112
                           Schedules of Portfolio Investments                                           ----------------
                           for collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $619,112)                                       619,112
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $5,521,813) (a)   -   113.39%                                                          5,354,369
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (13.39)%                                                           (632,407)
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $      4,721,962
                                                                                                        ================

____________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2006. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of June 30, 2006.

Abbreviations used are defined below:
XLCA - XL Capital Insurance
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARCK QUALITY FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
MUNICIPAL BONDS  (4.21%):
Arizona  (0.31%):
                 100,000   Tucson Certificate of Participation,                                         $         94,899
                           4.30%, 7/1/10, (MBIA Insured)
                 105,000   Tucson Certificate of Participation,                                                   99,473
                           4.55%, 7/1/11, (MBIA Insured)                                                ----------------
                                                                                                                 194,372
                                                                                                        ----------------
California  (1.21%):
                 370,000   Alameda County Pension Obligation,                                                    305,391
                            Series B, 0.00%, 12/1/09, (MBIA
                           Insured)
                 355,000   Los Angeles Community                                                                 325,975
                           Redevelopment Agency, 5.90%,
                           9/1/35, (Radian Insured)
                 135,000   San Diego Metro Transportation                                                        127,927
                           Development Board, 3.86%, 12/1/09,                                           ----------------
                           (MBIA Insured)
                                                                                                                 759,293
                                                                                                        ----------------
Indiana  (0.32%):
                 210,000   State Bond Bank Revenue, 5.26%,                                                       198,883
                           7/15/18, (FGIC Insured)                                                      ----------------
Michigan  (0.50%):
                 315,000   Detroit Certificate of Participation,                                                 314,924
                           4.23%, 6/15/09, (XLCA Insured)                                               ----------------
New Jersey  (0.30%):
                 195,000   New Jersey Economic Development                                                       190,423
                           Authority Revenue, Series B, 5.18%,                                          ----------------
                           11/1/15
South Carolina  (0.99%):
                 660,000   Medical University of South Carolina                                                  624,294
                            Hospital Authority Facilities                                               ----------------
                           Revenue, 5.23%, 8/15/17, (MBIA
                           Insured)
Texas  (0.58%):
                 390,000   San Antonio Convention Center                                                         362,201
                           Hotel Finance Corp. Contract                                                 ----------------
                           Revenue, 5.10%, 7/15/20, (AMBAC
                           Insured)

TOTAL MUNICIPAL BONDS (COST $2,782,716)                                                                        2,644,390
                                                                                                        ----------------

ASSET BACKED SECURITIES  (0.49%):
Banking & Financial Services  (0.49%):
                 105,678   Countrywide Home Equity Loan                                                          105,963
                           Trust, Series 2004-G, Class 2A,
                           5.42%, 12/15/29 (b)
                   9,986   New Century Home Equity Loan                                                            9,945
                           Trust, Series 1997-NC5, Class A6,
                           7.20%, 10/25/28 (b)
                 191,673   Vanderbilt Mortgage Finance, Series                                                   190,475
                           2002-C, Class A2, 4.23%, 2/7/15                                              ----------------

TOTAL ASSET BACKED SECURITIES (COST $307,150)                                                                    306,383
                                                                                                        ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS  (17.32%):
Banking & Financial Services  (17.32%):
                 752,314   Banc of America Funding Corp.,                                                        725,175
                           Series 2004-F, Class 2A7, 4.15%,
                           7/25/34 (b)
                 159,291   Banc of America Funding Corp.,                                                        152,159
                           Series 2005-D, Class B1, 4.11%,
                           5/25/35 (b)
                 614,901   Banc of America Funding Corp.,                                                        608,943
                           Series 2006-A, Class 2A1, 5.44%,
                           2/25/36 (b)
                 591,526   Bear Stearns Adjustable Rate                                                          574,567
                           Mortgage Trust, Series 2003-9, Class
                           3A2, 4.98%, 2/25/34 (b)
                  98,343   Citigroup Mortgage Loan Trust, Inc.,                                                   95,478
                           Series 2005-3, Class 2A2A, 4.70%,
                           8/25/35
               1,576,096   Countrywide Alternative Loan Trust,                                                 1,520,313
                           Series 2004-12CB, Class 1A1, 5.00%,
                           7/25/19
                 884,000   Countrywide Alternative Loan Trust,                                                   840,832
                           Series 2005-4, Class 1A5, 4.97%,
                           5/25/34 (b)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
                 540,926   Countrywide Alternative Loan Trust,                                                   533,856
                           Series 2005-73CB, Class 1A1, 5.50%,
                           1/25/36
                 377,065   Countrywide Alternative Loan Trust,                                                   376,948
                           Series 2006-9T1, Class A7, 6.00%,
                           5/25/36
                 185,158   CS First Boston Mortgage Securities                                                   181,184
                           Corp., 5.00%, 10/25/19
                 610,720   GSR Mortgage Loan Trust, Series                                                       593,252
                           2005-AR7, Class 2A1, 4.56%,
                           11/25/35 (b)
                 480,000   Homebanc Mortgage Trust, Series                                                       474,053
                           2006-1, Class 3A2, 5.92%, 4/25/37
                 285,480   JP Morgan Mortgage Trust, Series                                                      273,620
                           2004-A4, Class 2A2, 4.62%, 9/25/34,
                           (b)
                 264,244   JP Morgan Mortgage Trust, Series                                                      251,940
                           2004-S1, Class 1A7, 5.00%, 8/25/19
               1,065,939   Merrill Lynch Mortgage Investors,                                                   1,038,260
                           Inc., Series 2005-A1, Class 2A1,
                           4.58%, 12/25/34 (b)
                  13,140   Morgan Stanley Mortgage Loan                                                           13,264
                           Trust, Series 2004-2AR, Class 1A,
                           5.29%, 2/25/34 (b)
                 464,015   Residential Funding Mortgage                                                          444,772
                           Section I, Series 2004-S5, Class 2A1,
                           4.50%, 5/25/19
                  79,140   Structured Asset Securities Corp.,                                                     78,838
                           Series 2002-11A, Class 2A1, 5.60%,
                           6/25/32
                 489,744   Structured Asset Securities Corp.,                                                    464,584
                           Series 2003-30, Class 1A1, 5.50%,
                           10/25/33
                 197,774   Vendee Mortgage Trust, Series                                                         205,923
                           1992-1, Class 2Z, 7.75%, 5/15/22
                 894,694   Washington Mutual, Inc., Series                                                       831,823
                           2003-S11, Class 1A, 5.00%,
                           11/25/33
                 615,000   Washington Mutual, Inc., Series                                                       608,613
                           2005-8, Class 1A8, 5.50%, 10/25/35                                           ----------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $11,173,407)                                                  10,888,397
                                                                                                        ----------------

COMMERCIAL MORTGAGE BACKED SECURITIES  (4.44%):
Banking & Financial Services  (4.44%):
                 434,636   ABN Amro Mortgage Corp., Series                                                       412,726
                           2003-12, Class 1A, 5.00%, 12/25/33
                 346,736   GE Capital Commercial Mortgage                                                        345,488
                           Corp., Series 2002-1A, Class A1,
                           5.03%, 12/10/35
                 855,022   JP Morgan Commercial Mortgage                                                         865,883
                           Finance Corp., Series 1999-C7, Class
                            A2, 6.51%, 10/15/35
                 500,000   LB-UBS Commercial Mortgage Trust,                                                     454,188
                            Series 2004-C2, Class A4, 4.37%,
                           3/1/36
                 756,583   Master Asset Securitization Trust,                                                    714,493
                           Series 2003-12, Class 6A1, 5.00%,                                            ----------------
                           12/25/33

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $2,884,789)                                                  2,792,778
                                                                                                        ----------------

CORPORATE BONDS  (29.47%):
Aerospace & Defense  (0.81%):
                 150,000   DRS Technologies, Inc., 6.63%,                                                        145,125
                           2/1/16
                 308,000   McDonnell Douglas Corp., 9.75%,                                                       365,401
                           4/1/12                                                                       ----------------
                                                                                                                 510,526
                                                                                                        ----------------
Automotive  (0.38%):
                 241,000   DaimlerChrysler N.A. Holdings,                                                        238,689
                           5.75%, 5/18/09                                                               ----------------

Banking & Financial Services  (5.88%):
                 500,000   AIG SunAmerica, Inc., MTN, 5.75%,                                                     500,284
                           2/16/09
                 138,000   American General Finance, MTN,                                                        130,558
                           4.88%, 7/15/12
                 154,000   American General Finance, MTN,                                                        152,668
                           5.85%, 6/1/13
                 299,000   Bear Stearns Co., Inc., 5.36%,                                                        299,187
                           1/31/11 (b)
                 179,000   Frost National Bank, 6.88%, 8/1/11                                                    187,195
                 154,000   International Lease Finance Corp.,                                                    152,869
                           MTN, 5.75%, 6/15/11

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
                 300,000   Jefferies Group, Inc., 7.50%,                                                         303,704
                           8/15/07
                 236,000   JP Morgan Chase & Co., 6.63%,                                                         244,355
                           3/15/12
                 341,000   NB Capital Trust III, 5.62%, 1/15/27,                                                 328,893
                           (b)
                 430,000   North Fork Bancorp., 5.00%,                                                           425,956
                           8/15/12
                 212,000   Popular North America, Inc., MTN,                                                     210,289
                           5.65%, 4/15/09
                 435,000   Rabobank Capital II, 5.26%,                                                           408,146
                           12/29/49 (c)
                 374,000   Wachovia Capital Trust II, 5.57%,                                                     358,588
                           1/15/27 (b)                                                                  ----------------
                                                                                                               3,702,692
                                                                                                        ----------------
Beverages - Wine/Spirits  (0.35%):
                 229,000   Diageo Finance, 5.50%, 4/1/13                                                         222,890
                                                                                                        ----------------
Building & Construction  (2.02%):
                 324,000   Dycom Industries, Inc., 8.13%,                                                        324,810
                           10/15/15
                 207,000   KB Home, 5.75%, 2/1/14                                                                182,000
                 260,000   Lennar Corp., 6.15%, 3/19/09 (b)                                                      259,648
                 225,000   Pulte Homes, Inc., 7.88%, 8/1/11                                                      236,147
                 268,000   Texas Industries, Inc., 7.25%,                                                        265,320
                           7/15/13                                                                      ----------------
                                                                                                               1,267,925
                                                                                                        ----------------
Cable  (1.39%):
                 300,000   Echostar DBS Corp., 5.75%,                                                            293,250
                           10/1/08
                 293,000   Rogers Cable, Inc., 7.88%, 5/1/12                                                     299,592
                 242,000   TCI Communications, Inc., 9.80%,                                                      279,171
                           2/1/12                                                                       ----------------
                                                                                                                 872,013
                                                                                                        ----------------
Chemical  (1.57%):
                 315,000   Air Products & Chemicals, MTN,                                                        317,135
                           6.65%, 8/1/07
                 341,000   Equistar Chemical LP, 10.13%,                                                         358,902
                           9/1/08
                 300,000   MacDermid, Inc., 9.13%, 7/15/11                                                       313,500
                                                                                                        ----------------
                                                                                                                 989,537
                                                                                                        ----------------
Computer Industry  (0.21%):
                 138,000   Fiserv, Inc., 4.00%, 4/15/08                                                          133,294
                                                                                                        ----------------
Consumer Goods & Services  (1.47%):
                 232,000   Dollar General Corp., 8.63%,                                                          244,180
                           6/15/10
                 221,000   Owens & Minor Inc., 6.35%,                                                            216,411
                           4/15/16
                 150,000   Russell Corp., 9.25%, 5/1/10                                                          156,938
                 302,000   Staples, Inc., 7.13%, 8/15/07                                                         305,710
                                                                                                        ----------------
                                                                                                                 923,239
                                                                                                        ----------------
Electronics  (0.27%):
                 164,000   Ametek, Inc., 7.20%, 7/15/08                                                          166,831
                                                                                                        ----------------
Energy  (1.59%):
                 100,000   Atlas Pipeline Partners, 8.13%,                                                        99,625
                           12/15/15 (c)
                 207,000   Chesapeake Energy Corp., 7.50%,                                                       207,518
                           9/15/13
                 207,000   Forest Oil Corp., 8.00%, 6/15/08                                                      211,399
                 268,450   Pemex Finance Ltd., 9.69%,                                                            286,312
                           8/15/09
                 200,000   Piedmont Natural Gas Co., 6.00%,                                                      192,210
                           12/19/33                                                                     ----------------
                                                                                                                 997,064
                                                                                                        ----------------
Entertainment  (0.40%):
                 235,000   Royal Caribbean Cruises, 8.75%,                                                       252,636
                           2/2/11                                                                       ----------------

Food & Beverages  (0.31%):
                 198,000   Dean Foods Co., 6.63%, 5/15/09                                                        196,515
                                                                                                        ----------------
Healthcare  (1.93%):
                 284,000   Evangelical Lutheran Good                                                             283,932
                           Samaritan, MTN, 5.76%, 11/24/06, (b)
                 205,000   HCA, Inc., 5.50%, 12/1/09                                                             197,550
                 313,000   Health Management PLC, 6.13%,                                                         299,346
                           4/15/16

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
                 246,000   Hospira, Inc., 4.95%, 6/15/09                                                         240,179
                 199,000   Mylan Laboratories, Inc., 5.75%,                                                      189,548
                           8/15/10                                                                      ----------------
                                                                                                               1,210,555
                                                                                                        ----------------
Hotels & Motels  (0.48%):
                 120,000   Harrahs Operating Co., Inc., 7.13%,                                                   121,075
                           6/1/07
                 174,000   Starwood Hotels and Resorts,                                                          181,612
                           7.88%, 5/1/12                                                                ----------------
                                                                                                                 302,687
                                                                                                        ----------------
Life & Health Insurance  (1.91%):
                 300,000   Americo Life, Inc., 7.88%, 5/1/13 (c)                                                 300,510
                 375,000   ING Capital Funding Trust III,                                                        410,331
                           8.44%, 12/31/49
                 255,000   NLV Financial Corp., 7.50%, 8/15/33 (c)                                               259,099
                 218,000   Transamerica Capital III, 7.63%,                                                      231,737
                           11/15/37                                                                     ----------------
                                                                                                               1,201,677
                                                                                                        ----------------
Machinery - Diversified  (0.79%):
                 228,000   IDEX Corp., 6.88%, 2/15/08                                                            229,550
                 277,000   Westinghouse Air Brake                                                                270,075
                           Technologies Corp., 6.88%, 7/31/13                                           ----------------
                                                                                                                 499,625
                                                                                                        ----------------
Media  (1.08%):
                 300,000   Media General, Inc., 6.95%, 9/1/06                                                    300,248
                 255,000   News America Holdings, Inc.,                                                          272,214
                           7.70%, 10/30/25
                  92,000   Time Warner Cos., Inc., 9.15%,                                                        109,100
                           2/1/23                                                                       ----------------
                                                                                                                 681,562
                                                                                                        ----------------
Pharmaceutical  (0.27%):
                 176,000   Laboratory Corp. of America, 5.50%,                                                   167,586
                            2/1/13                                                                      ----------------

Private Corrections  (0.28%):
                 174,000   Corrections Corp. of America,                                                         175,305
                           7.50%, 5/1/11                                                                ----------------

Property & Casualty Insurance  (1.80%):
                 195,000   Arch Capital Group Ltd., 7.35%,                                                       194,306
                           5/1/34
                 247,000   Navigators Group, Inc., 7.00%,                                                        243,514
                           5/1/16
                 225,000   Selective Insurance Group, 6.70%,                                                     209,502
                           11/1/35
                 210,000   St. Paul Cos., Inc., Series B, MTN,                                                   212,614
                           7.19%, 8/2/07
                 118,000   Unitrin, Inc., 5.75%, 7/1/07                                                          117,489
                 160,000   Unitrin, Inc., 4.88%, 11/1/10                                                         152,909
                                                                                                        ----------------
                                                                                                               1,130,334
                                                                                                        ----------------
Real Estate Investment Trusts  (2.82%):
                 178,000   Brandywine Operating Partners,                                                        174,295
                           5.63%, 12/15/10
                 160,000   CPG Partners LP, 3.50%, 3/15/09                                                       151,232
                 222,000   ERP Operating LP, 6.63%, 3/15/12                                                      229,769
                 192,000   Federal Realty Investment Trust,                                                      208,479
                           8.75%, 12/1/09
                 134,000   Healthcare Realty Trust, 8.13%,                                                       143,929
                           5/1/11
                 250,000   Kimco Realty Corp., MTN, 7.86%,                                                       255,894
                           11/1/07
                 363,000   Realty Income Corp., 7.75%,                                                           368,391
                           5/6/07
                 233,000   Tanger Properties LP, 9.13%,                                                          243,092
                           2/15/08                                                                      ----------------
                                                                                                               1,775,081
                                                                                                        ----------------
Steel - Producers  (0.68%):
                 300,000   Steel Dynamics, Inc., 9.50%,                                                          309,000
                           3/15/09
                 110,000   United States Steel Corp., 9.75%,                                                     117,150
                           5/15/10                                                                      ----------------
                                                                                                                 426,150
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Utilities  (0.78%):
                 235,000   Central Hudson Gas & Electric                                                         234,799
                           Corp., Series D, MTN, 5.87%,
                           3/28/07
                 241,000   Nevada Power Co., Series A, 8.25%,                                                    257,610
                           6/1/11                                                                       ----------------
                                                                                                                 492,409
                                                                                                        ----------------

TOTAL CORPORATE BONDS (COST $19,050,742)                                                                      18,536,822
                                                                                                        ----------------

U.S. GOVERNMENT AGENCY BACKED MORTGAGES (22.79%):
Fannie Mae (14.86%):
                      68   7.00%, 12/1/07                                                                             68
                  38,550   6.42%, 11/1/08 (b)                                                                     38,867
                   1,407   8.25%, 1/1/09                                                                           1,410
                   5,797   8.00%, 2/1/09                                                                           5,866
                 580,735   4.41%, 3/1/11 (b)                                                                     551,926
               1,192,000   5.76%, 12/25/11                                                                     1,201,678
                 845,000   4.89%, 4/1/12 (b)                                                                     807,417
                 445,000   4.49%, 11/25/12                                                                       418,919
                 770,000   6.52%, 7/25/16                                                                        792,029
                  31,422   5.50%, 3/1/17                                                                          30,902
                  50,295   5.50%, 5/1/17                                                                          49,462
                 182,002   5.00%, 8/1/17                                                                         175,687
                  10,969   9.50%, 6/25/18                                                                         11,835
                 460,099   4.50%, 9/1/18                                                                         435,893
                 505,000   4.00%, 5/25/19                                                                        434,922
                  10,085   9.25%, 10/1/20                                                                         10,853
                 977,309   5.50%, 6/1/23                                                                         951,499
                     973   7.00%, 2/1/30                                                                             998
                 386,864   4.98%, 11/25/32 (b)                                                                   380,958
                 361,953   5.00%, 4/1/33                                                                         339,983
                 486,503   5.00%, 8/1/33                                                                         456,973
                 818,298   4.19%, 11/1/34 (b)                                                                    804,616
                 546,917   4.86%, 1/1/35 (b)                                                                     536,310
                 405,000   5.41%, 5/25/35                                                                        377,048
                 561,945   5.50%, 4/1/36 (b)                                                                     532,797
                                                                                                        ----------------
                                                                                                               9,348,916
                                                                                                        ----------------
Freddie Mac  (2.23%):
                   1,725   7.75%, 4/1/08                                                                           1,742
                     762   8.00%, 8/1/09                                                                             765
                     586   8.25%, 10/1/10                                                                            585
                  26,759   8.00%, 1/1/12                                                                          27,836
                  17,446   9.00%, 6/1/16                                                                          18,603
                  19,736   8.00%, 10/1/18                                                                         20,612
                   2,331   9.00%, 10/1/18                                                                          2,391
                 141,200   7.00%, 8/15/29                                                                        143,826
                  59,984   7.50%, 2/1/30                                                                          62,097
                 457,255   3.95%, 6/1/33                                                                         467,255
                 675,520   4.39%, 1/1/35 (b)                                                                     655,467
                                                                                                        ----------------
                                                                                                               1,401,179
                                                                                                        ----------------
Government National Mortgage Association  (5.70%):
                   1,197   7.50%, 3/15/07                                                                          1,205
                   2,706   7.50%, 7/15/07                                                                          2,723
                  11,377   8.00%, 10/15/07                                                                        11,477
                 258,025   8.00%, 11/15/09                                                                       264,810
                  22,205   7.50%, 10/15/11                                                                        22,932
                  23,794   7.50%, 11/15/11                                                                        24,573
                   3,804   9.50%, 4/15/16                                                                          4,121
                  17,379   9.50%, 1/15/19                                                                         18,986
                   1,135   9.50%, 9/15/19                                                                          1,240
                 210,000   5.15%, 6/16/23 (b)                                                                    207,931
                   7,504   6.50%, 8/15/23                                                                          7,611
                   8,819   6.50%, 11/15/23                                                                         8,944
                  10,540   6.50%, 12/15/23                                                                        10,690
                 348,313   7.00%, 3/15/24                                                                        359,404
                  38,862   7.00%, 5/15/24                                                                         40,099
                  16,401   8.00%, 11/15/26                                                                        17,419
                 312,938   8.00%, 12/15/26                                                                       332,360
                 219,980   7.00%, 12/15/29                                                                       226,984
                   2,420   6.00%, 5/15/31                                                                          2,405
                   4,218   6.50%, 8/15/31                                                                          4,276
                  51,387   6.00%, 9/20/31                                                                         50,925
                   4,328   6.50%, 11/15/31                                                                         4,388
                  56,528   6.00%, 2/15/32                                                                         56,159
                  46,721   7.00%, 4/15/32                                                                         48,196
                 104,128   6.00%, 6/15/32                                                                        103,447
                  12,475   7.00%, 7/15/32                                                                         12,869
                  35,189   7.50%, 7/15/32                                                                         36,776
                  78,962   6.00%, 8/15/32                                                                         78,445
                  11,660   7.00%, 8/15/32                                                                         12,029
                 131,461   6.00%, 10/20/32                                                                       130,273

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
                 243,544   6.00%, 1/15/33                                                                        241,954
                  58,423   6.00%, 3/15/33                                                                         58,032
                  49,463   6.00%, 4/15/33                                                                         49,133
                 399,214   5.00%, 8/15/33                                                                        378,201
                 490,000   5.15%, 12/16/40                                                                       459,266
                 305,000   4.93%, 11/16/44                                                                       291,298
                                                                                                        ----------------
                                                                                                               3,581,581
                                                                                                        ----------------

TOTAL U.S. GOVERNMENT AGENCY BACKED MORTGAGES (COST $14,825,075)                                              14,331,676
                                                                                                        ----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.00%):
New Valley Generation IV (0.14%):
                  94,141   4.69%, 1/15/22                                                                         86,601
                                                                                                        ----------------
Small Business Administration  (7.86%):
                   3,922   9.80%, 7/1/08                                                                           4,001
                   1,242   10.05%, 8/1/08                                                                          1,272
                   2,245   10.05%, 4/1/09                                                                          2,325
                 595,309   4.68%, 9/10/14                                                                        563,433
                 623,357   4.64%, 2/10/15                                                                        587,463
                 607,021   5.04%, 3/10/15                                                                        576,908
                 295,682   4.88%, 11/1/24                                                                        279,199
                 303,344   4.86%, 1/1/25                                                                         286,121
                 615,725   5.11%, 4/1/25                                                                         589,369
                 256,176   4.84%, 5/1/25                                                                         240,582
                 662,689   4.57%, 6/1/25                                                                         609,879
                 609,749   4.75%, 7/1/25                                                                         569,120
                 630,755   5.36%, 7/25/30 (b)                                                                    633,197
                                                                                                        ----------------
                                                                                                               4,942,869
                                                                                                        ----------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $5,301,069)                                                     5,029,470
                                                                                                        ----------------

U.S. TREASURY BONDS  (7.68%):
                 300,000   4.50%, 2/15/16                                                                        285,422
               1,740,000   6.25%, 8/15/23                                                                      1,919,030
               2,578,000   5.38%, 2/15/31                                                                      2,622,512
                                                                                                        ----------------
TOTAL U.S. TREASURY BONDS (COST $5,063,017)                                                                    4,826,964
                                                                                                        ----------------

U.S. TREASURY INFLATION PROTECTION BONDS  (5.28%):
               1,039,000   1.88%, 7/15/13                                                                      1,095,058
               1,149,000   2.00%, 7/15/14                                                                      1,182,823
               1,000,000   2.38%, 1/15/25                                                                      1,040,418
                                                                                                        ----------------

TOTAL U.S. TREASURY INFLATION PROTECTION BONDS (COST $3,428,243)                                               3,318,299
                                                                                                        ----------------

INVESTMENT COMPANIES  (0.30%):
                 187,122   Wells Fargo Prime Investment                                                          187,122
                           Money Market Fund                                                            ----------------

TOTAL INVESTMENT COMPANIES (COST $187,122)                                                                       187,122
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $65,003,330) (a)   -   99.98%                                                         62,862,301
                                                                                                        ----------------

OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.02%                                                                 12,393
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $     62,874,694
                                                                                                        ================

____________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2006. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

Abbreviations used are defined below:
MTN - Medium Term Note
AMBAC - Ambac Assurance Corporation
FGIC - Federal Guaranty Insurance Corporation
MBIA - MBIA Insurance Corporation
XLCA - XL Capital Insurance
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK TAX-FREE INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
MUNICIPAL BONDS  (96.67%):
California  (2.70%):
                 500,000   Santa Rosa Waste Water Revenue,                                              $        551,020
                           Series B, 6.00%, 9/1/15, (FGIC                                               ----------------
                           Insured)
Colorado  (2.58%):
                 500,000   Arkansas River Power Authority                                                        527,220
                           Power Revenue, 5.00%, 10/1/14,                                               ----------------
                           (XLCA Insured)
Connecticut  (5.31%):
               1,000,000   Bridgeport, Series A, 6.00%, 7/15/14,                                               1,085,690
                           (FGIC Insured)                                                               ----------------
Florida  (4.11%):
                 500,000   Miami-Dade County Special                                                             317,150
                           Obligation, 0.00%, 10/1/15, (MBIA
                           Insured)
                 500,000   State Board of Education, Series J,                                                   522,200
                           5.00%, 6/1/19                                                                ----------------
                                                                                                                 839,350
                                                                                                        ----------------
Illinois  (5.35%):
                 500,000   Chicago, Series B, 5.13%, 1/1/22,                                                     535,155
                           (AMBAC Insured)
                 500,000   Cook County Township High School                                                      557,375
                           District, 5.50%, 12/1/19                                                     ----------------
                                                                                                               1,092,530
                                                                                                        ----------------
Indiana  (14.47%):
                 500,000   Anderson School Building Corp.,                                                       529,564
                           5.00%, 7/15/17, (FSA Insured) (b)
                 180,000   Boone County Indiana                                                                  177,111
                           Redevelopment, Series B, 4.80%,
                           8/1/17 (b)
                 135,000   Boone County Indiana                                                                  132,651
                           Redevelopment, Series B, 4.85%,
                           2/1/18 (b)
                 450,000   Indiana Bond Bank Revenue, Series                                                     475,888
                           A, 5.00%, 8/1/16, (FSA Insured)
                 500,000   IPS Multi-School Building Corp.,                                                      497,440
                           4.00%, 1/15/13, (FSA Insured)
                 250,000   Kokomo Center School Building                                                         258,818
                           Corp., 6.75%, 7/15/07, (AMBAC
                           Insured)
                 100,000   Munster Municipal Center Corp.,                                                        99,329
                           4.25%, 7/15/11 (b)
                 445,000   Munster Municipal Center Corp.,                                                       443,100
                           4.70%, 7/15/17, Callable 1/15/14
                           @100 (b)
                 345,000   Noblesville Multi-School Building                                                     341,243
                           Corp., 4.00%, 1/15/14, (FGIC                                                 ----------------
                           Insured)
                                                                                                               2,955,144
                                                                                                        ----------------
Maryland  (1.81%):
                 350,000   Baltimore Convention Center Hotel                                                     370,132
                           Revenue, Series A, 5.00%, 9/1/14,                                            ----------------
                           (XLCA Insured) (b)
Massachusetts  (10.53%):
               1,000,000   State Construction Loan, Series E,                                                  1,068,440
                           5.38%, 1/1/17, Pre-refunded 1/1/2013
                           @ 100
               1,000,000   State Health & Education Facilities                                                 1,083,300
                           Authority (Partners Healthcare),                                             ----------------
                           Series C, 5.75%, 7/1/12
                                                                                                               2,151,740
                                                                                                        ----------------
Michigan  (13.04%):
               1,000,000   Hartland School District                                                            1,073,419
                           Construction, 6.00%, 5/1/20, (Q-SBLF
                           Insured)
                 750,000   Howell Public Schools, 5.25%,                                                         788,670
                           5/1/15, (Q-SBLF Insured)
                 500,000   Jackson Public Schools, 6.00%,                                                        536,710
                           5/1/13, (FGIC & Q-SBLF Insured)
                 250,000   State Building Authority, Series III,                                                 266,040
                           5.38%, 10/15/16                                                              ----------------
                                                                                                               2,664,839
                                                                                                        ----------------
Missouri  (1.27%):
                 250,000   State Development Finance Board,                                                      259,488
                           5.25%, 3/1/15 (b)                                                            ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
New Hampshire  (2.52%):
                 500,000   Higher Education & Health Facility                                                    514,070
                           (Franklin Pierce Law Center), 5.50%,                                         ----------------
                           7/1/18
New York  (0.74%):
                 150,000   New York State Dormitory Authority                                                    151,392
                           Revenues, (Mental Health Services),                                          ----------------
                           5.38%, 2/15/07
Ohio  (1.10%):
                 225,000   Ohio State Higher Educational                                                         224,989
                           Facility Revenue, (John Carroll                                              ----------------
                           University), 4.00%, 4/1/09
Oklahoma  (4.44%):
                 500,000   McClain County Economic                                                               511,585
                           Development Authority (New Castle
                           Public Schools), 5.00%, 9/1/11
                 380,000   Oklahoma Baptist University                                                           396,500
                           Authority, 5.25%, 12/1/14 (b)                                                ----------------
                                                                                                                 908,085
                                                                                                        ----------------
South Carolina  (1.11%):
                 220,000   Lexington One School Facilities                                                       227,179
                           Corp. Installment Purchase Revenue,                                          ----------------
                           (Lexington County School Distinct
                           No.1), 5.00%, 12/1/10 (b)
South Dakota  (1.03%):
                 210,000   West Central School District No.                                                      209,990
                           49-7, 4.00%, 8/15/11, (FSA Insured) (b)                                      ----------------
Texas  (13.44%):
                 170,000   Plano Independent School District,                                                    179,156
                           5.38%, 2/15/16, (PSF-GTD Insured)
                 330,000   Plano Independent School District,                                                    349,622
                           5.38%, 2/15/16, Prefunded 02/15/11
                           @ 100, (PSF-GTD Insured)
                 500,000   San Antonio Electric & Gas, 5.38%,                                                    540,404
                           2/1/15
                 500,000   San Antonio Electric & Gas, 5.75%,                                                    529,505
                           2/1/15
                 500,000   Socorro Independent School District,                                                  470,695
                            Series A, 4.50%, 8/15/32, (PSF-GTD
                           Insured)
                 135,000   State Water Development, Series D,                                                    137,379
                           5.50%, 8/1/07
                 500,000   University of Texas Revenue,                                                          539,895
                           Series B, 5.25%, 8/15/19                                                     ----------------
                                                                                                               2,746,656
                                                                                                        ----------------
Washington  (5.19%):
               1,000,000   Seattle Municipal Light & Power,                                                    1,059,580
                           5.63%, 12/1/16                                                               ----------------
Wisconsin  (5.93%):
                 500,000   Kewaskum Waterworks & Sewer                                                           500,815
                           System Revenue, 4.50%, 6/1/07,
                           Callable 12/01/06 @ 100 (b)
                 300,000   Manitowoc Electric Revenue, (Power                                                    308,883
                           System), 5.00%, 8/1/10
                 400,000   State Health & Educational Facilities                                                 401,492
                           Authority Revenue (Marshfield Clinic),                                       ----------------
                           5.00%, 2/15/17 (b)
                                                                                                               1,211,190
                                                                                                        ----------------

TOTAL MUNICIPAL BONDS (COST $19,379,720)                                                                      19,750,284
                                                                                                        ----------------

INVESTMENT COMPANIES  (0.38%):
                  77,615   Wells Fargo National Tax-Free                                                          77,615
                           Money Market Fund                                                            ----------------

TOTAL INVESTMENT COMPANIES (COST $77,615)                                                                         77,615
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $19,457,335) (a)   -   97.05%                                                         19,827,899
OTHER ASSETS IN EXCESS OF LIABILITIES   -   2.95%                                                                602,910
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $     20,430,809
                                                                                                        ================

____________
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  When-issued security.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance
FSA - Financial Security Assurance Inc.
MBIA - MBIA Insurance Corporation
PSF-GTD - Permanent School Fund Guaranteed
Q-SBLF - Qualified School Board Loan Fund
XLCA - XL Capital Assurance, Inc.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
ASSET BACKED SECURITIES  (2.14%):
Asset Backed  (0.96%):
              40,000,000   Caterpillar Financial Asset Trust,                                           $     40,000,000
                           Series 2006-A, Class A1, 5.45%,
                           6/25/07 (b)
              40,000,000   John Deere Owner Trust, Series                                                     39,978,355
                           2006-A, Class A1, 5.36%, 7/13/07 (b)                                         ----------------
                                                                                                              79,978,355
                                                                                                        ----------------
Asset Backed Auto Receivable  (1.18%):
              14,625,600   Capital One Prime Auto Receivables                                                 14,625,600
                           Trust, Series 2006-1, Class A1,
                           4.87%, 3/15/07 (b)
              10,936,580   DaimlerChrysler Auto Trust, Series                                                 10,936,580
                           2006-A, Class A1, 4.79%, 3/8/07 (b)
              19,875,109   Honda Auto Receivables Owner                                                       19,875,109
                           Trust, Series 2006-1, Class A1,
                           4.93%, 4/18/07 (b)
              15,347,003   USAA Auto Owner Trust, Series                                                      15,347,003
                           2006-1, Class A1, 4.76%, 3/15/07 (b)
              25,396,114   USAA Auto Owner Trust, Series                                                      25,396,114
                           2006-2, Class A1, 5.16%, 6/15/07 (b)
              11,558,388   World Omni Auto Receivables Trust,                                                 11,558,388
                           Series 2006-A, Class A1, 4.85%,                                              ----------------
                           3/15/07 (b)
                                                                                                              97,738,794
                                                                                                        ----------------

TOTAL ASSET BACKED SECURITIES (COST $177,717,149)                                                            177,717,149
                                                                                                        ----------------

COMMERCIAL PAPER  (37.79%):
Asset Backed  (17.99%):
              88,000,000   Barton Capital Corp., 4.89%,                                                       87,892,420
                           7/10/06 (c)(d)
              50,000,000   Ciesco LLC, 5.06%, 7/7/06 (c)(d)                                                   49,957,833
              50,000,000   Ciesco LLC, 5.03%, 7/10/06 (c)(d)                                                  49,937,125
              14,000,000   Ciesco LLC, 5.05%, 7/11/06 (c)(d)                                                  13,980,361
              86,233,000   Edison Asset Securitization LLC,                                                   84,593,495
                           5.07%, 11/13/06 (c)(d)
              70,000,000   Fairway Finance Co. LLC, 5.23%,                                                    69,802,222
                           7/21/06 (c)(d)
              45,000,000   Fairway Finance Co. LLC, 5.12%,                                                    44,999,467
                           8/14/06 (c)(d)
              70,000,000   Fairway Finance Co. LLC, 5.23%,                                                    69,237,292
                           9/14/06 (c)(d)
              40,000,000   Fairway Finance Co. LLC, 5.28%,                                                    39,536,533
                           9/18/06 (c)(d)
              15,000,000   Falcon Asset Securitization, 5.11%,                                                14,972,321
                           7/14/06 (c)(d)
              90,000,000   Kitty Hawk, 5.21%, 7/19/06 (c)(d)                                                  89,765,550
              90,000,000   Liberty Street Funding, 5.21%,                                                     89,661,350
                           7/27/06 (c)(d)
              50,000,000   Nieuw Amsterdam Funding, 4.89%,                                                    49,986,417
                           7/3/06 (c)(d)
              70,301,000   Nieuw Amsterdam Funding, 5.08%,                                                    70,251,399
                           7/6/06 (c)(d)
              22,487,000   Nieuw Amsterdam Funding, 5.02%,                                                    22,211,060
                           9/27/06 (c)(d)
              80,000,000   Park Avenue, 5.05%, 7/6/06 (c)(d)                                                  79,943,889
              65,000,000   Ranger Funding, 5.01%, 7/6/06                                                      64,954,771
                           (c)(d)
              70,000,000   Ranger Funding, 5.04%, 7/12/06                                                     69,892,200
                           (c)(d)
             100,000,000   Sheffield Funding, 5.09%, 7/25/06                                                  99,660,667
                           (c)(d)
             125,000,000   Sheffield Receivables, 5.21%,                                                     124,656,284
                           7/20/06 (c)(d)
             100,000,000   Variable Funding Corp., 5.07%,                                                     99,859,167
                           7/11/06 (c)(d)
             100,000,000   Variable Funding Corp., 5.25%,                                                     99,650,000
                           7/25/06 (c)(d)
               9,000,000   Windmill Funding Corp., 5.04%,                                                      8,994,950
                           7/5/06 (c)(d)                                                                ----------------
                                                                                                           1,494,396,773
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Banks - Australian/New Zealand  (2.28%):
              55,520,000   ANZ Delaware, Inc., 5.12%, 7/12/06                                                 55,434,330
                           (c)(d)
              35,000,000   ANZ Delaware, Inc., 5.03%, 10/5/06                                                 34,530,533
                           (d)
              50,000,000   Westpac Trust Australia, 5.21%,                                                    49,457,292
                           9/14/06 (c)(d)
              50,000,000   Westpac Trust Securities NZ Ltd.,                                                  49,845,069
                           4.85%, 7/24/06 (c)(d)                                                        ----------------
                                                                                                             189,267,224
                                                                                                        ----------------
Banks - Canada  (0.59%):
              50,000,000   Scotiabank Inc., 5.40%, 9/29/06                                                    49,325,000
                           (c)(d)                                                                       ----------------

Banks - Domestic  (2.58%):
             100,000,000   HSBC Finance Corp., 5.09%,                                                         99,816,194
                           7/14/06, (d)
              15,000,000   HSBC Finance Corp., 4.95%,                                                         14,967,000
                           7/17/06
             100,000,000   HSBC Finance Corp., 5.31%, 8/8/06 (d)                                              99,440,028
                                                                                                        ----------------
                                                                                                             214,223,222
                                                                                                        ----------------
Banks - Foreign  (4.30%):
              70,000,000   ABN-AMRO Bank, 5.13%, 3/14/07 (d)                                                  70,002,366
              80,000,000   Greenwich Capital Holdings, 5.13%,                                                 80,000,000
                           10/12/06 (b)
              90,000,000   Swedbank, 5.08%, 11/15/06                                                          88,261,812
              50,000,000   Swedbank, 5.07%, 2/9/07 (d)                                                        48,431,257
              70,000,000   UBS Finance Delaware LLC, 5.07%,                                                   69,940,850
                           7/7/06 (d)                                                                   ----------------
                                                                                                             356,636,285
                                                                                                        ----------------
Chemicals  (1.50%):
             100,000,000   BASF AG, 5.24%, 7/21/06 (c)(d)                                                     99,708,889
              25,000,000   BASF AG, 5.31%, 9/11/06 (c)                                                        24,734,500
                                                                                                        ----------------
                                                                                                             124,443,389
                                                                                                        ----------------
Finance - Automotive  (0.30%):
              25,000,000   Toyota Motor Credit Corp., 5.28%,                                                  24,802,000
                           8/24/06 (d)                                                                  ----------------

Finance - Diversified Domestic  (2.04%):
             100,000,000   Bear Stearns Co., 5.00%, 7/28/06 (d)                                               99,625,000
              70,000,000   General Electric Capital Corp.,                                                    69,698,611
                           5.00%, 8/1/06 (d)                                                            ----------------
                                                                                                             169,323,611
                                                                                                        ----------------
Finance - Diversified Foreign  (2.42%):
              60,000,000   Calyon Bank, 5.27%, 9/15/06 (d)                                                    59,332,467
             100,000,000   Dexia Delaware LLC, 5.02%, 8/4/06 (d)                                              99,525,889
              42,000,000   Northern Rock PLC, 5.05%, 7/19/06                                                  41,893,950
                           (c)(d)                                                                       ----------------
                                                                                                             200,752,306
                                                                                                        ----------------
Government - Domestic  (1.84%):
              64,000,000   Private Export Fund, 5.07%, 8/8/06 (c)(d)                                          63,657,493
              90,000,000   Private Export Fund, 5.06%,                                                        89,431,313
                           8/15/06 (c)(d)                                                               ----------------
                                                                                                             153,088,806
                                                                                                        ----------------
Manufacturing  (0.40%):
              33,600,000   Paccar Financial Corp., 4.93%,                                                     33,521,777
                           7/18/06                                                                      ----------------

Pharmaceuticals  (1.55%):
              35,000,000   SANOFI-AVENTIS, 4.95%, 7/5/06                                                      34,980,769
                           (c)(d)
              50,000,000   SANOFI-AVENTIS, 5.01%, 7/19/06                                                     49,874,750
                           (c)(d)
              44,000,000   SANOFI-AVENTIS, 5.21%, 8/9/06                                                      43,751,657
                           (c)(d)                                                                       ----------------
                                                                                                             128,607,176
                                                                                                        ----------------

TOTAL COMMERCIAL PAPER (COST $3,138,387,569)                                                               3,138,387,569
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
CERTIFICATES OF DEPOSIT  (36.32%):
Banks - Canada  (5.96%):
             100,000,000   Bank of Nova Scotia, 5.30%,                                                       100,000,001
                           9/15/06
              75,000,000   Bank of Nova Scotia, 5.15%,                                                        75,005,967
                           2/14/07 (b)
              20,000,000   Canadian Imperial Bank, 5.30%,                                                     20,000,000
                           7/31/06
              50,000,000   Canadian Imperial Bank, 5.09%,                                                     50,000,000
                           3/5/07
              50,000,000   Toronto Dominion Bank, 5.13%,                                                      50,000,329
                           8/18/06
              80,000,000   Toronto Dominion Bank, 5.10%,                                                      80,000,435
                           10/4/06
              45,000,000   Toronto Dominion Bank, 5.11%,                                                      44,992,014
                           10/11/06
              75,000,000   Toronto Dominion Bank, 5.51%,                                                      74,895,155
                           6/18/07                                                                      ----------------
                                                                                                             494,893,901
                                                                                                        ----------------
Banks - Domestic  (19.70%):
              58,000,000   Bank of America, 5.03%, 7/7/06                                                     58,000,000
              30,000,000   Bank of the West, 5.00%, 7/18/06                                                   30,000,000
              70,000,000   Branch Banking & Trust, 5.16%,                                                     70,000,000
                           8/23/06
              50,000,000   Citibank NA, 5.16%, 8/22/06                                                        50,000,713
             100,000,000   Citibank NA, 5.39%, 9/20/06                                                       100,000,000
              75,000,000   Citizens Bank, 5.45%, 9/26/06                                                      75,000,000
             100,000,000   First Tennessee Bank, 5.03%,                                                      100,000,000
                           7/25/06
              75,000,000   First Tennessee Bank, 5.10%,                                                       75,000,000
                           7/26/06
              80,000,000   Harris Trust & Savings, 5.11%,                                                     80,000,000
                           7/12/06
              40,000,000   Harris Trust & Savings, 5.25%,                                                     40,000,000
                           8/15/06
             100,000,000   HSBC Finance Corp., 5.11%,                                                         99,991,673
                           8/9/06
              50,000,000   Marshall & Ilsley Bank, 4.88%,                                                     49,995,309
                           9/25/06 (b)
              50,000,000   Marshall & Ilsley Bank, 4.93%,                                                     50,002,869
                           3/26/07 (b)
              50,000,000   Mercantile Safe Deposit and Trust                                                  50,000,000
                           Co., 5.14%, 7/12/06 (b)
              25,000,000   Mercantile Safe Deposit and Trust                                                  25,000,000
                           Co., 5.20%, 8/11/06
              50,000,000   Mercantile Safe Deposit and Trust                                                  50,000,000
                           Co., 5.11%, 2/9/07 (b)
              50,000,000   Mercantile Safe Deposit and Trust                                                  50,000,000
                           Co., 5.56%, 7/16/07
              65,000,000   National City Bank, 5.11%, 9/1/06 (b)                                              65,005,487
             100,000,000   National City Bank, 5.23%, 9/1/06 (b)                                             100,004,707
              73,900,000   Suntrust Bank, 5.08%, 5/1/07 (b)                                                   73,907,837
              50,000,000   US Bank NA, 5.13%, 7/28/06 (b)                                                     50,001,280
              12,000,000   US Bank NA, 2.87%, 2/1/07 (d)                                                      11,809,901
              29,300,000   Wachovia Bank NA, 4.92%, 3/30/07 (b)                                               29,299,824
              50,000,000   Washington Mutual Bank, 5.05%,                                                     50,000,000
                           7/6/06
              15,000,000   Wells Fargo & Co., 5.12%, 3/9/07                                                   15,000,000
              58,000,000   World Savings Bank, 4.94%, 7/3/06                                                  58,000,000
              55,000,000   World Savings Bank, 4.99%,                                                         55,000,000
                           7/17/06
              75,000,000   World Savings Bank, 4.99%,                                                         75,000,000
                           7/17/06                                                                      ----------------
                                                                                                           1,636,019,600
                                                                                                        ----------------
Banks - Foreign  (10.06%):
             100,000,000   Abbey National Treasury Service,                                                  100,000,001
                           4.99%, 7/13/06
              75,000,000   Barclays Bank PLC, 5.02%,                                                          75,000,000
                           7/18/06
              60,000,000   Barclays Bank PLC, 5.09%,                                                          60,000,000
                           2/28/07
              50,000,000   BNP Paribas, 5.11%, 10/11/06                                                       49,995,757
              70,000,000   Calyon Bank, 5.01%, 9/14/06                                                        70,000,711
             100,000,000   Credit Agricole SA, 5.16%,                                                         99,977,611
                           10/12/06
              55,000,000   Credit Suisse First Boston USA,                                                    55,000,068
                           Inc., 5.00%, 7/10/06
              50,000,000   Credit Suisse First Boston USA,                                                    50,001,324
                           Inc., 4.81%, 1/17/07
              50,000,000   Deutsche Bank, 5.14%, 10/23/06                                                     49,984,502

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
              80,000,000   Lloyds TSB Bank PLC, 5.33%,                                                        80,000,000
                           9/14/06
              50,000,000   Rabobank Nederland, 5.22%,                                                         50,000,960
                           11/20/06
              15,000,000   Royal Bank of Scotland New York,                                                   14,999,199
                           5.02%, 9/22/06 (b)
              80,000,000   Societe Generale, 5.01%, 7/18/06                                                   80,000,373
                                                                                                        ----------------
                                                                                                             834,960,506
                                                                                                        ----------------
Finance - Diversified Foreign  (0.60%):
              50,000,000   HBOS Treasury Services, 4.75%,                                                     50,000,724
                           10/17/06 (d)                                                                 ----------------

TOTAL CERTIFICATES OF DEPOSIT (COST $3,015,874,731)                                                        3,015,874,731
                                                                                                        ----------------

CORPORATE BONDS  (23.42%):
Banks - Australian/New Zealand  (2.23%):
              25,000,000   Australia & New Zealand Banking                                                    25,000,000
                           Group, 5.06%, 6/22/07 (b)(c)
             100,000,000   National Australia Bank, 5.10%,                                                   100,000,000
                           3/7/07 (b)(c)
              60,000,000   Westpac Banking Corp., 5.18%,                                                      60,000,000
                           2/16/07 (b)(c)                                                               ----------------
                                                                                                             185,000,000
                                                                                                        ----------------
Banks - Domestic  (1.20%):
              50,000,000   Bank of New York Co., Inc., 5.16%,                                                 50,000,000
                           7/10/07 (b)(c)
              50,000,000   Wells Fargo Bank NA, 5.07%,                                                        50,000,000
                           7/13/07 (b)(c)                                                               ----------------
                                                                                                             100,000,000
                                                                                                        ----------------
Banks - Foreign  (1.90%):
              58,000,000   Royal Bank of Scotland Group,                                                      58,012,677
                           4.98%, 3/30/07 (b)(c)
             100,000,000   Royal Bank of Scotland Plc, 5.07%,                                                100,000,000
                           7/20/07 (b)(c)                                                               ----------------
                                                                                                             158,012,677
                                                                                                        ----------------
Finance - Automotive  (2.75%):
              25,000,000   American Honda Finance Corp.,                                                      25,000,000
                           5.12%, 8/8/06 (b)(c)
              60,000,000   American Honda Finance Corp.,                                                      60,004,264
                           5.19%, 8/11/06 (b)(c)
              28,600,000   American Honda Finance Corp.,                                                      28,627,457
                           5.32%, 2/20/07 (b)
              50,000,000   Toyota Motor Credit Corp., 5.03%,                                                  50,003,070
                           5/21/07 (b)
              65,000,000   Toyota Motor Credit Corp., 4.95%,                                                  64,994,991
                           7/2/07 (b)                                                                   ----------------
                                                                                                             228,629,782
                                                                                                        ----------------
Finance - Diversified Domestic  (2.20%):
              47,885,000   General Electric Capital Corp.,                                                    47,899,349
                           5.53%, 9/18/06 (b)
              25,000,000   JP Morgan Chase & Co., 5.11%,                                                      25,000,000
                           7/2/07 (b)
             110,000,000   Merrill Lynch & Co., 5.46%, 7/27/07 (b)                                           110,000,000
                                                                                                        ----------------
                                                                                                             182,899,349
                                                                                                        ----------------
Finance - Diversified Foreign  (4.02%):
             100,000,000   HBOS Treasury Services Plc,                                                       100,006,973
                           5.21%, 8/28/06 (b)(c)
              75,000,000   ING Funding LLC, 4.89%, 7/7/06 (d)                                                 74,938,875
              20,000,000   ING Funding LLC, 4.97%, 7/24/06 (d)                                                19,936,558
              40,000,000   ING Funding LLC, 5.07%, 11/13/06 (d)                                               39,239,500
              30,000,000   ING Funding LLC, 5.08%, 2/9/07                                                     29,055,967
              57,950,000   Nationwide Building Society, 5.42%,                                                57,988,117
                           12/11/06 (b)(c)
              10,200,000   Nationwide Building Society, 2.63%,                                                10,057,257
                           1/30/07 (c)(d)
               2,610,000   Rio Tinto Finance USA Ltd., 5.75%,                                                  2,610,095
                           7/3/06                                                                       ----------------
                                                                                                             333,833,342
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Information Technology  (1.51%):
              45,000,000   IBM Corp., 4.96%, 6/28/07 (b)                                                      45,014,361
              80,000,000   IBM Corp., 5.13%, 7/6/07 (b)(c)                                                    80,000,000
                                                                                                        ----------------
                                                                                                             125,014,361
                                                                                                        ----------------
Insurance  (5.84%):
              50,000,000   Allstate Life Global Funding Trust,                                                50,000,000
                           5.11%, 5/4/07 (b)
              24,000,000   John Hancock Global Funding II,                                                    24,002,485
                           5.45%, 7/17/06 (b)(c)
               5,000,000   John Hancock Global Funding II,                                                     5,000,968
                           5.32%, 8/14/06 (b)(c)
              10,000,000   Met Life Global Funding I, 5.37%,                                                  10,002,551
                           8/28/06 (b)(c)
             110,000,000   Monument Global Funding II, 5.32%,                                                110,006,092
                           9/14/06 (b)(c)
              80,000,000   Monument Global Funding II, 4.97%,                                                 80,009,225
                           12/27/06 (b)(c)
              30,000,000   Principal Life Global, 5.31%,                                                      30,016,889
                           11/13/06 (b)(c)
              75,000,000   Principal Life, Inc. Funding, 5.04%,                                               74,999,582
                           7/14/06 (b)
             100,000,000   Principal Life, Inc. Funding, 5.14%,                                               99,998,606
                           11/13/06 (b)                                                                 ----------------
                                                                                                             484,036,398
                                                                                                        ----------------
Pharmaceuticals  (0.74%):
              11,500,000   Abbott Laboratories, 5.63%, 7/1/06                                                 11,500,000
              50,000,000   Eli Lilly Services, Inc., 4.99%,                                                   50,000,000
                           9/1/06 (b)(c)                                                                ----------------
                                                                                                              61,500,000
                                                                                                        ----------------
Retail  (1.03%):
              85,000,000   Wal-Mart Stores, 5.88%, 6/1/07                                                     85,379,927
                                                                                                        ----------------

TOTAL CORPORATE BONDS (COST $1,944,305,836)                                                                1,944,305,836
                                                                                                        ----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.04%):
Federal Farm Credit Bank (0.04%):
               3,000,000   5.14%, 9/22/06 (b)(e)                                                               2,999,758
                                                                                                        ----------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $2,999,758)                                                     2,999,758
                                                                                                        ----------------

MUNICIPAL BONDS  (0.27%):
Virginia  (0.27%):
              22,700,000   Arlington County Industrial                                                        22,700,000
                           Development Authority Economic                                               ----------------
                           Development Revenue, 5.13%,
                           8/1/31 (b)

TOTAL MUNICIPAL BONDS (COST $22,700,000)                                                                      22,700,000
                                                                                                        ----------------

INVESTMENT COMPANIES  (0.05%):
               3,794,377   Wells Fargo Prime Investment                                                        3,794,377
                           Money Market Fund                                                            ----------------

TOTAL INVESTMENT COMPANIES (COST $3,794,377)                                                                   3,794,377
                                                                                                        ----------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (0.04%):
               3,065,636   Morgan Stanley Repurchase                                                           3,065,636
                           Agreement dated 6/30/06; due 7/3/06 at 5.36% with                            ----------------
                           maturity value of $3,066,086 (fully collateralized by
                           a pool of commercial paper)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $3,065,636)                                   3,065,636
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $8,308,845,056) (a)   -   100.07%                                                  8,308,845,056
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.07)%                                                          (6,217,952)
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $  8,302,627,104
                                                                                                        ================

____________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2006. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)  Rate represents the effective yield at purchase.
(e)  All or part of this security has been loaned as of June 30, 2006.

Abbreviations used are defined below:
LOC - Letter of Credit
LLC - Limited Liability
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (89.99%):
Federal Farm Credit Bank (14.62%):
              40,000,000   2.13%, 7/17/06                                                               $     39,951,477
              70,000,000   5.14%, 9/22/06, (b)(e)                                                             69,995,046
                                                                                                        ----------------
                                                                                                             109,946,523
                                                                                                        ----------------

Federal Home Loan Bank  (19.60%):
              20,000,000   5.03%, 7/7/06 (c)                                                                  19,983,267
              50,000,000   5.17%, 7/14/06 (c)                                                                 49,907,013
              40,000,000   4.91%, 7/19/06 (c)                                                                 39,902,980
              10,000,000   3.25%, 7/21/06                                                                      9,997,090
               5,000,000   3.38%, 12/15/06                                                                     4,952,246
              22,820,000   4.25%, 4/16/07                                                                     22,644,892
                                                                                                        ----------------
                                                                                                             147,387,488
                                                                                                        ----------------
Federal Home Loan Mortgage Corporation  (24.70%):
              30,000,000   4.84%, 7/3/06 (c)                                                                  29,992,090
              35,825,000   2.75%, 8/15/06                                                                     35,743,093
              40,000,000   5.14%, 9/5/06 (c)                                                                  39,627,467
              15,000,000   5.16%, 9/12/06 (c)                                                                 14,845,179
              19,100,000   3.63%, 9/15/06                                                                     19,052,790
              10,000,000   4.69%, 12/1/06 (c)                                                                  9,808,750
               4,120,000   2.50%, 12/4/06                                                                      4,076,271
               2,625,000   2.88%, 12/15/06                                                                     2,600,969
              30,000,000   5.25%, 5/16/07                                                                     29,982,696
                                                                                                        ----------------
                                                                                                             185,729,305
                                                                                                        ----------------
Federal National Mortgage Association  (31.07%):
              15,000,000   4.58%, 7/19/06 (c)                                                                 14,966,400
              26,000,000   2.15%, 7/28/06                                                                     25,943,631
              13,939,000   2.50%, 8/11/06                                                                     13,897,761
              25,000,000   2.75%, 8/11/06                                                                     24,948,163
              20,000,000   5.01%, 8/16/06 (c)                                                                 19,873,500
              25,000,000   5.01%, 9/7/06, (b)                                                                 24,999,595
              70,000,000   5.11%, 9/7/06, (b)                                                                 69,984,705
              11,000,000   4.38%, 10/15/06                                                                    10,981,939
              26,320,000   2.63%, 11/15/06                                                                    26,059,258
               1,935,000   2.20%, 12/4/06                                                                      1,910,363
                                                                                                        ----------------
                                                                                                             233,565,315
                                                                                                        ----------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $676,628,631)                                                 676,628,631
                                                                                                        ----------------

REPURCHASE AGREEMENT  (9.31%):
              70,000,000   Banc of America dated 6/30/06; due                                                 70,000,000
                           7/3/06 at 5.19% with maturity value of                                       ----------------
                           $70,030,275 (fully collateralized by
                           Federal Home Loan Bank, 3.88%,
                           6/14/13)

TOTAL REPURCHASE AGREEMENT (COST $70,000,000)                                                                 70,000,000
                                                                                                        ----------------

INVESTMENT COMPANIES  (0.78%):
               5,862,186   Wells Fargo Government                                                              5,862,186
                           Institutional Money Market Fund                                              ----------------

TOTAL INVESTMENT COMPANIES (COST $5,862,186)                                                                   5,862,186
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $752,490,817) (a)   -   100.08%                                                      752,490,817
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.08)%                                                            (579,782)
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $    751,911,035
                                                                                                        ================

____________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2006. The maturity date represents the actual maturity date.
(c)  Rate represents the effective yield at purchase.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
MUNICIPAL BONDS  (91.70%):
Alabama  (0.69%):
               2,200,000   City of Birmingham, 3.95%, 10/1/15,                                          $      2,200,000
                           (AMBAC Insured) (b)
               3,265,000   Mobile Industrial Development Board                                                 3,265,000
                           Dock & Wharf Revenue, 3.97%,                                                ----------------
                           6/1/32, (LOC Wachovia Bank) (b)
                                                                                                               5,465,000
                                                                                                        ----------------
Alaska  (3.79%):
              30,000,000   Valdez Marine Terminal Revenue,                                                    30,000,000
                           3.91%, 12/1/29, (LOC Exxon Mobil                                             ----------------
                           Corp.) (b)
Arizona  (2.07%):
              11,600,000   Apache County IDR, 3.93%,                                                          11,600,000
                           12/15/18, (LOC Credit Suisse First
                           Boston) (b)
               1,310,000   Glendale IDR, 3.97%, 12/1/14, (LOC                                                  1,310,000
                           Wells Fargo Bank) (b)
               3,000,000   Phoenix IDA, 4.00%, 10/1/29,                                                        3,000,000
                           (FHLMC Insured) (b)
                 485,000   State Health Facilities Authority                                                     485,000
                           Revenue (Community Behavioral                                                ----------------
                           Health Property), 3.97%, 8/1/25, (LOC
                           Wells Fargo Bank) (b)
                                                                                                              16,395,000
                                                                                                        ----------------
California  (0.08%):
                 650,000   Hesperia Public Financing Authority                                                   650,000
                           Lease Revenue, 4.05%, 6/1/22, (LOC                                           ----------------
                           Bank of America) (b)
Colorado  (5.13%):
               1,295,000   Boulder County Revenue (Mental                                                      1,295,000
                           Health Center), 3.97%, 2/15/25, (LOC
                           Wells Fargo Bank) (b)
               1,260,000   Colorado Springs Revenue (Pikes                                                     1,260,000
                           Peak Mental Health), 3.97%, 3/15/23,
                           (LOC Wells Fargo Bank) (b)
                 800,000   Colorado Springs Revenue (YMCA                                                        800,000
                           Pikes Peak), 3.97%, 11/1/22, (LOC
                           Wells Fargo Bank) (b)
               5,000,000   Commerce City Northern                                                              5,000,000
                           Infrastructure General Improvement,
                           4.00%, 12/1/28, (LOC U.S. Bank) (b)
               1,940,000   Crystal Valley Metropolitan District,                                               1,940,000
                           3.97%, 10/1/34, (LOC Wells Fargo
                           Bank) (b)
               3,900,000   Douglas County MFHR (Autumn                                                         3,900,000
                           Chase), 3.97%, 12/1/29, (LOC Freddie Mac (b)
               2,400,000   Educational & Cultural Facilities                                                   2,400,000
                           Authority Revenue (Shambhala
                           Mountain Center Project), 3.97%,
                           6/1/30, (LOC Wells Fargo Bank) (b)
                 695,000   Jefferson County Revenue, 3.97%,                                                      695,000
                           6/1/10, (LOC Wells Fargo Bank) (b)
               2,310,000   NBC Metropolitan District, 4.02%,                                                   2,310,000
                           12/1/30, (LOC U.S. Bank) (b)
               7,600,000   Pinery West Metropolitan District,                                                  7,600,000
                           3.25%, 11/1/32, (LOC U.S. Bank) (b)
               3,725,000   State Educational & Cultural                                                        3,725,000
                           Facilities Authority (Denver Art
                           Museum Project), 3.97%, 1/1/34,
                           (LOC Wells Fargo Bank) (b)
                 285,000   State Educational & Cultural                                                          285,000
                           Facilities Authority (Regis Jesuit High
                           School), 3.97%, 12/1/33, (LOC Wells
                           Fargo Bank) (b)
               1,250,000   State Health Facilities Authority                                                   1,250,000
                           Revenue (Arapahoe House Project),
                           4.04%, 4/1/24, (LOC Wells Fargo
                           Bank) (b)
                 630,000   State Health Facilities Authority                                                     630,000
                           Revenue (The Visiting Nurse Corp.),
                           4.08%, 7/1/22, (LOC Wells Fargo
                           Bank) (b)
               5,000,000   State Housing & Financial Authority                                                 5,000,000
                           MFHR (Grant A), 3.97%, 5/1/19, (LOC
                           Wells Fargo Bank) (b)
               2,600,000   University of Colorado Hospital                                                     2,600,000
                           Authority Revenue, Series B, 3.97%,                                          ----------------
                           11/15/35, (LOC Wells Fargo Bank) (b)
                                                                                                              40,690,000
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Delaware  (0.83%):
               6,500,000   State Health Facilities Authority                                                   6,549,186
                           Revenue, 6.25%, 10/1/06, (MBIA                                               ----------------
                           Insured)
District of Columbia  (0.51%):
               4,040,000   District Revenue Pooled Loan,                                                       4,040,000
                           4.00%, 1/1/29, (LOC Bank of                                                  ----------------
                           America) (b)
Florida  (3.58%):
               6,500,000   Brevard County Educational                                                          6,500,000
                           Facilities Authority (Institute of
                           Technology), 4.00%, 7/1/32, (LOC
                           Bank of America) (b)
               5,800,000   Collier County Health Facilities                                                    5,800,000
                           Authority (The Moorings, Inc.), 3.97%,
                           12/1/24, (LOC Wachovia Bank) (b)
               3,590,000   Dade County Water & Sewer                                                           3,590,000
                           Systems Revenue, 3.95%, 10/5/22,
                           (FGIC Insured) (b)
               3,500,000   Palm Beach County Housing                                                           3,500,000
                           Finance Authority, 3.97%, 11/1/07,
                           (LOC Credit Suisse First Boston) (b)
               4,000,000   St. Johns County Housing Finance                                                    4,000,000
                           Authority, 3.97%, 2/15/28, (FNMA
                           Insured) (b)
               5,000,000   West Orange Health District                                                         5,000,000
                           Revenue, 3.98%, 2/1/22, (LOC                                                 ----------------
                           Suntrust Bank) (b)
                                                                                                              28,390,000
                                                                                                        ----------------
Georgia  (6.46%):
               1,300,000   Burke County Development                                                            1,300,000
                           Authority Pollution Control Revenue
                           (Oglethorpe Power Corp.), 4.02%,
                           1/1/20, (LOC Ambac) (b)
               5,800,000   Clayton County MFHR (BS                                                             5,800,000
                           Partners), 3.97%, 9/1/26, (FNMA
                           Insured) (b)
                 900,000   DeKalb County Development                                                             900,000
                           Authority Revenue, 3.98%, 6/1/20,
                           (LOC Wachovia Bank) (b)
              16,475,000   DeKalb County Housing Authority                                                    16,475,000
                           Revenue, 4.00%, 1/1/34, (FHLMC
                           Insured) (b)
               1,500,000   DeKalb Private Hospital Authority                                                   1,500,000
                           (Children's Health Care Project),
                           3.97%, 12/1/17, (LOC Suntrust Bank) (b)
               2,000,000   DeKalb Private Hospital Authority                                                   2,000,000
                           (Children's Health Care Project),
                           3.97%, 12/1/28, (LOC Suntrust Bank) (b)
               2,100,000   DeKalb Private Hospital Authority                                                   2,100,000
                           (Egleston Children's Hospital), 3.97%,
                           3/1/24, (LOC Suntrust Bank) (b)
               4,000,000   Downtown Savannah Authority                                                         4,000,000
                           Revenue, 3.97%, 10/1/07, (LOC
                           Wachovia Bank) (b)
               5,300,000   Marietta MFHR, 3.97%, 5/15/07,                                                      5,300,000
                           (FNMA Collateralized) (b)
               9,225,000   Marietta MFHR, 3.97%, 7/1/24,                                                       9,225,000
                           (FNMA Collateralized) (b)
               1,400,000   Monroe County Development                                                           1,400,000
                           Authority Pollution Control Revenue
                           (Oglethorpe Power Corp.), 4.02%,
                           1/1/18, (MBIA Insured) (b)
               1,200,000   Monroe County Development                                                           1,200,000
                           Authority Pollution Control Revenue                                          ----------------
                           (Oglethorpe Power Corp.), 4.02%,
                           1/1/22, (AMBAC Insured) (b)
                                                                                                              51,200,000
                                                                                                        ----------------
Idaho  (1.88%):
               8,350,000   State Tax Anticipation Notes GO,                                                    8,413,377
                           4.50%, 6/29/07, (LOC Idaho State)
               6,480,000   State University Foundation, Inc.                                                   6,480,000
                           Revenue, 3.97%, 5/1/21, (LOC Wells                                           ----------------
                           Fargo Bank) (b)
                                                                                                              14,893,377
                                                                                                        ----------------
Illinois  (14.50%):
               4,700,000   Galesburg Revenue (Knox College),                                                   4,700,000
                           3.99%, 3/1/31, (LOC LaSalle Bank) (b)
               4,575,000   Health Facilities Authority Revenue,                                                4,575,000
                           3.97%, 1/1/16, (LOC JP Morgan
                           Chase Bank) (b)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
               4,000,000   State Development Finance                                                           4,000,000
                           Authority PCR, 4.04%, 9/1/08, (LOC
                           JP Morgan Chase Bank) (b)
              29,535,000   State Development Finance                                                          29,534,999
                           Authority Revenue, 3.95%, 1/1/18,
                           (FSA Insured) (b)
               6,800,000   State Development Finance                                                           6,800,000
                           Authority Revenue (Provena Health),
                           Series C, 3.95%, 5/1/28, (MBIA
                           Insured) (b)
               5,100,000   State Finance Authority Revenue,                                                    5,100,000
                           3.95%, 4/1/35, (LOC Bank One) (b)
              10,500,000   State Finance Authority Revenue                                                    10,500,000
                           (Chicago Historical Society), 4.00%,
                           1/1/36, (LOC JP Morgan Chase Bank) (b)
               3,460,000   State Health Facilities Authority                                                   3,460,000
                           Revenue (Loyola University Health
                           System), 3.95%, 7/1/24, (MBIA
                           Insured) (b)
              27,000,000   State Health Facilities Authority                                                  27,000,000
                           Revenue (OSF Healthcare System),
                           3.99%, 11/15/27, (LOC Fifth Third
                           Bank) (b)
              10,100,000   State Health Facilities Authority (St.                                             10,100,000
                           Lukes Medical Center), 4.00%,
                           11/15/23, (MBIA Insured) (b)
               9,170,000   State Toll Highway Authority                                                        9,170,000
                           Revenue, 3.95%, 1/1/10, (MBIA                                                ----------------
                           Insured) (b)
                                                                                                             114,939,999
                                                                                                        ----------------
Indiana  (2.11%):
               3,700,000   Indianapolis Public Improvement                                                     3,700,000
                           Revenue, 3.95%, 2/1/20, (MBIA
                           Insured) (b)
               1,950,000   State Health Facilities Finance                                                     1,950,000
                           Authority Revenue (Anthony Wayne
                           Rehabilitation Center), 3.97%, 2/1/31,
                           (LOC Wells Fargo Bank) (b)
                 100,000   State Health Facilities Finance                                                       100,000
                           Authority Revenue (Capital Access
                           Designated Pool), 3.97%, 1/1/12,
                           (LOC Comerica Bank) (b)
                 250,000   State Health Facilities Finance                                                       250,000
                           Authority Revenue (Deaconess
                           Hospital), 3.97%, 1/1/22, (LOC Fifth
                           Third Bank) (b)
               4,530,000   State Hospital Equipment Financing                                                  4,530,000
                           Authority Revenue, 3.97%, 12/1/15,
                           (MBIA Insured) (b)
               6,165,000   Vincennes University Revenue,                                                       6,165,000
                           3.97%, 10/1/22, (LOC Bank One                                                ----------------
                           Indiana) (b)
                                                                                                              16,695,000
                                                                                                        ----------------
Iowa  (5.18%):
               3,010,000   State Finance Authority Revenue                                                     3,010,000
                           (Mississippi Valley Regional Blood
                           Center), 3.97%, 2/1/23, (LOC Wells
                           Fargo Bank) (b)
               1,615,000   State Finance Authority Revenue                                                     1,615,000
                           (Putnam Museum of History), 3.97%,
                           5/1/12, (LOC Wells Fargo Bank) (b)
               2,385,000   State Finance Authority Revenue                                                     2,385,000
                           (YMCA & Rehabilitation Center),
                           4.05%, 4/1/25, (LOC Bank of
                           America) (b)
               5,200,000   State Higher Education Authority                                                    5,200,000
                           Revenue (Cornell College), 3.97%,
                           11/1/16, (LOC Wells Fargo Bank) (b)
                 915,000   State Higher Education Authority                                                      915,000
                           Revenue (Loras College), 4.04%,
                           11/1/30, (LOC LaSalle Bank) (b)
               7,840,000   State Higher Education Authority                                                    7,840,000
                           Revenue (Palmer Chiropractic),
                           3.99%, 4/1/27, (LOC LaSalle Bank) (b)
               7,500,000   State School Cash Anticipation                                                      7,553,639
                           Program, 4.50%, 1/26/07, (FSA
                           Insured)
               7,000,000   State School Cash Anticipation                                                      7,052,832
                           Program, 4.50%, 6/28/07, (FSA
                           Insured)
               2,150,000   Webster County Educational                                                          2,150,000
                           Facilities Revenue, 3.97%, 7/1/20,
                           (LOC Wells Fargo Bank) (b)
               3,340,000   Woodbury County (Siouxland                                                          3,340,000
                           Regional Cancer Center), 3.97%,                                              ----------------
                           12/1/14, (LOC Wells Fargo Bank) (b)
                                                                                                              41,061,471
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Kansas  (0.19%):
               1,500,000   Olathe Health Facilities Revenue                                                    1,500,000
                           (Olathe Medical Center), 4.04%,                                              ----------------
                           9/1/32, (AMBAC Insured) (b)
Kentucky  (0.58%):
               4,630,000   Louisville & Jefferson County Sewer                                                 4,630,000
                           and Drain Systems Revenue, 3.95%,                                            ----------------
                           5/15/23, (FSA Insured) (b)
Louisiana  (0.87%):
               2,800,000   Lake Charles Harbor & Revenue                                                       2,800,000
                           (Conoco, Inc.), 4.00%, 9/1/29, (LOC
                           JP Morgan Chase Bank) (b)
               4,105,000   State Offshore Terminal Authority                                                   4,105,000
                           Deepwater Port Revenue (Loop LLC                                             ----------------
                           Project), 3.99%, 10/1/19, (LOC JP
                           Morgan Chase Bank) (b)
                                                                                                               6,905,000
                                                                                                        ----------------
Maryland  (2.03%):
              13,050,000   Montgomery County Housing                                                          13,050,000
                           Opportunities MFHR (Oakwood
                           Apartments), 3.97%, 11/1/07, (LOC
                           Freddie Mac) (b)
               3,000,000   State Health & Higher Educational                                                   3,000,000
                           Facilities, 3.97%, 4/1/35, (LOC U.S.                                         ----------------
                           Bank) (b)
                                                                                                              16,050,000
                                                                                                        ----------------
Massachusetts  (0.40%):
                 600,000   State Health & Educational Facilities                                                 600,000
                           Authority Revenue (Capital Assets
                           Program), 3.95%, 1/1/19, (MBIA
                           Insured) (b)
               2,600,000   State Water Resource Authority,                                                     2,600,000
                           3.98%, 11/1/26, (FGIC Insured) (b)                                           ----------------
                                                                                                               3,200,000
                                                                                                        ----------------
Michigan  (2.16%):
               1,800,000   City of Detroit Sewer Disposal                                                      1,800,000
                           Revenue, 3.98%, 7/1/29, (MBIA
                           Insured) (b)
               9,810,000   Eastern Michigan University, 4.04%,                                                 9,810,000
                           6/1/27, (FGIC Insured) (b)
               2,600,000   Northern Michigan University                                                        2,600,000
                           Revenue Bonds, 4.04%, 6/1/31,
                           (FGIC Insured) (b)
               2,915,000   State Strategic Fund (Clark                                                         2,915,000
                           Retirement), 3.96%, 6/1/31, (LOC                                             ----------------
                           Fifth Third Bank) (b)
                                                                                                              17,125,000
                                                                                                        ----------------
Minnesota  (6.29%):
                 455,000   City of Minneapolis MFHR, 3.92%,                                                      455,000
                           12/1/27, (LOC Wells Fargo Bank) (b)
               6,445,000   Inver Grove Heights Senior Housing                                                  6,445,000
                           Revenue, 3.97%, 5/15/35, (FNMA
                           Insured) (b)
               6,290,000   Midwest Consortium of Minneapolis                                                   6,290,000
                           Municipal Utilities Revenue, 3.97%,
                           1/1/25, (LOC U.S. Bank) (b)
               5,745,000   Midwest Consortium of Minneapolis                                                   5,745,000
                           Municipal Utilities Revenue, 3.97%,
                           10/1/35, (LOC U.S. Bank) (b)
               9,010,000   Minneapolis Housing Development                                                     9,010,000
                           Revenue (Orchestra Hall Associates),
                           3.97%, 12/1/14, (FHLMC Insured) (b)
                 895,000   Minneapolis Revenue (Catholic                                                         895,000
                           Charities Projects), 3.97%, 11/1/16,
                           (LOC Wells Fargo Bank) (b)
               4,000,000   Oak Park Heights MFHR (Boutwells                                                    4,000,000
                           Landing), 3.97%, 11/1/35, (LOC
                           Freddie Mac) (b)
               2,340,000   St. Paul Housing & Redevelopment                                                    2,340,000
                           Authority Revenue (Science Museum
                           Project), 4.00%, 5/1/27, (LOC U.S.
                           Bank) (b)
                 820,000   State Higher Education Facilities                                                     820,000
                           Authority Revenue (St. Olaf College),
                           4.04%, 10/1/20, (LOC Harris Trust &
                           Savings Bank) (b)
               6,190,000   State Higher Education Facilities                                                   6,190,000
                           Authority Revenue (William Mitchell),
                           3.97%, 10/1/33, (LOC U.S. Bank) (b)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
               2,625,000   State Higher Education Facilities                                                   2,625,000
                           Authority Revenue (College of St.
                           Scholastica, Inc.), 4.04%, 12/1/34,
                           (LOC M&I Bank) (b)
               5,000,000   State School Districts Tax & Aid                                                    5,010,130
                           Anticipation Borrowing Program                                               ----------------
                           Certificates (School District Credit
                           Program Insured), 4.00%, 9/12/06
                                                                                                              49,825,130
                                                                                                        ----------------
Missouri  (1.04%):
               3,150,000   Independence Industrial                                                             3,150,000
                           Development Authority MFHR
                           (Mansions Project), 3.97%, 8/1/35,
                           (LOC Freddie Mac) (b)
               2,000,000   St. Charles County IDA, 3.99%,                                                      2,000,000
                           2/1/29, (FNMA Insured) (b)
               3,000,000   University of Missouri Health                                                       3,081,631
                           Facilities Revenue, 5.50%, 11/1/16,                                          ----------------
                           (AMBAC Insured) Pre-refunded 11/1/06
                           @ 102
                                                                                                               8,231,631
                                                                                                        ----------------
Montana  (0.64%):
               5,050,000   State Health Facilities Authority                                                   5,050,000
                           Revenue (Health Care Pooled Loan                                             ----------------
                           Program), 3.97%, 12/1/15, (FGIC
                           Insured) (b)
Nebraska  (0.43%):
               3,425,000   Scotts Bluff County Hospital                                                        3,425,000
                           Authority Revenue, 4.00%, 12/1/31,                                           ----------------
                           (GNMA Insured) (b)
New Hampshire  (0.12%):
                 980,000   State Health & Educational Facilities                                                 980,000
                           Revenue, 3.95%, 7/1/21, (LOC JP                                              ----------------
                           Morgan Chase Bank) (b)
New Mexico  (0.09%):
                 700,000   State Housing Authority MFHR                                                          700,000
                           (Arbors/Courtyard Apartments),                                               ----------------
                           3.97%, 1/15/33, (LOC FNMA) (b)
North Carolina  (1.27%):
               2,765,000   Charlotte Airport Revenue, Series A,                                                2,765,000
                           3.95%, 7/1/16, (MBIA Insured) (b)
               2,300,000   City of Greensboro Enterprise                                                       2,300,000
                           System Revenue, 4.00%, 6/1/24,
                           (LOC Bank of America) (b)
               2,165,000   State Educational Facilities Agency                                                 2,165,000
                           Revenue, 4.00%, 1/1/19, (LOC Bank
                           of America) (b)
               2,800,000   State Medical Care Commission                                                       2,800,000
                           Revenue, 3.98%, 10/1/16, (LOC                                                ----------------
                           Wachovia Bank) (b)
                                                                                                              10,030,000
                                                                                                        ----------------
North Dakota  (0.20%):
               1,545,000   Ward County Health Care Facilities                                                  1,545,000
                           Revenue (Trinity Group), 4.09%,                                              ----------------
                           7/1/29, (LOC U.S. Bank) (b)
Ohio  (3.95%):
               5,540,000   Franklin County Hospital Revenue                                                    5,540,000
                           (Children's Hospital), 3.97%, 11/1/25,
                           (AMBAC Insured) (b)
               2,010,000   Franklin County Hospital Revenue                                                    2,010,000
                           (OhioHealth), 3.96%, 12/1/20, (LOC
                           Citigroup) (b)
               2,535,000   Franklin County Hospital Revenue                                                    2,535,000
                           (OhioHealth), 3.97%, 12/1/28, (LOC
                           National City Bank) (b)
               6,105,000   Lucas County Bond Anticipation                                                      6,105,495
                           Notes, 3.05%, 10/11/06
              14,000,000   Salem Hospital Revenue, 3.98%,                                                     14,000,000
                           9/1/35, (LOC JP Morgan Chase Bank) (b)
               1,090,000   University of Toledo General                                                        1,090,000
                           Receipts Bonds, 4.04%, 6/1/32,                                               ----------------
                           (FGIC Insured) (b)
                                                                                                              31,280,495
                                                                                                        ----------------
Oklahoma  (0.13%):
               1,000,000   Tulsa Industrial Authority Revenue                                                  1,000,000
                           (YMCA of Greater Tulsa Project),                                             ----------------
                           3.97%, 5/1/19, (LOC Wells Fargo
                           Bank) (b)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Pennsylvania  (0.42%):
               3,000,000   Montgomery County IDA (Gloria Dei                                                   3,000,000
                           Project), 3.98%, 1/1/23, (LOC Citizens
                           Bank) (b)
                 360,000   Schuylkill County IDA (Northeast                                                      360,000
                           Power Co. Project), Series A, 3.99%,                                         ----------------
                           12/1/22, (LOC Dexia Group) (b)
                                                                                                               3,360,000
                                                                                                        ----------------
South Carolina  (2.21%):
               2,800,000   Florence County Hospital Revenue                                                    2,800,000
                           (McLeod Regional Medical Center),
                           3.98%, 11/1/15, (FGIC Insured) (b)
               3,600,000   State Job Development Authority                                                     3,600,000
                           (Catholic Diocese), 4.05%, 9/1/18,
                           (LOC Bank of America) (b)
                 895,000   State Job Development Authority                                                       895,000
                           (Orangeburg Regional Medical Center),
                           3.95%, 2/15/28, (AMBAC Insured) (b)
               1,600,000   State Jobs Economic Development                                                     1,600,000
                           Authority Revenue (Hammond School
                           Project), 3.97%, 6/1/30, (LOC Wells
                           Fargo Bank) (b)
               8,600,000   State MFHR (Charleston Rental                                                       8,600,000
                           Housing), 3.97%, 8/1/31, (FHLMC                                              ----------------
                           Insured) (b)
                                                                                                              17,495,000
                                                                                                        ----------------
Tennessee  (2.04%):
               3,715,000   Clarksville Public Building Authority                                               3,715,000
                           Revenue, 4.00%, 11/1/27, (LOC Bank
                           of America) (b)
               5,400,000   Hamilton County IDR (Aquarium),                                                     5,400,000
                           4.00%, 3/1/15, (LOC Bank of
                           America) (b)
               2,345,000   Metropolitan Government Nashville                                                   2,345,000
                           & Davidson County, 4.00%, 8/1/18,
                           (LOC Bank of America) (b)
               4,740,000   Sevier County Public Building                                                       4,740,000
                           Authority, 4.05%, 6/1/27, (AMBAC                                             ----------------
                           Insured) (b)
                                                                                                              16,200,000
                                                                                                        ----------------
Texas  (6.33%):
               1,050,000   Austin County Industrial                                                            1,050,000
                           Development Corp., 3.97%, 12/1/14,
                           (LOC JP Morgan Chase Bank) (b)
               2,620,000   City of Brownsville Utility Systems                                                 2,620,000
                           Revenue, 3.95%, 9/1/27, (MBIA
                           Insured) (b)
                 975,000   Lufkin Health Facilities Development                                                  975,000
                           Corp., 4.04%, 2/15/35, (LOC
                           Wachovia Bank) (b)
               1,300,000   San Antonio Health Facilities                                                       1,300,000
                           Authority Revenue (Clinical
                           Foundation Project), 3.97%, 6/1/20,
                           (LOC Wells Fargo Bank) (b)
               1,400,000   Splendora Higher Education Facilities                                               1,400,000
                           Revenue, 3.97%, 12/1/26, (LOC
                           Wells Fargo Bank) (b)
              39,000,000   State Tax & Revenue Anticipation                                                   39,093,299
                           Notes, 4.50%, 8/31/06
               3,700,000   Tarrant County Housing Finance                                                      3,700,000
                           Corp. Revenue, 3.97%, 2/15/28,                                               ----------------
                           (FNMA Insured) (b)
                                                                                                              50,138,299
                                                                                                        ----------------
Utah  (1.80%):
                 900,000   Duchesne School District Municipal                                                    900,000
                           Building Authority Lease Revenue,
                           4.02%, 6/1/21, (LOC U.S. Bank) (b)
               1,745,000   Provo Municipal Building Authority                                                  1,745,000
                           Lease, 3.97%, 5/1/12, (LOC Wells
                           Fargo Bank) (b)
              11,625,000   Salt Lake City Revenue (Valley                                                     11,625,000
                           Mental Health Project), 3.97%,                                               ----------------
                           12/1/21, (LOC Wells Fargo Bank) (b)
                                                                                                              14,270,000
                                                                                                        ----------------
Virginia  (0.81%):
               2,915,000   Alexandria IDA (Pooled Loan                                                         2,915,000
                           Project), 4.00%, 7/1/26, (LOC Bank of
                           America) (b)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
               2,285,000   Hampton Redevelopment & Housing                                                     2,285,000
                           Authority MFHR (Shoreline
                           Apartments Project), 3.97%, 12/1/19,
                           (FHLMC Insured) (b)
               1,190,000   Louisa County IDA, 4.00%, 1/1/20,                                                   1,190,000
                           (LOC Bank of America) (b)                                                    ----------------
                                                                                                               6,390,000
                                                                                                        ----------------
Washington  (3.35%):
               2,230,000   Richland Golf Enterprise Revenue,                                                   2,230,000
                           3.97%, 12/1/21, (LOC Bank of
                           America)(b)
               6,000,000   Snohomish County Public Utility,                                                    6,000,000
                           3.96%, 12/1/19, (FSA Insured) (b)
               5,600,000   State Housing & Finance                                                             5,600,000
                           Commission (Evergreen School
                           Project), 3.97%, 7/1/28, (LOC Wells
                           Fargo Bank) (b)
               1,100,000   State Housing & Finance                                                             1,100,000
                           Commission (Riverview Retirement
                           Project), 4.01%, 7/1/22, (LOC U.S.
                           Bank) (b)
                 790,000   State Housing & Finance                                                               790,000
                           Commission Nonprofit Housing
                           Revenue (Christa Ministries), 4.01%,
                           7/1/11, (LOC U.S. Bank) (b)
               1,800,000   State Housing & Finance                                                             1,800,000
                           Commission Nonprofit Revenue
                           (Annie Wright School), 4.00%,
                           12/1/23, (LOC Bank of America) (b)
               1,715,000   State Housing & Finance                                                             1,715,000
                           Commission Nonprofit Revenue
                           (Overlake School Project), 3.97%,
                           10/1/29, (LOC Wells Fargo Bank) (b)
               1,500,000   State Housing & Finance                                                             1,500,000
                           Commission Nonprofit Revenue
                           (Wesley Homes Project), 4.00%,
                           1/1/36, (LOC Bank of America) (b)
               5,820,000   State Public Power Supply, 3.95%,                                                   5,820,000
                           7/1/12, (MBIA Insured) (b)                                                   ----------------
                                                                                                              26,555,000
                                                                                                        ----------------
Wisconsin  (7.54%):
              10,000,000   Kenosha Unified School District                                                    10,001,152
                           Number 001, 3.00%, 9/26/06
              15,500,000   State Health & Education Facilities                                                15,500,000
                           Authority Revenue (Aurora Health
                           Care), 3.97%, 4/1/28, (LOC M&I Bank) (b)
               2,500,000   State Health & Educational Facilities                                               2,500,000
                           Authority Revenue (Goodwill North
                           Central), 3.97%, 11/1/25, (LOC Wells
                           Fargo Bank) (b)
               4,535,000   State Health & Educational Facilities                                               4,535,000
                           Authority Revenue (Gundersen
                           Lutheran), 4.04%, 12/1/15, (FSA
                           Insured) (b)
               3,325,000   State Health & Educational Facilities                                               3,325,000
                           Authority Revenue (Gundersen
                           Lutheran), 4.04%, 12/1/29, (LOC
                           Dexia Group) (b)
                 650,000   State Health & Educational Facilities                                                 650,000
                           Authority Revenue (Meriter Hospital),
                           4.09%, 12/1/32, (LOC Marshall &
                           Ilsley Bank) (b)
               2,800,000   State Health & Educational Facilities                                               2,800,000
                           Authority Revenue (ProHealth, Inc.),
                           4.04%, 8/15/30, (AMBAC Insured) (b)
               1,050,000   State Health & Educational Facilities                                               1,050,000
                           Authority Revenue (St. John's United
                           Church), 4.01%, 2/1/30, (LOC U.S.
                           Bank) (b)
               2,000,000   State Health & Educational Facilities                                               2,000,000
                           Authority Revenue (Wheaton
                           Franciscan Services), 3.97%, 8/15/33,
                           (U.S. Bancorp Insured) (b)
               7,400,000   State Health & Educational Facilities                                               7,400,000
                           Authority Revenue (Wheaton
                           Franciscan), 3.97%, 8/15/16, (FSA
                           Insured) (b)
              10,000,000   State School Districts Cash Flow                                                   10,028,439
                           Management Program Certificates of                                           ----------------
                           Participation, Series A-1, 4.25%,
                           9/20/06, (LOC U.S. Bank)
                                                                                                              59,789,591
                                                                                                        ----------------

TOTAL MUNICIPAL BONDS (COST $726,644,179)                                                                    726,644,179
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------

COMMERCIAL PAPER  (8.74%):
Florida  (3.70%):
              21,500,000   Cape Coral, 3.55%, 8/4/06, (LOC                                                    21,500,000
                           Bank of America)
               7,800,000   Pinellas County Education Finance                                                   7,800,000
                           Authority, 3.52%, 7/7/06, (LOC                                               ----------------
                           Wachovia Bank)
                                                                                                              29,300,000
                                                                                                        ----------------
Minnesota  (3.78%):
              30,000,000   University of Minnesota, 3.36%,                                                    30,000,000
                           7/10/06                                                                      ----------------
Texas  (0.50%):
               4,000,000   Plano Health Facilities, 3.35%,                                                     4,000,000
                           8/3/06, (MBIA Insured)                                                       ----------------
Wyoming  (0.76%):
               6,000,000   Upper Trinity Regional Water                                                        6,000,000
                           District, 3.20%, 10/13/06, (LOC Bank                                         ----------------
                           of America)

TOTAL COMMERCIAL PAPER (COST $69,300,000)                                                                     69,300,000
                                                                                                        ----------------

INVESTMENT COMPANIES  (0.41%):
               3,266,159   Federated Tax Exempt Money                                                          3,266,159
                           Market Fund                                                                  ----------------

TOTAL INVESTMENT COMPANIES (COST $3,266,159)                                                                   3,266,159
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $799,210,338) (a)   -   100.85%                                                      799,210,338
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.85)%                                                          (6,713,469)
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $    792,496,869
                                                                                                        ================

____________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2006. The maturity date represents the actual maturity date.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK INSTITUTIONAL PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
ASSET BACKED SECURITIES  (2.54%):
Asset Backed  (0.94%):
              10,000,000   John Deere Owner Trust, Series                                               $      9,994,589
                           2006-A, Class A1, 5.36%, 7/13/07 (b)                                         ----------------
Asset Backed Auto Receivable  (1.60%):
               2,580,988   Capital One Prime Auto Receivables                                                  2,580,988
                           Trust, Series 2006-1, Class A1,
                           4.87%, 3/15/07 (b)
               2,116,757   DaimlerChrysler Auto Trust, Series                                                  2,116,757
                           2006-A, Class A1, 4.79%, 3/8/07 (b)
               1,528,855   Honda Auto Receivables Owner                                                        1,528,855
                           Trust, Series 2006-1, Class A1,
                           4.93%, 4/18/07 (b)
               3,836,751   USAA Auto Owner Trust, Series                                                       3,836,751
                           2006-1, Class A1, 4.76%, 3/15/07
                           (b)
               4,232,686   USAA Auto Owner Trust, Series                                                       4,232,686
                           2006-2, Class A1, 5.16%, 6/15/07
                           (b)
               2,835,076   World Omni Auto Receivables Trust,                                                  2,835,076
                           Series 2006-A, Class A1, 4.85%,                                              ----------------
                           3/15/07 (b)
                                                                                                              17,131,113
                                                                                                        ----------------

TOTAL ASSET BACKED SECURITIES (COST $27,125,702)                                                              27,125,702
                                                                                                        ----------------

COMMERCIAL PAPER  (24.45%):
Asset Backed  (15.39%):
              30,000,000   Amsterdam Funding Corp., 5.26%,                                                    29,956,167
                           7/11/06 (c)(d)
              25,000,000   Fairway Finance Co. LLC, 5.24%,                                                    24,927,222
                           7/21/06 (c)(d)
              42,500,000   Park Avenue Receivables Corp.,                                                     42,476,152
                           5.05%, 7/5/06 (c)(d)
              31,080,000   Sheffield Receivables, 5.05%,                                                      31,058,201
                           7/6/06 (c)(d)
              36,000,000   Windmill Funding Corp., 5.05%,                                                     35,979,800
                           7/5/06 (c)(d)                                                                ----------------
                                                                                                             164,397,542
                                                                                                        ----------------
Banks - Australian/New Zealand  (1.87%):
              20,000,000   Westpac Trust Securities NZ Ltd.,                                                  19,938,028
                           4.85%, 7/24/06 (c)(d)                                                        ----------------

Banks - Domestic  (1.28%):
              13,700,000   Baystate Health Systems, 5.02%,                                                    13,650,330
                           7/27/06, (LOC Bank of America) (d)                                           ----------------

Banks - Foreign  (3.27%):
                 600,000   HBOS Treasury Services, 5.30%,                                                        595,848
                           8/17/06 (d)
              35,000,000   Swedbank, 5.07%, 11/15/06 (d)                                                      34,324,038
                                                                                                        ----------------
                                                                                                              34,919,886
                                                                                                        ----------------
Chemicals  (1.11%):
              12,000,000   BASF AG, 5.31%, 9/11/06 (c)(d)                                                     11,872,560
                                                                                                        ----------------
Insurance  (1.12%):
              12,000,000   Prudential Funding LLC, 5.04%,                                                     11,991,600
                           7/6/06 (d)                                                                   ----------------
Manufacturing  (0.41%):
               4,375,000   Paccar Financial Corp., 5.11%,                                                      4,347,055
                           8/15/06 (d)                                                                  ----------------

TOTAL COMMERCIAL PAPER (COST $261,117,001)                                                                   261,117,001
                                                                                                        ----------------

CERTIFICATES OF DEPOSIT  (37.36%):
Banks - Canada  (5.15%):
               5,000,000   Bank of Nova Scotia, 5.15%,                                                         5,000,552
                           2/14/07 (b)
              30,000,000   Canadian Imperial Bank, 5.30%,                                                     30,000,000
                           7/31/06
              20,000,000   Toronto Dominion Bank, 5.10%,                                                      20,000,109
                           10/4/06                                                                      ----------------
                                                                                                              55,000,661
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Banks - Domestic  (20.97%):
              12,000,000   Bank of America, 5.03%, 7/7/06                                                     12,000,000
              20,000,000   Bank of the West, 5.00%, 7/18/06                                                   20,000,000
              30,000,000   Branch Banking & Trust, 5.16%,                                                     30,000,000
                           8/23/06
              30,000,000   Citibank, 5.16%, 8/22/06                                                           30,000,428
              30,000,000   Citibank, 5.23%, 9/6/06                                                            30,000,000
              25,000,000   First Tennessee Bank, 5.11%,                                                       25,000,000
                           8/16/06
              40,000,000   Harris Trust & Savings, 5.11%,                                                     39,999,999
                           7/12/06
              15,000,000   National City Bank, 5.11%, 9/1/06 (b)                                              15,001,266
              22,000,000   World Savings Bank, 4.94%, 7/3/06                                                  22,000,000
                                                                                                        ----------------
                                                                                                             224,001,693
                                                                                                        ----------------
Banks - Foreign  (11.24%):
              10,000,000   Barclays Bank PLC, 5.09%,                                                          10,000,000
                           2/28/07
              30,000,000   BNP Paribas, 5.19%, 11/1/06                                                        29,997,007
              35,000,000   Credit Suisse First Boston USA,                                                    35,000,044
                           Inc., 5.00%, 7/10/06
              25,000,000   Deutsche Bank, 5.14%, 10/23/06                                                     24,992,251
              20,000,000   Societe Generale, 5.01%, 7/18/06                                                   20,000,093
                                                                                                        ----------------
                                                                                                             119,989,395
                                                                                                        ----------------

TOTAL CERTIFICATES OF DEPOSIT (COST $398,991,749)                                                            398,991,749
                                                                                                        ----------------

CORPORATE BONDS  (30.45%):
Banks - Australian/New Zealand  (1.40%):
              15,000,000   Westpac Banking Corp., 5.18%,                                                      15,000,000
                           2/16/07 (b)(c)                                                               ----------------

Banks - Domestic  (3.79%):
              27,500,000   National City Bank, 5.22%, 9/1/06                                                  27,500,103
                           (b)
              13,000,000   Wachovia Bank, NA, 5.22%,                                                          13,000,000
                           12/4/06 (b)                                                                  ----------------
                                                                                                              40,500,103
                                                                                                        ----------------
Banks - Foreign  (0.47%):
               2,000,000   Credit Suisse First Boston USA,                                                     2,008,595
                           Inc., 5.75%, 4/15/07
               3,000,000   Deutsche Bank Financial, Inc.,                                                      3,025,361
                           6.70%, 12/13/06                                                              ----------------
                                                                                                               5,033,956
                                                                                                        ----------------
Defense  (1.41%):
              15,000,000   United Technologies Corp., 7.00%,                                                  15,054,313
                           9/15/06                                                                      ----------------

Finance - Automotive  (3.75%):
              10,000,000   American Honda Finance, 5.23%,                                                      9,997,082
                           12/6/06 (b)
              15,000,000   American Honda Finance Corp.,                                                      15,000,001
                           5.12%, 11/7/06 (b)(c)
               5,000,000   American Honda Finance Corp.,                                                       5,004,800
                           5.32%, 2/20/07 (b)
              10,000,000   Toyota Motor Credit Corp., 4.95%,                                                   9,999,229
                           7/2/07 (b)                                                                   ----------------
                                                                                                              40,001,112
                                                                                                        ----------------
Finance - Diversified Domestic  (4.68%):
              10,000,000   American Express Credit Corp.,                                                      9,999,261
                           5.11%, 1/9/07 (b)
              40,000,000   Merrill Lynch & Co., 5.46%, 7/27/07 (b)                                            40,000,000
                                                                                                        ----------------
                                                                                                              49,999,261
                                                                                                        ----------------
Finance - Diversified Foreign  (1.52%):
               2,625,000   Nationwide Building Society, 2.63%,                                                 2,587,931
                           1/30/07 (c)(d)
              13,650,000   Rio Tinto Finance USA Ltd., 5.75%,                                                 13,650,692
                           7/3/06                                                                       ----------------
                                                                                                              16,238,623
                                                                                                        ----------------
Household Products  (0.62%):
               6,500,000   Colgate-Palmolive Co., 7.84%,                                                       6,636,346
                           5/15/07                                                                      ----------------

Information Technology  (2.34%):
              25,000,000   IBM Corp., 5.13%, 7/6/07 (b)(c)                                                    25,000,000
                                                                                                        ----------------
Insurance  (5.36%):
               5,000,000   Allstate Financial Global Fund,                                                     4,994,004
                           5.25%, 2/1/07 (c)
              16,000,000   John Hancock Global Funding II,                                                    16,001,513
                           5.45%, 7/17/06 (b)(c)
               6,500,000   Metropolitan Life Global Funding I,                                                 6,448,062
                           4.75%, 6/20/07 (c)
               9,700,000   Monument Global Funding II, 5.32%,                                                  9,699,448
                           9/14/06 (b)(c)
              20,000,000   Principal Life Global, 5.31%,                                                      20,011,258
                           11/13/06 (b)(c)                                                              ----------------
                                                                                                              57,154,285
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Pharmaceuticals  (2.81%):
              29,980,000   Abbott Laboratories, 5.63%, 7/1/06                                                 29,980,000
                                                                                                        ----------------
Retail  (2.30%):
               9,500,000   Costco Wholesale Corp., 5.50%,                                                      9,509,145
                           3/15/07
              15,000,000   Wal-Mart Stores, 5.88%, 6/1/07                                                     15,067,046
                                                                                                        ----------------
                                                                                                              24,576,191
                                                                                                        ----------------

TOTAL CORPORATE BONDS (COST $325,174,190)                                                                    325,174,190
                                                                                                        ----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.53%):
Federal Farm Credit Bank (2.53%):
              27,000,000   5.14%, 9/22/06 (b)(e)                                                              26,997,830
                                                                                                        ----------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $26,997,830)                                                   26,997,830
                                                                                                        ----------------

MUNICIPAL BONDS  (2.40%):
California  (1.23%):
              10,000,000   Adelanto Public Utility Authorization                                              10,000,000
                           Revenue, 5.35%, 11/1/34, (AMBAC
                           Insured) (b)
               3,090,000   Los Angeles County Metropolitan                                                     3,090,000
                           Transportation Authority, 2.79%,                                             ----------------
                           7/1/06, (AMBAC Insured)
                                                                                                              13,090,000
                                                                                                        ----------------
Michigan  (0.56%):
               5,955,000   Oakland County, 5.35%, 4/1/07,                                                      5,960,917
                           (LOC Oakland County)                                                         ----------------
New Mexico  (0.37%):
               4,000,000   Albuquerque Industrial Revenue,                                                     4,000,000
                           5.37%, 7/1/25, (LOC Wells Fargo                                              ----------------
                           Bank) (b)
Oregon  (0.24%):
               2,565,000   Lake Oswego Redevelopment                                                           2,565,000
                           Agency Tax Increment Revenue,                                                ----------------
                           5.37%, 6/1/20, (LOC Wells Fargo
                           Bank) (b)

TOTAL MUNICIPAL BONDS (COST $25,615,917)                                                                      25,615,917
                                                                                                        ----------------

INVESTMENT COMPANIES  (0.16%):
               1,664,512   Wells Fargo Prime Investment                                                        1,664,512
                           Money Market Fund                                                            ----------------

TOTAL INVESTMENT COMPANIES (COST $1,664,512)                                                                   1,664,512
                                                                                                        ----------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (2.58%):
              27,590,725   Morgan Stanley Repurchase                                                          27,590,725
                           Agreement dated 6/30/06; due 7/3/06 at 5.36% with                            ----------------
                           maturity value of $ 27,594,779 (fully collateralized
                           by commercial paper)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $27,590,725)                                 27,590,725
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $1,094,277,626) (a)   -   102.47%                                                  1,094,277,626
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (2.47)%                                                         (26,355,646)
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $  1,067,921,980
                                                                                                        ================

____________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2006. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)  Rate represents the effective yield at purchase.
(e)  All or part of this security has been loaned as of June 30, 2006.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
LOC - Letter of Credit
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK INSTITUTIONAL TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                          JUNE 30, 2006
(Unaudited)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
MUNICIPAL BONDS  (80.51%):
Alabama  (2.05%):
               4,800,000   Daphne-Villa Special Care Facilities                                         $      4,800,000
                           Funding Authority Revenue (Mercy
                           Medical Project), 4.00%, 12/1/27,
                           (LOC Amsouth Bank) (b)
               3,000,000   Mobile Industrial Development Board                                                 3,000,000
                           Dock & Wharf Revenue, 3.97%,                                                 ----------------
                           6/1/32, (LOC Wachovia Bank) (b)
                                                                                                               7,800,000
                                                                                                        ----------------
Arizona  (2.06%):
               1,300,000   Apache County IDR, 3.93%,                                                           1,300,000
                           12/15/18, (LOC Bank of New York) (b)
               1,400,000   Apache County IDR, 3.93%,                                                           1,400,000
                           12/15/18, (LOC Credit Suisse First
                           Boston) (b)
               1,015,000   Maricopa County Industrial                                                          1,015,000
                           Development Authority MFHR (Gran
                           Victoria Housing LLC), 3.97%,
                           4/15/30, (FNMA Insured) (b)
               1,500,000   Phoenix IDA, 3.97%, 4/1/28, (LOC                                                    1,500,000
                           Wells Fargo Bank) (b)
               2,610,000   State Health Facilities Authority                                                   2,610,000
                           Revenue (Community Behavioral                                                ----------------
                           Health Property), 3.97%, 8/1/25, (LOC
                           Wells Fargo Bank) (b)
                                                                                                               7,825,000
                                                                                                        ----------------
Colorado  (8.65%):
               1,000,000   Aurora Centretech Metropolitan                                                      1,000,000
                           District, Series A, 3.45%, 12/1/28,
                           (LOC BP Amoco) (b)
                 700,000   Boulder County Revenue (YMCA                                                          700,000
                           Boulder Valley), 3.97%, 2/1/31, (LOC
                           Wells Fargo Bank) (b)
               1,000,000   Castlewood Ranch Metropolitan                                                       1,000,000
                           District, 3.45%, 12/1/34, (LOC U.S.
                           Bank) (b)
                 740,000   Colorado Springs Revenue (Pikes                                                       740,000
                           Peak Mental Health), 3.97%, 3/15/23,
                           (LOC Wells Fargo Bank) (b)
               1,455,000   Colorado Springs Revenue (YMCA                                                      1,455,000
                           Pikes Peak), 3.97%, 11/1/22, (LOC
                           Wells Fargo Bank) (b)
               4,300,000   Crystal Valley Metropolitan District,                                               4,300,000
                           3.97%, 10/1/34, (LOC Wells Fargo
                           Bank) (b)
               1,600,000   Denver City & County Convention                                                     1,600,000
                           Center, 3.97%, 9/1/25, (FSA Insured) (b)
               3,000,000   Douglas County MFHR (Autumn                                                         3,000,000
                           Chase), 3.97%, 12/1/29, (LOC Freddie
                           Mac) (b)
               2,685,000   Interstate South Metropolitan                                                       2,685,000
                           District, Series A, 3.20%, 11/1/13,
                           (LOC BNP Paribas) (b)
               4,810,000   Parker Automotive Metropolitan                                                      4,810,000
                           District, 3.45%, 12/1/34, (LOC U.S.
                           Bank) (b)
               3,700,000   State Educational & Cultural                                                        3,700,000
                           Facilities Authority (Denver
                           Seminary), 3.97%, 7/1/34, (LOC Wells
                           Fargo Bank) (b)
               1,415,000   State Educational & Cultural                                                        1,415,000
                           Facilities Authority (Regis Jesuit High
                           School), 3.97%, 12/1/33, (LOC Wells
                           Fargo Bank) (b)
               1,800,000   State Health Facilities Authority                                                   1,800,000
                           Revenue (Craig Hospital), 3.97%,
                           12/1/20, (LOC Wells Fargo Bank) (b)
               2,700,000   University of Colorado Hospital                                                     2,700,000
                           Authority Revenue, Series B, 3.97%,
                           11/15/35, (LOC Wells Fargo Bank) (b)
               2,000,000   Water Valley Metropolitan District                                                  2,000,000
                           Number 002, 3.97%, 12/1/24, (LOC                                             ----------------
                           Wells Fargo Bank) (b)
                                                                                                              32,905,000
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Delaware  (0.79%):
               3,000,000   State Health Facilities Authority                                                   3,022,701
                           Revenue, 6.25%, 10/1/06, (MBIA                                               ----------------
                           Insured)

District of Columbia  (1.89%):
               4,095,000   American Geophysical Union,                                                         4,095,000
                           4.00%, 9/1/23, (LOC: Bank of
                           America) (b)
               3,085,000   Galleria Metropolitan District, 3.97%,                                              3,085,000
                           12/1/29, (LOC Wells Fargo Bank) (b)                                          ----------------
                                                                                                               7,180,000
                                                                                                        ----------------
Florida  (3.36%):
               3,000,000   Brevard County Educational                                                          3,000,000
                           Facilities Authority (Institute of
                           Technology), 4.00%, 7/1/32, (LOC
                           Bank of America) (b)
                 900,000   Collier County Health Facilities                                                      900,000
                           Authority (The Moorings, Inc.), 3.97%,
                           12/1/24, (LOC Wachovia Bank) (b)
               1,900,000   Dade County IDA (Dolphins                                                           1,900,000
                           Stadium), 3.94%, 1/1/16, (LOC
                           Societe Generale) (b)
                  75,000   Dade County Water & Sewer                                                              75,000
                           Systems Revenue, 3.95%, 10/5/22,
                           (FGIC Insured) (b)
               1,900,000   Indiana River County Revenue (St.                                                   1,900,000
                           Edward's School), 3.98%, 7/1/27,
                           (LOC Wachovia Bank) (b)
               3,775,000   St. John's County IDA, IDR (Golf                                                    3,829,358
                           Hall of Fame), 5.88%, 9/1/23, (MBIA
                           Insured) Pre-refunded 9/1/06 @ 101
               1,200,000   Sunshine State Government Finance                                                   1,200,000
                           Committee, 3.95%, 7/1/16, (AMBAC                                             ----------------
                           Insured) (b)
                                                                                                              12,804,358
                                                                                                        ----------------
Georgia  (6.20%):
               1,415,000   Clayton County MFHR (BS                                                             1,415,000
                           Partners), 3.97%, 9/1/26, (FNMA
                           Insured) (b)
                 900,000   DeKalb Private Hospital Authority                                                     900,000
                           (Children's Health Care Project),
                           3.97%, 12/1/28, (LOC Suntrust Bank) (b)
               1,700,000   DeKalb Private Hospital Authority                                                   1,700,000
                           (Egleston Children's Hospital), 3.97%,
                           3/1/24, (LOC Suntrust Bank) (b)
               5,000,000   Fulco Hospital Authority Revenue                                                    5,000,000
                           (Shepherd Center, Inc. Project),
                           3.97%, 9/1/17, (LOC Wachovia Bank) (b)
               2,100,000   Fulton County Development                                                           2,100,000
                           Authority (St. George Village), 4.00%,
                           4/1/34, (LOC Bank of America) (b)
               3,000,000   Fulton County Development                                                           3,000,000
                           Authority Revenue (Pace Academy,
                           Inc. Project), 4.00%, 7/1/18, (LOC Bank of America) (b)
               5,900,000   Hall County Gainesville Hospital                                                    5,900,000
                           Authority Revenue (Northeast
                           Health), 3.95%, 5/15/29, (LOC MBIA) (b)
               3,600,000   Marietta MFHR, 3.97%, 5/15/07,                                                      3,600,000
                           (FNMA Collateralized) (b)                                                    ----------------
                                                                                                              23,615,000
                                                                                                        ----------------
Idaho  (1.59%):
               6,000,000   State Tax Anticipation Notes GO,                                                    6,045,540
                           4.50%, 6/29/07, (LOC Idaho State)                                            ----------------

Illinois  (7.97%):
               3,000,000   Crestwood Tax, Increment                                                            3,000,000
                           Revenue, 4.02%, 12/1/23, (LOC Fifth
                           Third Bank) (b)
               2,350,000   Galesburg Revenue (Knox College),                                                   2,350,000
                           3.97%, 7/1/24, (LOC LaSalle Bank) (b)
               1,800,000   Galesburg Revenue (Knox College),                                                   1,800,000
                           3.99%, 3/1/31, (LOC LaSalle Bank) (b)
               2,790,000   State Development Finance                                                           2,790,000
                           Authority Revenue (Westside Health),
                           3.99%, 12/1/29, (LOC LaSalle Bank) (b)
               2,000,000   State Finance Authority Revenue,                                                    2,000,000
                           3.95%, 4/1/35, (LOC Bank One) (b)

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
               7,400,000   State Finance Authority Revenue                                                     7,400,000
                           (Proctor Hospital), 4.00%, 1/1/16,
                           (LOC JP Morgan Chase Bank) (b)
               4,450,000   State Finance Authority Revenue                                                     4,450,000
                           (Resurrection Health), 3.96%, 5/15/35,
                           (LOC LaSalle Bank) (b)
               6,525,000   State Health Facilities Authority                                                   6,525,000
                           Revenue (Swediah Covenant                                                    ----------------
                           Hospital), 4.01%, 8/15/33, (LOC
                           LaSalle Bank) (b)
                                                                                                              30,315,000
                                                                                                        ----------------
Indiana  (3.13%):
               1,700,000   State Health Facilities Finance                                                     1,700,000
                           Authority Revenue (Anthony Wayne
                           Rehabilitation Center), 3.97%, 2/1/31,
                           (LOC Wells Fargo Bank) (b)
               2,230,000   State Health Facilities Finance                                                     2,230,000
                           Authority Revenue (Deaconess
                           Hospital), 3.97%, 1/1/22, (LOC Fifth
                           Third Bank) (b)
                 800,000   State Health Facilities Finance                                                       800,000
                           Authority Revenue (Golden Years
                           Homestead), 3.97%, 6/1/12, (LOC
                           Wells Fargo Bank) (b)
               7,200,000   State Hospital Equipment Financing                                                  7,200,000
                           Authority Revenue, 3.97%, 12/1/15,                                           ----------------
                           (MBIA Insured) (b)
                                                                                                              11,930,000
                                                                                                        ----------------
Iowa  (6.86%):
               2,130,000   State Finance Authority Revenue                                                     2,130,000
                           (Health Systems), Series A-1, 3.95%,
                           2/15/35, (FGIC Insured) (b)
               1,600,000   State Finance Authority Revenue                                                     1,600,000
                           (Mississippi Valley Regional Blood
                           Center), 3.97%, 2/1/23, (LOC Wells
                           Fargo Bank) (b)
                 705,000   State Finance Authority Revenue                                                       705,000
                           (Putnam Museum of History), 3.97%,
                           5/1/12, (LOC Wells Fargo Bank) (b)
               1,830,000   State Higher Education Authority                                                    1,830,000
                           Revenue (Palmer Chiropractic),
                           3.99%, 4/1/27, (LOC LaSalle Bank)
                           (b)
               3,000,000   State School Cash Anticipation                                                      3,021,455
                           Program, 4.50%, 1/26/07, (FSA
                           Insured)
              12,250,000   State School Cash Anticipation                                                     12,342,457
                           Program, 4.50%, 6/28/07, (FSA
                           Insured)
               2,350,000   Webster County Educational                                                          2,350,000
                           Facilities Revenue, 3.97%, 7/1/20,
                           (LOC Wells Fargo Bank) (b)
               2,150,000   Woodbury County Educational                                                         2,150,000
                           Facilities Revenue, 4.02%, 11/1/16,                                          ----------------
                           (LOC U.S. Bank) (b)
                                                                                                              26,128,912
                                                                                                        ----------------
Kentucky  (0.56%):
               2,135,000   Breckinridge County Lease Program                                                   2,135,000
                           Revenue, 4.00%, 12/1/29, (LOC U.S.                                           ----------------
                           Bank) (b)

Louisiana  (1.61%):
               2,600,000   State GO, 5.50%, 11/15/06, (FGIC                                                    2,619,109
                           Insured)
               3,500,000   State Offshore Terminal Authority                                                   3,500,000
                           Deepwater Port Revenue (Loop LLC                                             ----------------
                           Project), 3.99%, 10/1/19, (LOC JP
                           Morgan Chase Bank) (b)
                                                                                                               6,119,109
                                                                                                        ----------------
Maine  (0.12%):
                 450,000   State Turnpike Authority Revenue,                                                     450,000
                           6.00%, 7/1/06, (FGIC Insured)                                                ----------------
Maryland  (2.74%):
               8,900,000   Montgomery County Housing                                                           8,900,000
                           Opportunities MFHR (Oakwood
                           Apartments), 3.97%, 11/1/07, (LOC
                           Freddie Mac) (b)
               1,515,000   State Health & Higher Education                                                     1,515,000
                           Facilities Revenue (Pooled Loan                                              ----------------
                           Program), 3.98%, 1/1/29, (LOC Bank
                           of America) (b)
                                                                                                              10,415,000
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Massachusetts  (0.26%):
               1,000,000   State Health & Education Facilities                                                 1,000,000
                           Authority Revenue (Daughters                                                 ----------------
                           Charity), 6.10%, 7/1/14, Pre-refunded
                           7/1/06 @ 100
Michigan  (1.15%):
               2,300,000   Kent Hospital Finance Authority                                                     2,300,000
                           Revenue (Spectrum Health), 3.95%,
                           1/15/26, (MBIA Insured) (b)
               1,500,000   Kent Hospital Finance Authority                                                     1,500,000
                           Revenue (Spectrum Health), 3.95%,
                           1/15/29, (FGIC Insured) (b)
                 585,000   State Strategic Fund (Clark                                                           585,000
                           Retirement), 3.96%, 6/1/31, (LOC                                             ----------------
                           Fifth Third Bank) (b)
                                                                                                               4,385,000
                                                                                                        ----------------
Minnesota  (4.28%):
               1,315,000   Midwest Consortium of Minneapolis                                                   1,315,000
                           Municipal Utilities Revenue, 3.97%,
                           1/1/25, (LOC U.S. Bank) (b)
               6,000,000   Midwest Consortium of Minneapolis                                                   6,000,000
                           Municipal Utilities Revenue, 3.97%,
                           10/1/35, (LOC U.S. Bank) (b)
                 760,000   Minneapolis Revenue (Catholic                                                         760,000
                           Charities Projects), 3.97%, 11/1/16,
                           (LOC Wells Fargo Bank) (b)
               1,200,000   Minnetonka MFHR (Minnetonka Hills                                                   1,200,000
                           Apartments), 3.97%, 11/15/31, (FNMA
                           Insured) (b)
               4,000,000   Oak Park Heights MFHR (Boutwells                                                    4,000,000
                           Landing), 3.97%, 11/1/35, (LOC
                           Freddie Mac) (b)
               3,000,000   State School Districts Tax & Aid                                                    3,006,078
                           Anticipation Borrowing Program                                               ----------------
                           Certificates (School District Credit
                           Program Insured), 4.00%, 9/12/06
                                                                                                              16,281,078
                                                                                                        ----------------
Missouri  (3.70%):
               1,900,000   Independence Industrial                                                             1,900,000
                           Development Authority MFHR
                           (Mansions Project), 3.97%, 8/1/35,
                           (LOC Freddie Mac) (b)
               5,140,000   Kansas City Industrial Development                                                  5,140,000
                           Authority MFHR (Cloverset
                           Apartments Project), 3.97%, 9/15/32,
                           (FNMA Insured) (b)
               5,000,000   State Health & Educational Facilities                                               5,000,000
                           (Stowers Institute), 3.98%, 7/1/36,
                           (MBIA Insured) (b)
               2,000,000   University of Missouri Health                                                       2,054,421
                           Facilities Revenue, 5.50%, 11/1/16,                                          ----------------
                           (AMBAC Insured) Pre-refunded 11/1/06
                           @ 102
                                                                                                              14,094,421
                                                                                                        ----------------
Montana  (0.50%):
               1,900,000   Billings IDR, 3.97%, 12/1/14, (LOC                                                  1,900,000
                           Toronto Dominion Bank) (b)                                                   ----------------

Nevada  (1.31%):
               5,000,000   Director State Department Business                                                  5,000,000
                           & Industry (Nevada Cancer Institute),                                        ----------------
                           4.00%, 12/1/33, (LOC Bank of
                           America) (b)

North Carolina  (1.23%):
               2,125,000   Charlotte Airport Revenue, 3.95%,                                                   2,125,000
                           7/1/34, (MBIA Insured) (b)
               2,550,000   State Medical Care Common                                                           2,550,000
                           Revenue (FlexCap-Lutheran Project),                                          ----------------
                           4.00%, 1/1/39, (LOC Bank of
                           America) (b)
                                                                                                               4,675,000
                                                                                                        ----------------
North Dakota  (0.00%):
                  15,000   Ward County Health Care Facilities                                                     15,000
                           Revenue (Trinity Group), 4.09%,                                              ----------------
                           7/1/29, (LOC U.S. Bank) (b)
Ohio  (1.46%):
               5,020,000   Franklin County Hospital Revenue                                                    5,020,000
                           (OhioHealth), 3.97%, 12/1/28, (LOC
                           National City Bank) (b)
                 545,000   Warren County Health Care                                                             545,000
                           Facilities Revenue (Otterbein Homes                                          ----------------
                           Project), 4.01%, 7/1/23, (LOC Fifth
                           Third Bank) (b)
                                                                                                               5,565,000
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------
Oklahoma  (0.39%):
               1,500,000   Tulsa Industrial Authority MFHR                                                     1,500,000
                           (Park Chase Apartments), 3.97%,                                              ----------------
                           12/15/29, (FNMA Insured) (b)
Pennsylvania  (2.10%):
               4,000,000   Dauphin County General Authority                                                    4,000,000
                           Health Systems Revenue, 3.95%,
                           8/15/27, (FSA Insured) (b)
               4,000,000   Montgomery County IDA (Gloria Dei                                                   4,000,000
                           Project), 3.98%, 1/1/23, (LOC Citizens                                       ----------------
                           Bank) (b)
                                                                                                               8,000,000
                                                                                                        ----------------
Tennessee  (0.84%):
               3,185,000   Clarksville Public Building Authority                                               3,185,000
                           Revenue, 4.05%, 7/1/31, (LOC Bank                                            ----------------
                           of America) (b)
Texas  (4.94%):
               3,650,000   Aldine Independent School District,                                                 3,650,000
                           3.72%, 6/15/28, (PSF Insured) (b)
               2,600,000   Austin County Industrial                                                            2,600,000
                           Development Corp., 3.97%, 12/1/14,
                           (LOC JP Morgan Chase Bank) (b)
               2,535,000   Splendora Higher Education Facilities                                               2,535,000
                           Revenue, 3.97%, 12/1/26, (LOC
                           Wells Fargo Bank) (b)
              10,000,000   State Tax & Revenue Anticipation                                                   10,024,333
                           Notes, 4.50%, 8/31/06                                                        ----------------
                                                                                                              18,809,333
                                                                                                        ----------------
Utah  (2.24%):
               2,800,000   Duchesne School District Municipal                                                  2,800,000
                           Building Authority Lease Revenue,
                           4.02%, 6/1/21, (LOC U.S. Bank) (b)
               2,900,000   Ogden City Redevelopment Agency                                                     2,900,000
                           Tax, Increment Revenue, 3.97%,
                           4/1/25, (LOC Wells Fargo Bank) (b)
               2,020,000   Salt Lake City Revenue (Valley                                                      2,020,000
                           Mental Health Project), 3.97%,
                           12/1/21, (LOC Wells Fargo Bank) (b)
                 805,000   Sanpete County School Facilities                                                      805,000
                           Revenue (Wasatch Academy),                                                   ----------------
                           4.02%, 8/1/28, (LOC U.S. Bank) (b)
                                                                                                               8,525,000
                                                                                                        ----------------
Virginia  (0.59%):
                 885,000   Alexandria IDA (Pooled Loan                                                           885,000
                           Project), 4.00%, 7/1/26, (LOC Bank of
                           America) (b)
               1,350,000   Roanoke County Industrial                                                           1,350,000
                           Development Authority Healthcare                                             ----------------
                           Facilities Revenue (Friendship Manor,
                           Inc.), 3.98%, 10/1/15, (LOC Wachovia
                           Bank) (b)
                                                                                                               2,235,000
                                                                                                        ----------------
Washington  (4.13%):
               2,200,000   Snohomish County Public Utility,                                                    2,200,000
                           3.96%, 12/1/19, (FSA Insured) (b)
               6,485,000   State Health Care Facilities                                                        6,485,000
                           Revenue (Empire Health Services),
                           4.00%, 11/1/23, (LOC U.S. Bank) (b)
               5,545,000   State Housing & Finance                                                             5,545,000
                           Commission Nonprofit Revenue
                           (Overlake School Project), 3.97%,
                           10/1/29, (LOC Wells Fargo Bank) (b)
                 885,000   State Public Power Supply, 3.95%,                                                     885,000
                           7/1/12, (MBIA Insured) (b)
                 600,000   State Public Power Supply, 3.96%,                                                     600,000
                           7/1/17, (LOC Bank of America) (b)                                            ----------------
                                                                                                              15,715,000
                                                                                                        ----------------
Wisconsin  (1.81%):
               1,125,000   State Health & Educational Facilities                                               1,125,000
                           Authority Revenue (Camillus Health
                           Center), 3.96%, 2/1/35, (LOC U.S.
                           Bank) (b)
               2,245,000   State Municipalities Private School                                                 2,245,000
                           Finance Commission Revenue (Fox
                           Valley Lutheran High School), 4.01%,
                           3/1/23, (LOC U.S. Bank) (b)
               3,500,000   State School Districts Cash Flow                                                    3,509,954
                           Management Program Certificates of                                           ----------------
                           Participation, Series A-1, 4.25%,
                           9/20/06, (LOC U.S. Bank)
                                                                                                               6,879,954
                                                                                                        ----------------

TOTAL MUNICIPAL BONDS (COST $306,455,406)                                                                    306,455,406
                                                                                                        ----------------

                SHARES
                  OR
               PRINCIPAL       SECURITY
                AMOUNT        DESCRIPTION                                                                    VALUE
               ---------      -----------                                                               ----------------

COMMERCIAL PAPER  (16.93%):
Florida  (6.11%):
               5,200,000   Intermountain Power Agency, 3.50%,                                                  5,200,000
                           8/3/06, (LOC JP Morgan Chase
                           Bank)
               4,500,000   Jacksonville Health Facilities                                                      4,500,000
                           Authority Revenue (Baptist Medical
                           Center Project), 3.20%, 10/13/06,
                           (LOC Bank of America)
               9,200,000   Pinellas County Education, 3.52%,                                                   9,200,000
                           7/7/06, (LOC Wachovia Bank)
               4,347,000   State Municipal Power, 3.31%,                                                       4,347,000
                           8/3/06, (LOC Wachovia Bank)                                                  ----------------
                                                                                                              23,247,000
                                                                                                        ----------------
Illinois  (2.08%):
               7,930,000   State Health, 3.39%, 7/10/06, (MBIA                                                 7,930,000
                           Insured)                                                                     ----------------

Minnesota  (2.10%):
               8,000,000   University of Minnesota, 3.50%,                                                     8,000,000
                           7/7/06                                                                       ----------------

North Carolina  (1.34%):
               5,100,000   City of Charlotte, 3.55%, 2/1/07,                                                   5,100,000
                           (LOC Suntrust Bank)                                                          ----------------

Pennsylvania  (0.55%):
               2,100,000   Montgomery County, 3.52%,                                                           2,100,000
                           7/18/06, (LOC BNP Paribas)                                                   ----------------

Texas  (0.99%):
               3,750,000   Plano Health Facilities, 3.35%,                                                     3,750,000
                           8/3/06, (MBIA Insured)                                                       ----------------

Wisconsin  (1.26%):
               4,800,000   State Health, 3.48%, 7/7/06, (LOC                                                   4,800,000
                           JP Morgan Chase Bank)                                                        ----------------

Wyoming  (2.50%):
               9,525,000   Sweetwater County Wyoming,                                                          9,525,000
                           3.35%, 7/10/06, (LOC Barclays                                                ----------------
                           Bank)

TOTAL COMMERCIAL PAPER (COST $64,452,000)                                                                     64,452,000
                                                                                                        ----------------

INVESTMENT COMPANIES  (1.03%):
               3,910,516   Federated Tax Exempt Money                                                          3,910,516
                           Market Fund                                                                  ----------------

TOTAL INVESTMENT COMPANIES (COST $3,910,516)                                                                   3,910,516
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $374,817,922) (a)   -   98.47%                                                       374,817,922
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.53%                                                              5,822,565
                                                                                                        ----------------

NET ASSETS   -   100.00%                                                                                $    380,640,487
                                                                                                        ================

____________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on June 30, 2006. The maturity date represents the actual maturity date.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PSF - Permanent School Fund
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

                              TAMARACK FUNDS TRUST
                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                  June 30, 2006
                                   (unaudited)


1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. Tamarack operates fifteen separate series (individually, a "Fund" and collectively, the "Funds"), each with its own investment objectives and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). The officers of Tamarack ("Fund Management") follow these policies when preparing the schedules of portfolio investments. Fund Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

SECURITY VALUATION: Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard
Time). If there was no sale on the primary exchange on the day the net asset value is calculated ("Value Date"), the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Board of Trustees' (the "Board") approved pricing and valuation procedures that Tamarack has established to estimate a security's fair value. These procedures are also used to estimate the fair value of a security if a significant event occurs that materially affects the value of the security. Foreign equity securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation as of the Value Time. Investments in open-end investment companies are valued at net asset value. Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost.

Bonds and other fixed income securities are generally valued on the basis of market prices furnished by pricing services approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates market value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases where a security price is unavailable from a pricing service, the Board has approved pricing and valuation procedures to determine a security's fair value. Investments in open-end investment companies are valued at net asset value.

                                    CONTINUED

                              TAMARACK FUNDS TRUST
                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                  June 30, 2006
                                   (unaudited)


Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in money market funds are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. If the amortized cost no longer approximates market value due to credit or other impairment of the issuer, a Money Market Fund will use pricing and valuation procedures approved by the Board to determine a security's fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. The Money Market Funds do not invest in any unrated securities.

The tax cost of securities differs from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund (except the Money Market Funds) were as follows:

                                                                                     Net Unrealized
                               Tax Cost of        Unrealized       Unrealized         Appreciation
                               Securities        Appreciation     Depreciation       (Depreciation)
                              -------------     -------------     -------------      -------------
Large Cap Growth Fund         $ 141,520,455     $  16,153,556     $ (10,961,564)     $   5,191,992
Mid Cap Growth Fund             124,459,875        26,507,327        (6,162,353)        20,344,974
Small Cap Growth Fund             9,629,561         3,052,739          (825,523)         2,227,216
Enterprise Fund                 336,811,430       119,276,430       (18,949,586)       100,326,844
Enterprise Small Cap Fund        55,410,140        25,550,644        (4,745,616)        20,805,028
Value Fund                      225,983,066        93,517,063        (7,268,544)        86,248,519
Microcap Value Fund             195,841,765        81,529,664       (17,580,947)        63,948,717
Government Income Fund            5,486,551               955          (171,891)         (170,936)
Quality Fixed Income Fund        64,572,219           108,719        (2,285,892)       (2,177,173)
Tax-Free Income Fund             19,457,335           485,111          (114,547)           370,564

INVESTMENT TRANSACTIONS:

Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date.

FINANCIAL INSTRUMENTS:

Certain of the Funds may enter into futures contracts in an effort to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Put and call options on futures contracts would give a Fund the right (but not the obligation) to sell or to purchase for a specified price the underlying futures contract at any time during the option period. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in fair value of the underlying index. A Fund would recognize a gain or loss each day equal to the income received or paid. The Funds did not enter into futures contracts during the period ended June 30, 2006.

The Funds may engage in when-issued transactions. A Fund would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued are valued daily as of the trade date. Securities purchased on a when-issued basis begin earning interest on the settlement date.

                                    CONTINUED

                              TAMARACK FUNDS TRUST
                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                  June 30, 2006
                                   (unaudited)


REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market of the collateral remains in excess of the repurchase agreement in the event of a default.

SECURITIES LENDING:

The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and
(4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent ("Wells Fargo Bank") a percentage of the lending income. Securities lending income is presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Fund assumes all risk of loss arising out of collateral investment loss and any resulting collateral deficiencies. In an effort to reduce these risks, Voyageur Asset Management (the Funds' investment advisor) and Wells Fargo Bank will monitor the creditworthiness of the firms to which the Funds lend securities.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of June 30, 2006:

                                             Value of              Value of
                                          Securities Loaned       Collateral
                                          -----------------      ------------
Large Cap Growth Fund                      $ 13,052,167          $ 13,491,962
Mid Cap Growth Fund                          18,711,680            19,351,823
Enterprise Fund                              56,007,292            58,522,702
Enterprise Small Cap Fund                     8,560,701             8,978,969
Value Fund                                   19,794,059            20,355,099
Government Income Fund                          607,343               619,112
Prime Money Market Fund                       3,004,610             3,065,636
Institutional Prime Money Market Fund        27,041,494            27,590,725

                                    CONTINUED

                              TAMARACK FUNDS TRUST
                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                  June 30, 2006
                                   (unaudited)


The cash collateral received was pooled and invested into the following:

                                                                                                     Enterprise
                                                      Large Cap        Mid Cap       Enterprise      Small Cap
                                                     Growth Fund     Growth Fund        Fund            Fund         Value Fund
                                                     -----------     -----------     -----------     -----------     -----------
American General Finance, 7/13/2007                  $   556,060     $   797,570     $ 2,411,965     $   370,061     $   838,828
Atlas Capital Fund Corp., 10/20/2006                     667,272         957,084       2,894,359         444,073       1,006,593
Atomium Funding Corp., 7/05/2006                         667,272         957,084       2,894,359         444,073       1,006,593
Buckingham CDO, LTD., 7/21/2006                          554,592         795,464       2,405,598         369,084         838,828
Cairn, LLC., 7/05/2006                                   667,272         957,084       2,894,359         444,073       1,006,593
Cedar Springs Capital Company, LLC, 7/6/2006             778,484       1,116,597       3,376,752         518,085       1,174,359
Concord Minutemen Capital Co., 7/13/2007                 444,848         638,056       1,929,572         296,049         671,062
Concord Minutemen Capital Co., 7/12/2007                 233,545         334,979       1,013,026         155,426         352,308
Dexia Credit Local De France COD, 8/14/2006              166,818         239,271         723,590         111,018         251,648
Islands Bank, Inc., 3/22/2007                            444,848         638,056       1,929,572         296,049         671,062
Lexington Parker Capital Company, LLC, 8/14/2006         667,272         957,084       2,894,359         444,073       1,006,593
MBIA Global Funding, LLC, 2/20/2007                      333,636         478,542       1,447,179         222,037         503,297
Metlife Global Funding 1, 3/06/2012                      556,060         797,570       2,411,965         370,061         838,828
Morgan Stanley, CP, 10/10/2006                           556,060         797,570       2,411,965         370,061         838,828
Morgan Stanley, CP, 10/30/2006                           333,636         478,542       1,447,179         222,037         503,297
Ticonderoga, LLC, 7/24/06                                556,060         797,570       2,411,965         370,061         838,828
White Pine Finance, LLC, 7/17/06                         556,060         797,570       2,411,965         370,061         838,828
Goldman Sachs, Repo, 7/3/2006                          2,600,918       3,730,554      11,281,734       1,730,924       3,923,534
Morgan Stanley, Repo, 7/3/2006                         2,151,249       3,085,576       9,331,239       1,431,663       3,245,192
                                                     -----------     -----------     -----------     -----------     -----------
Total Collateral Held                                $13,491,962     $19,351,823     $58,522,702     $ 8,978,969     $20,355,099
                                                     ===========     ===========     ===========     ===========     ===========

                                                                                    Institutional
                                                     Government      Prime Money     Prime Money
                                                     Income Fund     Market Fund     Market Fund
                                                     -----------     -----------    -------------
American General Finance, 7/13/2007                  $    25,516     $      --       $      --
Atlas Capital Fund Corp., 10/20/2006                      30,619            --              --
Atomium Funding Corp., 7/05/2006                          30,619            --              --
Buckingham CDO, LTD., 7/21/2006                           25,449            --              --
Cairn, LLC., 7/05/2006                                    30,619            --              --
Cedar Springs Capital Company, LLC, 7/6/2006              35,723            --              --
Concord Minutemen Capital Co., 7/13/2007                  20,413            --              --
Concord Minutemen Capital Co., 7/12/2007                  10,717            --              --
Dexia Credit Local De France COD, 8/14/2006                7,655            --              --
Islands Bank, Inc., 3/22/2007                             20,413            --              --
Lexington Parker Capital Company, LLC, 8/14/2006          30,619            --              --
MBIA Global Funding, LLC, 2/20/2007                       15,310            --              --
Metlife Global Funding 1, 3/06/2012                       25,516            --              --
Morgan Stanley, CP, 10/10/2006                            25,516            --              --
Morgan Stanley, CP, 10/30/2006                            15,310            --              --
Ticonderoga, LLC, 7/24/06                                 25,516            --              --
White Pine Finance, LLC, 7/17/06                          25,516            --              --
Goldman Sachs, Repurchase Agreement, 7/3/2006            119,349            --              --
Morgan Stanley, Repurchase Agreement, 7/3/2006            98,713       3,065,636      27,590,725
                                                     -----------     -----------     -----------
Total Collateral Held                                $   619,112     $ 3,065,636     $27,590,725
                                                     ===========     ===========     ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                Tamarack Fund Trusts
                            ---------------------------------------------------

By (Signature and Title)*   /s/ Jennifer Lammers
                            ---------------------------------------------------
                            Jennifer Lammers, President

Date    8/25/06
    ---------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jennifer Lammers
                            ---------------------------------------------------
                            Jennifer Lammers, President

Date    8/25/06
    ---------------


By (Signature and Title)*   /s/ David Lux
                            ---------------------------------------------------
                            David Lux, Chief Financial Officer

Date    8/25/06
    ---------------


* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.